UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Delaware Foundation Funds®

Delaware Foundation® Growth Allocation Fund

Delaware Foundation Moderate Allocation Fund

Delaware Foundation Conservative Allocation Fund

Semiannual report

March 31, 2014

Multi-asset mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Foundation Funds® are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of March 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from October 1, 2013 to March 31, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2013 to March 31, 2014.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Growth Allocation Fund

Expense analysis of an investment of $ 1,000

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expenses Paid During Period 10/1/13 to 3/31/14*
Actual Fund return †
Class A	$1,000.00	$1,066.80	1.15%	$5.93
Class B	1,000.00	1,066.40	1.15%	5.92
Class C	1,000.00	1,062.60	1.90%	9.77
Class R	1,000.00	1,064.70	1.40%	7.21
Institutional Class	1,000.00	1,067.20	0.90%	4.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.15%	$5.79
Class B	1,000.00	1,019.20	1.15%	5.79
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

Delaware Foundation Moderate Allocation Fund

Expense analysis of an investment of $ 1,000

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expenses Paid During Period 10/1/13 to 3/31/14*
Actual Fund return †
Class A	$1,000.00	$1,058.80	1.13%	$5.80
Class B	1,000.00	1,058.80	1.15%	5.90
Class C	1,000.00	1,054.20	1.90%	9.73
Class R	1,000.00	1,056.60	1.40%	7.18
Institutional Class	1,000.00	1,059.40	0.90%	4.62
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.69
Class B	1,000.00	1,019.20	1.15%	5.79
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

(continues)                                                 1

Disclosure of Fund expenses

Delaware Foundation® Conservative Allocation Fund

Expense analysis of an investment of $ 1,000

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expenses Paid During Period 10/1/13 to 3/31/14*
Actual Fund return †
Class A	$1,000.00	$1,050.40	1.13%	$5.78
Class B	1,000.00	1,050.00	1.13%	5.78
Class C	1,000.00	1,046.80	1.88%	9.59
Class R	1,000.00	1,049.00	1.38%	7.05
Institutional Class	1,000.00	1,051.60	0.88%	4.50
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.69
Class B	1,000.00	1,019.30	1.13%	5.69
Class C	1,000.00	1,015.56	1.88%	9.45
Class R	1,000.00	1,018.05	1.38%	6.94
Institutional Class	1,000.00	1,020.54	0.88%	4.43

*“ Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

As of March 31, 2014 (Unaudited)

Sector, country and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	81.12%
U.S. Markets	43.39%
Consumer Discretionary	4.44%
Consumer Staples	3.31%
Energy	4.34%
Financials	8.43%
Healthcare	5.96%
Industrials	3.40%
Information Technology	10.53%
Materials	1.17%
Telecommunication Services	1.04%
Utilities	0.77%
Developed Markets	26.85%
Consumer Discretionary	4.27%
Consumer Staples	3.17%
Energy	1.40%
Financials	4.23%
Healthcare	4.26%
Industrials	4.21%
Information Technology	1.59%
Materials	2.38%
Telecommunication Services	1.09%
Utilities	0.25%
Emerging Markets	10.88%
Consumer Discretionary	0.63%
Consumer Staples	1.58%
Energy	1.64%
Financials	1.63%
Industrials	0.46%
Information Technology	1.93%
Materials	1.14%
Telecommunication Services	1.87%
Utilities	0.00%
Convertible Preferred Stock	0.13%
Exchange-Traded Funds	0.16%
Agency Collateralized Mortgage Obligations	0.27%
Agency Mortgage-Backed Securities	2.30%
Commercial Mortgage-Backed Securities	0.35%
Convertible Bonds	0.43%

Security type / sector	Percentage of net assets
Corporate Bonds	10.42%
Banking	1.31%
Basic Industry	0.75%
Brokerage	0.08%
Capital Goods	0.57%
Consumer Cyclical	0.64%
Consumer Non-Cyclical	0.79%
Energy	1.69%
Financials	0.31%
Insurance	0.36%
Media	0.38%
Real Estate	0.52%
Services	0.18%
Technology	0.52%
Telecommunications	1.05%
Transportation	0.14%
Utilities	1.13%
Municipal Bonds	0.11%
Non-Agency Asset-Backed Securities	0.35%
Non-Agency Collateralized Mortgage Obligations	0.08%
Senior Secured Loans	2.40%
Sovereign Bonds	0.40%
Supranational Banks	0.07%
U.S. Treasury Obligations	0.68%
Preferred Stock	0.07%
Right	0.00%
Option Purchased	0.00%
Short-Term Investments	1.24%
Total Value of Securities	100.58%
Liabilities Net of Receivables and Other Assets	(0.58%)
Total Net Assets	100.00%

(continues)                                                 3

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Teva Pharmaceutical Industries ADR	1.01%
Microsoft	0.88%
EOG Resources	0.85%
Toyota Motor	0.83%
Google Class A	0.81%
QUALCOMM	0.81%
Aryzta	0.80%
Visa Class A	0.78%
Novartis	0.75%
MasterCard Class A	0.72%

*Country / market	Percentage of net assets
Developed Markets	28.64%
Australia	0.95%
Austria	0.22%
Belgium	0.18%
Bermuda	0.05%
Canada	1.45%
Cayman Islands	0.04%
Denmark	0.97%
France	4.46%
Germany	1.87%
Hong Kong	0.96%
Ireland	0.33%
Israel	1.26%
Italy	0.93%
Japan	5.09%
Luxembourg	0.48%
Netherlands	0.89%
Norway	0.39%
Portugal	0.07%
Singapore	0.14%

*Country / market	Percentage of net assets
Spain	0.53%
Sweden	0.90%
Switzerland	3.09%
United Kingdom	3.39%
Emerging Markets	11.77%
Argentina	0.16%
Brazil	1.79%
Chile	0.12%
China	1.95%
Colombia	0.16%
Cyprus	0.02%
Hungary	0.02%
India	0.77%
Indonesia	0.05%
Jersey	0.05%
Malaysia	0.11%
Mexico	1.23%
Panama	0.01%
Poland	0.14%
Republic of Korea	2.35%
Romania	0.01%
Russia	0.71%
Slovenia	0.23%
South Africa	0.66%
Taiwan	0.75%
Thailand	0.27%
Turkey	0.19%
Venezuela	0.02%
Supranational	0.07%
U.S. Markets	58.86%
Total	99.34%

* Allocation includes all investments except for short-term investments.

Security type / sector allocations, top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

As of March 31, 2014 (Unaudited)

Sector, country and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	60.39%
U.S. Markets	32.50%
Consumer Discretionary	3.29%
Consumer Staples	2.48%
Energy	3.25%
Financials	6.31%
Healthcare	4.51%
Industrials	2.54%
Information Technology	7.86%
Materials	0.89%
Telecommunication Services	0.78%
Utilities	0.59%
Developed Markets	19.90%
Consumer Discretionary	3.16%
Consumer Staples	2.40%
Energy	1.01%
Financials	3.14%
Healthcare	3.16%
Industrials	3.11%
Information Technology	1.17%
Materials	1.77%
Telecommunication Services	0.80%
Utilities	0.18%
Emerging Markets	7.99%
Consumer Discretionary	0.47%
Consumer Staples	1.14%
Energy	1.25%
Financials	1.20%
Industrials	0.34%
Information Technology	1.36%
Materials	0.85%
Telecommunication Services	1.38%
Convertible Preferred Stock	0.29%
Exchange-Traded Funds	0.12%
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	0.32%
Agency Mortgage-Backed Securities	5.11%
Commercial Mortgage-Backed Securities	0.81%
Convertible Bonds	1.10%

Security type / sector	Percentage of net assets
Corporate Bonds	22.26%
Banking	2.81%
Basic Industry	2.20%
Brokerage	0.17%
Capital Goods	0.80%
Consumer Cyclical	1.20%
Consumer Non-Cyclical	2.03%
Energy	2.99%
Financials	0.74%
Insurance	0.81%
Media	0.96%
Real Estate	0.81%
Services	0.34%
Technology	1.30%
Telecommunications	2.36%
Transportation	0.40%
Utilities	2.34%
Municipal Bonds	0.29%
Non-Agency Asset-Backed Securities	0.40%
Non-Agency Collateralized Mortgage Obligations	0.16%
Senior Secured Loans	4.30%
Sovereign Bonds	0.56%
Supranational Banks	0.14%
U.S. Treasury Obligations	1.88%
Preferred Stock	0.23%
Right	0.00%
Option Purchased	0.00%
Short-Term Investments	3.72%
Total Value of Securities	102.10%
Liabilities Net of Receivables and Other Assets	(2.10%)
Total Net Assets	100.00%

(continues)                                                 5

Security type / sector allocations, top 10 equity

holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Teva Pharmaceutical Industries ADR	0.74%
Microsoft	0.66%
EOG Resources	0.64%
Toyota Motor	0.61%
Aryzta	0.60%
QUALCOMM	0.60%
Google Class A	0.59%
Visa Class A	0.58%
Novartis	0.55%
MasterCard Class A	0.54%

*Country / market	Percentage of net assets
Developed Markets	24.63%
Australia	1.01%
Austria	0.06%
Belgium	0.14%
Bermuda	0.23%
Canada	1.45%
Cayman Islands	0.56%
Denmark	0.73%
France	3.52%
Germany	1.40%
Hong Kong	0.70%
Ireland	0.38%
Israel	0.93%
Italy	0.74%
Japan	3.76%
Luxembourg	0.63%
Netherlands	1.13%
Norway	0.33%
Portugal	0.05%
Singapore	0.11%
Spain	0.49%
Sweden	0.74%

*Country / market	Percentage of net assets
Switzerland	2.46%
United Kingdom	3.08%
Emerging Markets	10.16%
Argentina	0.12%
Barbados	0.12%
Brazil	1.60%
British Virgin Islands	0.06%
Chile	0.15%
China	1.47%
Colombia	0.21%
Costa Rica	0.12%
Cyprus	0.04%
Gabon	0.06%
Hungary	0.03%
Iceland	0.06%
India	0.62%
Indonesia	0.03%
Jersey	0.10%
Kazakhstan	0.07%
Malaysia	0.08%
Mexico	1.02%
Panama	0.07%
Peru	0.06%
Poland	0.11%
Republic of Korea	1.74%
Romania	0.03%
Russia	0.55%
Slovenia	0.06%
South Africa	0.52%
Taiwan	0.51%
Thailand	0.19%
Turkey	0.32%
Venezuela	0.04%
Supranational	0.14%
U.S. Markets	63.45%
Total	98.38%

*Allocation includes all investments except for short-term investments.

Security type / sector allocations, top 10 equity

holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

As of March 31, 2014 (Unaudited)

Sector, country and region designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	40.98%
U.S. Markets	22.09%
Consumer Discretionary	2.24%
Consumer Staples	1.78%
Energy	2.20%
Financials	4.27%
Healthcare	2.99%
Industrials	1.72%
Information Technology	5.37%
Materials	0.60%
Telecommunication Services	0.53%
Utilities	0.39%
Developed Markets	13.58%
Consumer Discretionary	2.16%
Consumer Staples	1.63%
Energy	0.70%
Financials	2.14%
Healthcare	2.17%
Industrials	2.11%
Information Technology	0.80%
Materials	1.20%
Telecommunication Services	0.55%
Utilities	0.12%
Emerging Markets	5.31%
Consumer Discretionary	0.32%
Consumer Staples	0.77%
Energy	0.82%
Financials	0.78%
Industrials	0.22%
Information Technology	0.93%
Materials	0.54%
Telecommunication Services	0.93%
Convertible Preferred Stock	0.44%
Exchange-Traded Funds	0.04%
Agency Collateralized Mortgage Obligations	0.47%
Agency Mortgage-Backed Securities	7.94%
Commercial Mortgage-Backed Securities	1.36%
Convertible Bonds	1.53%

Security type / sector	Percentage of net assets
Corporate Bonds	33.86%
Banking	3.35%
Basic Industry	2.94%
Brokerage	0.28%
Capital Goods	1.28%
Consumer Cyclical	2.12%
Consumer Non-Cyclical	3.34%
Energy	4.77%
Financials	1.16%
Insurance	1.30%
Media	1.49%
Real Estate	1.46%
Services	0.56%
Technology	1.85%
Telecommunications	3.54%
Transportation	0.76%
Utilities	3.66%
Municipal Bonds	0.33%
Non-Agency Asset-Backed Securities	0.73%
Non-Agency Collateralized Mortgage Obligations	0.20%
Senior Secured Loans	6.69%
Sovereign Bonds	1.00%
Supranational Banks	0.13%
U.S. Treasury Obligations	3.15%
Preferred Stock	0.37%
Right	0.00%
Option Purchased	0.00%
Short-Term Investments	4.66%
Total Value of Securities	103.88%
Liabilities Net of Receivables and Other Assets	(3.88%)
Total Net Assets	100.00%

(continues)                                                 7

Security type / sector allocations, top 10 equity

holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Teva Pharmaceutical Industries ADR	0.52%
Microsoft	0.45%
EOG Resources	0.43%
Toyota Motor	0.42%
Aryzta	0.41%
QUALCOMM	0.41%
Google Class A	0.40%
Visa Class A	0.39%
Novartis	0.38%
MasterCard Class A	0.36%

*Country / market	Percentage of net assets
Developed Markets	20.64%
Australia	1.02%
Austria	0.14%
Belgium	0.09%
Bermuda	0.39%
Canada	1.45%
Cayman Islands	1.05%
Denmark	0.50%
France	2.60%
Germany	1.00%
Hong Kong	0.48%
Ireland	0.64%
Israel	0.64%
Italy	0.61%
Japan	2.56%
Luxembourg	1.14%
Netherlands	1.24%
Norway	0.28%
Portugal	0.03%
Singapore	0.07%
Spain	0.38%
Sweden	0.50%

*Country / market	Percentage of net assets
Switzerland	1.58%
United Kingdom	2.25%
Emerging Markets	8.71%
Argentina	0.08%
Barbados	0.22%
Brazil	1.20%
Chile	0.21%
China	1.01%
Colombia	0.29%
Cyprus	0.06%
Gabon	0.14%
Hungary	0.04%
Iceland	0.07%
India	0.50%
Indonesia	0.29%
Jersey	0.13%
Kazakhstan	0.08%
Malaysia	0.05%
Mexico	1.18%
Panama	0.05%
Peru	0.14%
Poland	0.12%
Republic of Korea	1.31%
Romania	0.04%
Russia	0.34%
Slovenia	0.14%
South Africa	0.34%
Taiwan	0.33%
Thailand	0.13%
Turkey	0.09%
United Arab Emirates	0.07%
Venezuela	0.06%
Supranational	0.13%
U.S. Markets	69.74%
Total	99.22%

*Allocation includes all investments except for short-term investments.

Schedules of investments

Delaware Foundation® Growth Allocation Fund

March 31, 2014 (Unaudited)

	Number of Shares	Value (U.S. $)
Common Stock – 81.12%
U.S. Markets – 43.39%
Consumer Discretionary – 4.44%
BorgWarner	650	$39,955
Buffalo Wild Wings †	300	44,670
Carnival	900	34,074
Cheesecake Factory	660	31,436
Cinemark Holdings	680	19,727
Comcast Special Class A	1,950	95,082
Del Frisco’s Restaurant Group †	1,055	29,435
DSW Class A	1,650	59,169
Express †	1,315	20,882
Ford Motor	5,850	91,260
Francesca’s Holdings †	1,830	33,196
G-III Apparel Group †	710	50,822
Iconix Brand Group †	1,195	46,928
Jack in the Box †	855	50,394
Johnson Controls	8,000	378,560
L Brands	6,877	390,407
Liberty Interactive Class A †	18,466	533,113
Lowe’s	7,500	366,750
Macy’s	1,630	96,643
Madden (Steven) †	1,572	56,561
McDonald’s	1,170	114,695
National CineMedia	1,620	24,300
NIKE Class B	3,694	272,839
Nordstrom	1,380	86,181
Popeyes Louisiana Kitchen †	1,135	46,126
Priceline Group †	452	538,734
Regal Entertainment Group Class A	1,120	20,922
Sally Beauty Holdings †	6,779	185,745
Shutterfly †	690	29,449
Starbucks	1,400	102,732
Tenneco †	930	54,005
Tractor Supply	740	52,266
Urban Outfitters †	1,700	61,999
Viacom Class B	510	43,345

		4,102,402

Consumer Staples – 3.31%
Archer-Daniels-Midland	10,400	451,256
Avon Products	5,800	84,912
Casey’s General Stores	645	43,596
Coca-Cola	990	38,273
CVS Caremark	6,840	512,042
General Mills	1,840	95,349
J&J Snack Foods	365	35,029

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Consumer Staples (continued)
Kimberly-Clark	620	$68,355
Kraft Foods Group	6,733	377,721
Mondelez International Class A	11,100	383,505
PepsiCo	1,580	131,930
Procter & Gamble	2,340	188,604
Susser Holdings †	895	55,911
Walgreen	8,870	585,686

		3,052,169

Energy – 4.34%
Bonanza Creek Energy †	340	15,096
Bristow Group	275	20,768
C&J Energy Services †	920	26,827
Carrizo Oil & Gas †	740	39,560
Chevron	4,800	570,768
ConocoPhillips	5,500	386,925
Diamondback Energy †	355	23,895
EOG Resources	4,020	788,603
Exxon Mobil	1,770	172,894
Halliburton	6,400	376,896
Jones Energy Class A †	1,410	21,347
Kinder Morgan	8,013	260,342
Kodiak Oil & Gas †	2,530	30,714
Marathon Oil	12,740	452,525
National Oilwell Varco	790	61,517
Occidental Petroleum	4,940	470,733
Pioneer Energy Services †	2,515	32,569
RigNet †	950	51,139
Rosetta Resources †	800	37,264
RSP Permian †	520	15,023
Schlumberger	1,510	147,225

		4,002,630

Financials – 8.43%
AFLAC	1,410	88,886
Allstate	6,700	379,086
American Campus Communities	550	20,543
American Equity Investment Life Holding	1,880	44,406
American Tower	1,050	85,963
Ameriprise Financial	550	60,539
AMERISAFE	800	35,128
Apartment Investment & Management	900	27,198
AvalonBay Communities	650	85,358

(continues)                                                 9

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Bank of New York Mellon	10,700	$377,603
BB&T	9,300	373,581
BBCN Bancorp	1,970	33,766
BlackRock	260	81,765
Boston Properties	850	97,351
Brandywine Realty Trust	2,750	39,765
Bryn Mawr Bank	350	10,055
Camden Property Trust	400	26,936
Capital Bank Financial †	1,085	27,244
Capital One Financial	1,390	107,252
Cardinal Financial	1,925	34,323
Citigroup	2,570	122,332
City Holding	755	33,869
CME Group	3,451	255,408
Corporate Office Properties Trust	725	19,314
Cousins Properties	1,750	20,073
Crown Castle International	7,776	573,713
DCT Industrial Trust	5,880	46,334
DDR	3,150	51,912
Douglas Emmett	1,725	46,817
Duke Realty	3,400	57,392
DuPont Fabros Technology	1,420	34,179
EastGroup Properties	320	20,131
EPR Properties	1,310	69,941
Equity Lifestyle Properties	475	19,309
Equity One	900	20,106
Equity Residential	1,675	97,133
Essex Property Trust	350	59,517
Evercore Partners Class A	580	32,045
Extra Space Storage	450	21,829
Federal Realty Investment Trust	175	20,076
Fidelity & Guaranty Life	1,620	38,232
First Industrial Realty Trust	1,975	38,157
First Potomac Realty Trust	1,050	13,566
Flushing Financial	1,305	27,496
General Growth Properties	3,625	79,750
Greenhill & Co	450	23,391
Health Care REIT	500	29,800
Healthcare Realty Trust	975	23,546
Healthcare Trust of America Class A	1,825	20,787
Highwoods Properties	975	37,450
Host Hotels & Resorts	6,935	140,364

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Independent Bank	850	$33,465
IntercontinentalExchange Group	2,162	427,708
Invesco	1,830	67,710
JPMorgan Chase	3,300	200,343
Kilroy Realty	600	35,148
Kimco Realty	1,800	39,384
Kite Realty Group Trust	5,155	30,930
LaSalle Hotel Properties	1,915	59,959
Lexington Realty Trust	2,075	22,638
Liberty Property Trust	500	18,480
LTC Properties	175	6,585
Macerich	525	32,723
Maiden Holdings	1,990	24,835
Marsh & McLennan	7,700	379,610
National Retail Properties	2,275	78,078
Park National	410	31,525
Pebblebrook Hotel Trust	700	23,639
Post Properties	600	29,460
Primerica	930	43,812
Progressive	12,589	304,906
Prologis	2,400	97,992
Prosperity Bancshares	705	46,636
Prudential Financial	680	57,562
PS Business Parks	275	22,995
Public Storage	450	75,821
Ramco-Gershenson Properties Trust	3,075	50,123
Raymond James Financial	1,660	92,844
Regency Centers	750	38,295
RLJ Lodging Trust	1,025	27,409
Sabra Health Care REIT	525	14,642
Simon Property Group	1,425	233,700
SL Green Realty	650	65,403
Sovran Self Storage	475	34,889
Spirit Realty Capital	2,625	28,823
State Street	1,040	72,332
Sterling Bancorp	2,280	28,865
Stifel Financial †	775	38,564
Strategic Hotels & Resorts †	2,825	28,787
Susquehanna Bancshares	3,195	36,391
Tanger Factory Outlet Centers	1,025	35,875
Taubman Centers	250	17,697
Texas Capital Bancshares †	560	36,366
Travelers	960	81,696
UDR	1,550	40,037

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
United Fire Group	835	$25,342
Ventas	1,450	87,827
Vornado Realty Trust	975	96,096
Webster Financial	1,370	42,552
Wells Fargo	3,300	164,142
Western Alliance Bancorp †	1,560	38,376

		7,779,734

Healthcare – 5.96%
AbbVie	2,460	126,444
Acorda Therapeutics †	1,035	39,237
Air Methods †	1,145	61,177
Akorn †	1,005	22,110
Align Technology †	940	48,683
Alkermes †	1,100	48,499
Allergan	4,082	506,576
Auxilium Pharmaceuticals †	1,580	42,944
Baxter International	5,500	404,690
Cardinal Health	5,400	377,892
Celgene †	4,383	611,867
Cepheid †	710	36,622
Conmed	940	40,843
Cross Country Healthcare †	2,310	18,642
CryoLife	2,285	22,759
Express Scripts †	1,700	127,653
Gilead Sciences †	1,880	133,217
Haemonetics †	835	27,213
InterMune †	1,530	51,209
Johnson & Johnson	4,140	406,672
Medicines †	605	17,194
Merck	9,360	531,367
Merit Medical Systems †	1,313	18,776
NPS Pharmaceuticals †	1,120	33,522
Perrigo	1,682	260,138
Pfizer	17,218	553,042
Prestige Brands Holdings †	1,140	31,065
Quest Diagnostics	6,900	399,648
Quidel †	1,275	34,807
Spectrum Pharmaceuticals †	2,355	18,463
Thermo Fisher Scientific	1,100	132,264
UnitedHealth Group	1,540	126,265
Vertex Pharmaceuticals †	910	64,355
WellCare Health Plans †	480	30,490
West Pharmaceutical Services	1,110	48,895
Zoetis	1,620	46,883

		5,502,123

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials – 3.40%
AAON	1,762	$49,107
Acuity Brands	170	22,537
Applied Industrial Technologies	895	43,175
Barnes Group	1,190	45,779
Caterpillar	330	32,792
Chart Industries †	180	14,319
Columbus McKinnon †	1,405	37,640
Cummins	360	53,636
Deere	440	39,952
Eaton	940	70,613
ESCO Technologies	645	22,698
Esterline Technologies †	205	21,841
FedEx	470	62,303
FTI Consulting †	1,220	40,675
General Electric	6,770	175,275
Granite Construction	1,010	40,329
Honeywell International	1,390	128,936
Hunt (J.B.) Transport Services	720	51,782
Kadant	1,015	37,017
KEYW Holding †	2,410	45,091
Kforce	2,220	47,330
Lockheed Martin	570	93,047
McGrath RentCorp	645	22,549
MYR Group †	825	20,889
Nielsen Holdings	1,310	58,465
Northrop Grumman	3,100	382,478
Parker Hannifin	560	67,038
Paylocity Holding †	130	3,127
Raytheon	3,800	375,402
Republic Services	1,720	58,755
Roadrunner Transportation
Systems †	1,290	32,560
Rockwell Collins	380	30,275
Tetra Tech †	1,075	31,809
Union Pacific	730	136,992
United Stationers	1,060	43,534
United Technologies	1,270	148,387
URS	1,150	54,119
US Ecology	950	35,264
WageWorks †	545	30,580
Waste Management	9,200	387,044
XPO Logistics †	1,515	44,556

		3,139,697

Information Technology – 10.53%
Accenture Class A	1,270	101,244

(continues)                             11

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Adobe Systems †	8,101	$532,560
Amkor Technology †	5,010	34,369
Anixter International	435	44,161
Apple	390	209,329
Applied Micro Circuits †	3,290	32,571
Avago Technologies	1,730	111,429
Brightcove †	3,635	35,732
Broadcom Class A	12,200	384,056
Callidus Software †	1,150	14,398
Cisco Systems	19,490	436,771
eBay †	8,979	496,000
EMC	4,630	126,908
Equinix †	794	146,763
ExlService Holdings †	545	16,846
Facebook Class A †	1,390	83,734
FARO Technologies †	655	34,715
Google Class A †	675	752,294
Intel	17,950	463,289
International Business Machines	230	44,273
InterXion Holding †	1,120	26,858
Intuit	5,055	392,925
j2 Global	820	41,041
Marin Software †	1,440	15,221
MasterCard Class A	8,891	664,158
Microsoft	19,862	814,143
Motorola Solutions	5,771	371,018
NETGEAR †	905	30,526
Plantronics	600	26,670
Proofpoint †	920	34,114
QUALCOMM	9,433	743,886
Rally Software Development †	1,950	26,091
Rocket Fuel †	665	28,515
Rofin-Sinar Technologies †	1,355	32,466
Salesforce.com †	1,120	63,941
SciQuest †	1,010	27,285
Semtech †	1,485	37,630
SS&C Technologies Holdings †	795	31,816
Synaptics †	800	48,016
TeleTech Holdings †	1,535	37,623
Teradata †	4,788	235,522
Texas Instruments	1,480	69,782
Trulia †	940	31,208
VeriFone Systems †	3,791	128,212
VeriSign †	4,294	231,490
Visa Class A	3,329	718,598
Xerox	34,100	385,330

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Yahoo †	6,200	$222,580
Yelp †	1,409	108,394

		9,726,501

Materials – 1.17%
Axiall	805	36,161
Boise Cascade †	1,170	33,509
Cabot	585	34,550
Chemtura †	1,680	42,487
duPont (E.I.) deNemours	6,930	465,003
Eastman Chemical	1,060	91,383
Huntsman	1,930	47,131
Innophos Holdings	485	27,499
International Paper	720	33,034
Kaiser Aluminum	435	31,068
Kraton Performance Polymers †	1,180	30,845
Materion	875	29,689
MeadWestvaco	2,020	76,033
Neenah Paper	655	33,877
Stepan	360	23,242
Taminco †	1,555	32,671
U.S. Silica Holdings	350	13,359

		1,081,541

Telecommunication Services – 1.04%
AT&T	14,770	517,984
Atlantic Tele-Network	410	27,027
inContact †	3,570	34,272
Verizon Communications	8,100	385,317

		964,600

Utilities – 0.77%
Cleco	770	38,947
Edison International	7,650	433,067
MDU Resources Group	2,070	71,022
NorthWestern	715	33,912
OGE Energy	1,850	68,006
Sempra Energy	650	62,894

		707,848

Total U.S. Markets (cost $24,023,736)		40,059,245

Developed Markets – 26.85%§
Consumer Discretionary – 4.27%
Adidas	925	100,020
Bayerische Motoren Werke	2,753	347,886
Benesse Holdings	1,700	65,025

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Cie Financiere Richemont Class A	640	$61,148
Compass Group	7,000	106,885
Denso	1,700	81,530
Don Quijote Holdings	1,900	98,099
Hennes & Mauritz Class B	2,300	98,096
Honda Motor	2,900	102,046
Inditex	420	63,012
Kering	958	195,332
LVMH Moet Hennessy Louis Vuitton	360	65,236
NHK Spring	5,600	52,080
Nitori Holdings	6,642	288,251
Publicis Groupe	5,090	459,531
Sands China	10,400	78,000
Shimamura	700	60,577
Shimano	800	80,473
Sodexo	810	84,897
Techtronic Industries	66,500	185,674
Toyota Motor	13,586	766,204
USS	4,900	68,838
WPP	4,670	96,495
Yue Yuen Industrial Holdings	103,500	337,267

		3,942,602

Consumer Staples – 3.17%
Anheuser-Busch InBev	1,570	165,345
Aryzta †	8,320	735,740
British American Tobacco	2,720	151,742
Carlsberg Class B	3,128	310,956
Danone	720	50,866
Diageo	3,620	112,437
Heineken	1,030	71,675
Kao	2,700	95,622
Koninklijke Ahold	3,157	63,403
L’Oreal	665	109,712
Meiji Holdings	900	56,734
Nestle	3,115	234,478
Reckitt Benckiser Group	1,640	133,836
SABMiller	1,100	55,004
Tesco	48,155	237,513
Unilever	1,755	75,063
Unilever CVA	2,235	91,936
Wesfarmers	1,400	53,636
Woolworths	3,580	118,707

		2,924,405

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Energy – 1.40%
AMEC	3,740	$70,047
BG Group	4,450	83,081
CGG †	4,000	64,105
Saipem	16,447	401,715
Subsea 7	16,996	315,929
Total	5,408	355,979

		1,290,856

Financials – 4.23%
AEON Financial Service	1,900	42,870
AIA Group	14,200	67,538
AXA	17,938	466,007
Baloise Holding	535	67,350
Banco Bilbao Vizcaya Argentaria	4,810	57,836
Banco Espirito Santo Class R †	32,500	60,862
Banco Santander	7,600	72,551
Bank Leumi Le-Israel BM †	17,700	69,081
Commonwealth Bank of Australia	1,480	106,533
Credit Suisse Group Class REG	1,930	62,474
Daito Trust Construction	800	74,106
Daiwa Securities Group	8,000	69,509
Exor	1,520	68,216
Intesa Sanpaolo	24,000	81,437
Lloyds Banking Group †	106,000	132,612
Mitsubishi UFJ Financial Group	73,414	404,295
Nordea Bank	35,610	505,153
OCBC Bank =	10,000	75,596
Prudential	3,840	81,312
QBE Insurance Group	7,190	85,436
SCOR SE	1,685	59,018
Seven Bank	17,500	68,680
Societe Generale	1,640	100,951
Sony Financial Holdings	3,900	63,775
Standard Chartered	21,383	447,145
Swire Pacific Class A	5,000	58,401
UBS †	4,750	98,299
UniCredit	33,890	309,790
Wharf Holdings	8,000	51,310

		3,908,143

Healthcare – 4.26%
Bayer	1,145	155,060

(continues)                             13

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
CSL	1,730	$111,731
Dainippon Sumitomo Pharma	4,200	66,676
Fresenius	550	86,333
ICON †	1,105	52,543
Meda Class A	3,382	52,039
Miraca Holdings	1,300	56,951
Novartis	8,132	690,510
Novo Nordisk ADR	8,166	372,778
Novo Nordisk Class B	2,970	135,235
Roche Holding	1,270	381,992
Sanofi	4,308	450,182
Shire	2,040	100,994
Smith & Nephew	5,900	89,611
Stada Arzneimittel	4,755	203,685
Teva Pharmaceutical Industries ADR	17,600	929,984

		3,936,304

Industrials – 4.21%
ABB †	5,590	144,403
Aggreko	2,880	72,152
Cathay Pacific Airways	29,000	54,166
Cobham	14,330	71,542
Deutsche Lufthansa †	3,350	87,835
Deutsche Post	11,006	409,175
East Japan Railway	4,903	361,160
Elbit Systems	1,360	82,832
European Aeronautic Defence & Space	1,680	120,323
IHI	14,000	58,908
ITOCHU	32,473	379,966
Koninklijke Philips Electronics	13,085	460,319
Kubota	5,000	66,456
Mitsubishi Electric	9,000	101,316
Rolls-Royce Holdings	4,800	85,929
Sandvik	5,830	82,461
Schindler Holding	475	70,030
Schneider Electric	1,520	134,712
Singapore Airlines	7,000	58,317
Travis Perkins	2,585	81,398
Vinci	6,655	493,996
Volvo Class B	5,400	85,841
Westjet Airlines	11,426	250,879
Yamato Holdings	3,500	75,328

		3,889,444

Information Technology – 1.59%
CGI Group Class A †	15,046	464,577

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Information Technology (continued)
Citizen Holdings	8,500	$63,905
Computershare	7,100	79,840
FIH Mobile †	93,000	51,390
Infineon Technologies	7,000	83,511
NICE Systems	1,780	79,373
SAP	1,315	106,667
Seiko Epson	3,000	93,745
Teleperformance	6,636	384,533
Trend Micro	1,800	55,616

		1,463,157

Materials – 2.38%
Air Liquide	850	115,107
Anglo American ADR	3,200	40,718
AuRico Gold	22,666	98,838
BASF	520	57,862
BHP Billiton Limited	5,850	198,266
Johnson Matthey	1,500	81,901
Lafarge	4,470	348,883
LANXESS	1,005	75,859
Novozymes Class B	1,850	81,326
Rexam	36,706	298,287
Rio Tinto	5,018	279,851
Shin-Etsu Chemical	1,500	85,513
Syngenta	210	79,726
Syngenta ADR	2,940	222,793
Yamana Gold	15,548	136,160

		2,201,090

Telecommunication Services – 1.09%
KDDI	2,408	139,827
Nippon Telegraph &
Telephone	8,556	464,969
Softbank	1,200	90,686
Telefonica	8,100	128,359
Vodafone Group	23,772	87,420
Ziggo	2,025	89,929

		1,001,190

Utilities – 0.25%
National Grid	10,665	146,559
Red Electrica	990	80,502

		227,061

Total Developed Markets (cost $18,465,093)		24,784,252

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X – 10.88%
Consumer Discretionary – 0.63%
Arcos Dorados Holdings Class A	8,100	$81,648
Grupo Televisa ADR	7,500	249,675
Hyundai Motor	263	62,160
LG Electronics	1,141	69,721
Mahindra & Mahindra	4,011	65,650
Woolworths Holdings	7,950	55,329

		584,183

Consumer Staples – 1.58%
Anadolu Efes Biracilik Ve Malt Sanayii	9,736	108,347
Brasil Foods ADR	8,800	175,824
China Mengniu Dairy	38,000	190,711
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,100	91,896
Cia Cervecerias Unidas ADR	2,300	51,474
Fomento Economico Mexicano ADR	1,175	109,557
Hypermarcas	22,300	161,752
Lotte Chilsung Beverage	93	130,300
Lotte Confectionery	62	106,138
Tingyi Cayman Islands Holding	28,245	81,138
Tsingtao Brewery	9,202	67,501
Uni-President China Holdings	126,000	105,947
Wal-Mart de Mexico Class V	30,815	73,406

		1,453,991

Energy – 1.64%
Cairn India	12,117	67,330
China Petroleum & Chemical	72,000	64,402
CNOOC ADR	400	60,724
Gazprom ADR	15,200	117,257
LUKOIL ADR	2,300	128,627
PetroChina ADR	625	67,813
Petroleo Brasileiro ADR	16,375	215,331
Polski Koncern Naftowy Orlen	4,321	61,793
PTT	9,468	86,139
Reliance Industries GDR 144A #	11,386	353,770
Rosneft GDR	13,910	92,756
Sasol ADR	1,600	89,408
Tambang Batubara Bukit Asam Persero	50,500	41,706
YPF ADR	2,200	68,552

		1,515,608

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Financials – 1.63%
Banco Santander Brasil ADR	12,510	$69,681
Bangkok Bank	14,173	78,171
China Construction Bank	114,933	80,677
Etalon Group GDR 144A #=†	6,500	25,285
ICICI Bank ADR	2,600	113,880
Industrial & Commercial Bank of China	223,600	137,846
Itau Unibanco Holding ADR	6,620	98,373
KB Financial Group ADR †	5,493	193,079
Powszechna Kasa Oszczednosci Bank Polski	4,219	59,330
Remgro	3,857	75,029
Samsung Life Insurance	1,050	99,201
Sberbank =	56,095	134,116
Shinhan Financial Group	2,581	114,151
Standard Bank Group	9,815	129,320
UEM Sunrise	146,558	98,968

		1,507,107

Industrials – 0.46%
All America Latina Logistica	8,981	29,798
Empresas ICA ADR †	7,900	52,061
Gol Linhas Aereas Inteligentes ADR †	9,500	46,170
KCC	522	267,852
Santos Brasil Participacoes	3,800	28,200

		424,081

Information Technology – 1.93%
Baidu ADR †	2,100	319,998
Hon Hai Precision Industry	68,973	195,865
LG Display ADR †	6,500	81,250
MediaTek	8,000	118,413
Samsung Electronics	414	523,147
SINA †	1,400	84,574
Sohu.com †	2,100	136,689
Taiwan Semiconductor Manufacturing	40,074	157,673
Taiwan Semiconductor Manufacturing ADR	3,700	74,074
United Microelectronics	153,000	64,948
WNS Holdings ADR †	1,610	28,980

		1,785,611

Materials – 1.14%
Anglo American Platinum †	1,110	49,811
ArcelorMittal South Africa †	6,256	19,910
Braskem ADR †	5,700	89,034

(continues)                             15

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Cemex ADR †	14,547	$183,729
Cemex Latam Holdings †	14,456	120,373
Fibria Celulose ADR †	10,597	117,203
Gerdau	5,300	27,359
Gerdau ADR	4,100	26,281
Impala Platinum Holdings	2,345	26,645
Nine Dragons Paper Holdings	62,000	48,457
Siam Cement	3,247	41,962
Siam Cement NVDR	3,000	38,770
Sociedad Quimica y Minera de Chile ADR	1,900	60,306
Ultratech Cement	2,199	80,253
Vale ADR	8,550	118,247

		1,048,340

Telecommunication Services – 1.87%
America Movil ADR	3,800	75,544
China Mobile	15,768	144,774
China Mobile ADR	2,150	98,019
China Telecom	114,000	52,608
China Unicom Hong Kong ADR	4,519	59,470
Chunghwa Telecom ADR	2,580	79,154
KT ADR	9,200	127,788
MegaFon GDR	3,700	104,295
Mobile Telesystems ADR	2,800	48,972
MTN Group	4,425	90,573
SK Telecom ADR	16,500	372,405
Telefonica Brasil ADR	3,880	82,411
Tim Participacoes ADR	9,600	249,216
Turkcell Iletisim Hizmetleri ADR †	4,850	66,785
Vodacom Group	6,315	77,935

		1,729,949

Utilities – 0.00%
Enel OGK-5 GDR †	100	127

		127

Total Emerging Markets (cost $9,293,210)		10,048,997

Total Common Stock (cost $51,782,039)		74,892,494

Convertible Preferred Stock – 0.13%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	325	7,866

	Number of Shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	5	$5,736
Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49 #	6	6,724
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16	75	4,333
6.125% exercise price $65.27, expiration date 4/1/16	75	4,313
Goodyear Tire & Rubber 5.875% exercise price $18.13, expiration date 4/1/14	200	14,658
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	17	12,750
HealthSouth 6.50% exercise price $30.17, expiration date 12/31/49	8	10,432
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	8	10,320
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	243	13,037
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	450	13,860
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	102	10,729
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	4	4,692

Total Convertible Preferred Stock (cost $112,270)		119,450

Exchange-Traded Funds – 0.16%
iShares MSCI EAFE Growth Index ETF	640	45,414
iShares MSCI EAFE Index ETF	660	44,332
Vanguard FTSE Developed Markets ETF	1,310	54,064

Total Exchange-Traded Funds (cost $141,378)		143,810

	Principal Amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 0.27%
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	558	$636
Series 2003-26 AT 5.00% 11/25/32	9,482	9,844
Series 2010-29 PA 4.50% 10/25/38	13,977	14,304
Series 2010-41 PN 4.50% 4/25/40	20,000	21,395
Series 2012-122 SD 5.946% 11/25/42 —S	92,631	20,546
Series 2013-38 AI 3.00% 4/25/33 S	186,678	31,122
Series 2013-44 DI 3.00% 5/25/33 S	104,002	17,448
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22	36,336	39,913
Series 4065 DE 3.00% 6/15/32	5,000	4,874
Series 4185 LI 3.00% 3/15/33 S	93,800	15,745
GNMA Series 2010-113 KE 4.50% 9/20/40	50,000	52,851
NCUA Guaranteed Notes Trust Series 2010-C1 A2 2.90% 10/29/20	20,000	20,734

Total Agency Collateralized Mortgage Obligations (cost $241,537)		249,412

Agency Mortgage-Backed Securities – 2.30%
Fannie Mae ARM
2.411% 5/1/43 —	12,101	11,940
2.546% 6/1/43 —	3,995	3,976
3.293% 9/1/43 —	14,793	15,175
Fannie Mae S.F. 15 yr
2.50% 10/1/27	23,907	23,968
2.50% 2/1/28	40,319	40,423
3.00% 8/1/27	1,650	1,698
3.00% 11/1/27	3,504	3,604
3.50% 7/1/26	13,173	13,823
3.50% 12/1/28	3,893	4,089
4.00% 4/1/24	4,562	4,831
4.00% 5/1/25	6,030	6,386
4.00% 6/1/25	24,296	25,719
4.00% 11/1/25	28,252	30,031
4.00% 12/1/26	10,990	11,637

	Principal Amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr 4.00% 5/1/27	24,065	$25,503
4.50% 4/1/18	1,477	1,565
5.00% 12/1/20	1,416	1,522
5.00% 6/1/23	2,464	2,655
5.50% 7/1/22	7,649	8,320
Fannie Mae S.F. 15 yr TBA 2.50% 4/1/29	302,000	301,764
3.00% 4/1/29	282,000	289,667
3.50% 4/1/29	131,000	137,345
Fannie Mae S.F. 20 yr 3.00% 8/1/33	5,801	5,791
3.00% 9/1/33	10,692	10,674
3.50% 4/1/33	1,847	1,901
3.50% 9/1/33	7,784	8,024
4.00% 2/1/31	8,642	9,122
5.00% 11/1/23	922	1,004
5.50% 8/1/28	6,188	6,862
5.50% 12/1/29	1,571	1,738
6.00% 9/1/29	8,053	9,022
Fannie Mae S.F. 30 yr 3.00% 7/1/42	24,405	23,586
3.00% 10/1/42	171,555	165,799
3.00% 12/1/42	28,485	27,530
3.00% 1/1/43	73,195	70,739
3.00% 2/1/43	4,719	4,561
3.00% 4/1/43	42,834	41,397
3.50% 8/1/42	18,492	18,639
4.00% 11/1/40	5,032	5,230
4.00% 1/1/41	23,060	23,978
4.00% 1/1/43	12,757	13,262
4.00% 5/1/43	9,553	9,948
4.00% 8/1/43	4,832	5,027
4.50% 7/1/36	4,058	4,329
4.50% 11/1/40	11,389	12,159
4.50% 2/1/41	5,779	6,169
4.50% 3/1/41	24,687	26,352
4.50% 5/1/41	10,456	11,195
4.50% 10/1/41	13,435	14,330
5.00% 2/1/35	8,574	9,385
5.00% 4/1/35	4,253	4,641
5.00% 7/1/35	5,230	5,703
5.00% 10/1/35	11,902	12,975
5.00% 11/1/35	3,761	4,102
5.00% 2/1/36	5,356	5,839
5.00% 4/1/37	2,833	3,085
5.00% 8/1/37	1,050	1,145
5.00% 2/1/38	3,369	3,675

(continues)                             17

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal Amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 5.50% 2/1/33	10,585	$11,784
5.50% 4/1/34	3,588	3,991
5.50% 11/1/34	3,762	4,186
5.50% 3/1/35	6,928	7,704
5.50% 6/1/35	3,611	4,011
5.50% 1/1/37	369	410
5.50% 8/1/37	6,724	7,475
5.50% 1/1/38	9,716	10,821
5.50% 2/1/38	3,662	4,073
5.50% 6/1/38	1,222	1,348
5.50% 9/1/38	12,553	13,933
5.50% 10/1/39	35,205	38,814
5.50% 7/1/40	9,814	10,826
6.00% 2/1/37	4,150	4,631
6.00% 8/1/37	9,845	10,984
6.00% 9/1/37	1,578	1,761
6.00% 11/1/37	2,012	2,246
6.00% 5/1/38	1,959	2,181
6.00% 10/1/38	15,037	16,721
6.00% 1/1/39	6,872	7,642
6.00% 9/1/40	5,495	6,132
6.50% 2/1/36	3,212	3,663
Fannie Mae S.F. 30 yr TBA 3.00% 5/1/44	4,000	3,849
3.50% 5/1/44	25,000	25,063
4.00% 4/1/44	20,000	20,787
4.50% 5/1/44	121,000	128,638
Freddie Mac ARM 2.537% 1/1/44 —	35,660	36,327
Freddie Mac S.F. 15 yr 4.00% 12/1/24	5,586	5,915
4.00% 8/1/25	5,920	6,270
4.50% 8/1/24	10,975	11,748
4.50% 7/1/25	2,205	2,361
4.50% 6/1/26	4,532	4,852
5.50% 6/1/20	1,360	1,477
Freddie Mac S.F. 30 yr 3.00% 10/1/42	12,597	12,162
3.00% 11/1/42	12,890	12,452
4.00% 11/1/40	9,061	9,403
4.50% 10/1/39	16,303	17,386
4.50% 10/1/43	4,795	5,141
5.50% 6/1/36	921	1,016
5.50% 11/1/36	2,261	2,491
5.50% 6/1/38	1,477	1,621
5.50% 3/1/40	5,496	6,033
5.50% 8/1/40	21,442	23,538
5.50% 1/1/41	6,585	7,228

	Principal Amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr 6.00% 8/1/38	24,800	$27,718
6.00% 5/1/40	1,900	2,109
Freddie Mac S.F. 30 yr TBA 5.50% 5/1/44	15,000	16,477

Total Agency Mortgage-Backed Securities (cost $2,124,914)		2,121,958

Commercial Mortgage-Backed Securities – 0.35%
Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.892% 2/10/51 —	10,000	11,100
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A3 5.468% 6/11/41	7,056	7,061
CD Commercial Mortgage Trust Series 2005-CD1 C 5.216% 7/15/44 —	10,000	10,303
Commercial Mortgage Pass Through Certificates Series 2014-CR16 A4 4.051% 4/10/47 ¿	20,000	20,599
Series 2014-LC15 A4 4.006% 4/10/47 ¿	25,000	25,710
FREMF Mortgage Trust Series 2012-K19 B 144A 4.037% 5/25/45 #—	10,000	9,929
Series 2012-K22 B 144A 3.687% 8/25/45 #—	10,000	9,628
Series 2012-K708 B 144A 3.759% 2/25/45 #—	30,000	30,636
Goldman Sachs Mortgage Securities II Series 2004-GG2 A6 5.396% 8/10/38 —	19,482	19,523
Series 2005-GG4 A4A 4.751% 7/10/39	19,072	19,608
Series 2014-GC20 A5 3.998% 4/10/47	10,000	10,300
JPMorgan Chase Commercial Mortgage Securities Series 2005-CB11 E 5.477% 8/12/37 —	10,000	10,733
Series 2006-LDP8 AM 5.44% 5/15/45	25,000	27,290

	Principal Amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 A3 4.171% 8/15/46	20,000	$21,218
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	1,873	1,943
Series 2005-C3 B 4.895% 7/15/40 —	10,000	10,259
Morgan Stanley Capital I Trust Series 2005-HQ7 AJ 5.208% 11/14/42 —	50,000	52,338
Series 2007-T27 A4 5.648% 6/11/42 —	5,000	5,596
WF-RBS Commercial Mortgage Trust Series 2012-C9 A3 2.87% 11/15/45	15,000	14,403

Total Commercial Mortgage-Backed Securities (cost $315,529)		318,177

Convertible Bonds – 0.43%
Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18 #	14,000	11,743
Alere 3.00% exercise price $43.98, expiration date 5/15/16	10,000	11,044
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	12,000	13,110
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	11,000	11,715
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	10,000	11,200
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	5,000	5,663
Chesapeake Energy 2.25% exercise price $85.40, expiration date 12/14/38	10,000	9,425
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	9,000	9,203

	Principal Amount°	Value (U.S. $)
Convertible Bonds (continued)
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	7,000	$9,831
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	9,000	6,683
Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	11,000	10,794
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	4,000	9,037
General Cable 4.50% exercise price $35.88, expiration date 11/15/29 f	13,000	13,097
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	4,000	12,450
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	9,000	11,149
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	10,000	10,244
Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16 #	4,000	7,278
Intel 3.25% exercise price $21.71, expiration date 8/1/39	5,000	7,000
Jefferies Group 3.875% exercise price $45.40, expiration date 10/31/29	11,000	11,749
L-3 Communications Holdings 3.00% exercise price $89.08, expiration date 8/1/35	8,000	10,690
Lam Research 1.25% exercise price $63.02, expiration date 5/11/18	9,000	11,211
Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43 #	7,000	8,702
Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43 #	8,000	8,410

(continues)                             19

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal Amount°	Value (U.S. $)
Convertible Bonds (continued)
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	9,000	$9,169
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 f	18,000	18,990
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	4,000	5,833
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	3,000	11,042
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	12,000	12,083
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	17,000	20,273
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	17,000	13,834
Ryman Hospitality Properties 144A 3.75% exercise price $21.38, expiration date 9/29/14 #	6,000	11,944
SanDisk 1.50% exercise price $51.83, expiration date 8/11/17	7,000	11,546
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	2,000	5,976
Steel Dynamics 5.125% exercise price $17.10, expiration date 6/15/14	4,000	4,335
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	9,000	9,079
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	9,000	7,678
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	9,000	9,456
Vector Group 2.50% exercise price $17.62, expiration date 1/14/19 —	4,000	5,500

	Principal Amount°	Value (U.S. $)
Convertible Bonds (continued)
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	5,000	$8,269

Total Convertible Bonds (cost $328,179)		396,435

Corporate Bonds – 10.42%
Banking – 1.31%
Australia & New Zealand Banking Group 3.505% 11/6/18 —	AUD 16,000	14,860
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24 #—	200,000	207,000
Bank of America 2.00% 1/11/18	10,000	9,990
2.65% 4/1/19	15,000	15,065
4.00% 4/1/24	40,000	40,035
BB&T 5.25% 11/1/19	95,000	107,115
BBVA Bancomer 144A 6.50% 3/10/21 #	150,000	162,937
City National 5.25% 9/15/20	15,000	16,750
Fifth Third Bancorp 4.30% 1/16/24	15,000	15,237
Goldman Sachs Group 4.00% 3/3/24	25,000	24,940
HBOS Capital Funding 144A 6.071% 6/29/49 #—	45,000	45,225
JPMorgan Chase 0.865% 1/28/19 —	7,000	7,002
3.875% 2/1/24	25,000	25,276
4.25% 11/2/18	NZD 15,000	12,464
6.75% 1/29/49 —	25,000	26,437
Morgan Stanley 1.087% 1/24/19 —	8,000	8,021
4.10% 5/22/23	45,000	44,628
5.00% 11/24/25	25,000	25,780
7.60% 8/8/17	NZD 12,000	11,074
Northern Trust 3.95% 10/30/25	15,000	15,126
PNC Financial Services Group 2.854% 11/9/22 f	115,000	109,857
PNC Funding 5.625% 2/1/17	37,000	40,988
RBS Capital Trust I 2.099% 12/29/49 —	10,000	9,750
Santander Holdings USA 3.45% 8/27/18	15,000	15,535
State Street 3.10% 5/15/23	30,000	28,574

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
SunTrust Bank 2.35% 11/1/18	25,000	$25,036
SVB Financial Group 5.375% 9/15/20	35,000	38,948
USB Capital IX 3.50% 10/29/49 —	60,000	50,700
Wachovia 0.609% 10/15/16 —	15,000	14,953
Wells Fargo 4.48% 1/16/24	10,000	10,352
Zions Bancorp 4.50% 3/27/17	5,000	5,342
4.50% 6/13/23	20,000	20,000
7.75% 9/23/14	5,000	5,154

		1,210,151

Basic Industry – 0.75%
AK Steel 7.625% 5/15/20	10,000	10,025
ArcelorMittal 10.35% 6/1/19	30,000	38,137
Ball 5.00% 3/15/22	15,000	15,450
Barrick Gold 4.10% 5/1/23	25,000	23,760
Barrick North America Finance 5.75% 5/1/43	5,000	4,889
CF Industries 5.15% 3/15/34	10,000	10,314
6.875% 5/1/18	40,000	46,665
7.125% 5/1/20	22,000	26,190
Crown Americas 4.50% 1/15/23	10,000	9,600
Dow Chemical 8.55% 5/15/19	98,000	125,619
FMG Resources August 2006 144A 6.875% 4/1/22 #	71,000	76,769
Georgia-Pacific 8.00% 1/15/24	50,000	65,821
Headwaters 7.625% 4/1/19	10,000	10,825
Immucor 11.125% 8/15/19	15,000	17,025
International Paper 6.00% 11/15/41	20,000	23,012
7.50% 8/15/21	5,000	6,300
LSB Industries 144A 7.75% 8/1/19 #	5,000	5,387
Masonite International 144A 8.25% 4/15/21 #	10,000	11,087
Mosaic 5.625% 11/15/43	10,000	10,779
Nortek 8.50% 4/15/21	15,000	16,837
Novelis 8.75% 12/15/20	10,000	11,225
Packaging Corp. of America 4.50% 11/1/23	10,000	10,371

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Plains Exploration & Production 6.50% 11/15/20	20,000	$22,125
PolyOne 5.25% 3/15/23	15,000	15,150
Potash Corp of Saskatchewan 3.625% 3/15/24	10,000	9,938
Rio Tinto Finance USA 3.50% 11/2/20	20,000	20,513
Ryerson 9.00% 10/15/17	15,000	16,219
11.25% 10/15/18	5,000	5,625
Teck Resources 3.75% 2/1/23	15,000	14,125
TPC Group 144A
8.75% 12/15/20 #	10,000	11,013

		690,795

Brokerage – 0.08%
Jefferies Group 5.125% 1/20/23	5,000	5,264
6.45% 6/8/27	5,000	5,370
6.50% 1/20/43	5,000	5,254
Lazard Group 4.25% 11/14/20	15,000	15,563
6.85% 6/15/17	35,000	39,822

		71,273

Capital Goods – 0.57%
Allegion U.S. Holding 144A 5.75% 10/1/21 #	25,000	26,437
Ball 4.00% 11/15/23	30,000	28,200
Berry Plastics 9.75% 1/15/21	10,000	11,663
Builders FirstSource 144A 7.625% 6/1/21 #	20,000	21,700
Consolidated Container 144A 10.125% 7/15/20 #	10,000	10,675
Crane 2.75% 12/15/18	5,000	5,020
4.45% 12/15/23	30,000	30,935
General Electric 4.50% 3/11/44	15,000	15,296
General Electric Capital Canada Funding 2.42% 5/31/18	CAD 7,000	6,379
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23 #	35,000	35,803
Milacron 144A 7.75% 2/15/21 #	15,000	16,275
OAS Investments 144A 8.25% 10/19/19 #	200,000	201,500

(continues)                             21

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Plastipak Holdings 144A 6.50% 10/1/21 #	15,000	$15,806
Rock-Tenn 3.50% 3/1/20	10,000	10,157
4.00% 3/1/23	10,000	10,073
4.45% 3/1/19	10,000	10,725
Sealed Air 144A 6.50% 12/1/20 #	25,000	27,687
Service Corporation International 144A 5.375% 1/15/22 #	20,000	20,350
TransDigm 7.50% 7/15/21	15,000	16,687
URS 3.85% 4/1/17	5,000	5,178

		526,546

Consumer Cyclical – 0.64%
Amazon.com 2.50% 11/29/22	75,000	69,816
American Axle & Manufacturing 6.25% 3/15/21	10,000	10,700
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #T	20,000	20,700
Delphi 6.125% 5/15/21	20,000	22,300
Ford Motor 7.45% 7/16/31	14,000	18,011
General Motors 144A 3.50% 10/2/18 #	15,000	15,356
HD Supply 7.50% 7/15/20	8,000	8,770
11.50% 7/15/20	25,000	29,813
Historic TW 6.875% 6/15/18	50,000	59,312
Host Hotels & Resorts 3.75% 10/15/23	25,000	24,258
4.75% 3/1/23	20,000	20,956
5.875% 6/15/19	5,000	5,418
Hyundai Capital America 144A 2.55% 2/6/19 #	20,000	20,012
International Game Technology 5.35% 10/15/23	35,000	37,487
Landry’s 144A 9.375% 5/1/20 #	25,000	27,656
Levi Strauss 6.875% 5/1/22	15,000	16,537
Marriott International 3.375% 10/15/20	15,000	15,143
Meritor 6.75% 6/15/21	10,000	10,625
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	5,000	5,287

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
QVC 144A 3.125% 4/1/19 #	10,000	$9,949
4.375% 3/15/23	35,000	34,555
144A 4.85% 4/1/24 #	15,000	15,226
Rite Aid 9.25% 3/15/20	15,000	17,156
Sally Holdings 5.75% 6/1/22	15,000	15,937
Suburban Propane Partners 7.375% 8/1/21	6,000	6,645
TRW Automotive 144A 4.45% 12/1/23 #	20,000	20,150
144A 4.50% 3/1/21 #	10,000	10,325
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	5,000	5,019
Wyndham Worldwide 5.625% 3/1/21	15,000	16,412

		589,531

Consumer Non-Cyclical – 0.79%
Alere 7.25% 7/1/18	5,000	5,525
Biomet 6.50% 8/1/20	10,000	10,820
6.50% 10/1/20	30,000	32,025
Boston Scientific 2.65% 10/1/18	20,000	20,172
6.00% 1/15/20	35,000	40,221
CareFusion 6.375% 8/1/19	80,000	91,435
Celgene 3.25% 8/15/22	5,000	4,882
3.95% 10/15/20	40,000	41,860
Community Health Systems 144A 6.875% 2/1/22 #	10,000	10,500
8.00% 11/15/19	5,000	5,519
Constellation Brands 6.00% 5/1/22	10,000	11,100
Fresenius Medical Care US Finance II 144A 5.875% 1/31/22 #	10,000	10,675
Gilead Sciences 3.70% 4/1/24	30,000	30,075
HCA Holdings 6.25% 2/15/21	77,000	82,621
Jarden 6.125% 11/15/22	15,000	16,200
Kinetic Concepts 10.50% 11/1/18	15,000	17,306
Kroger 3.30% 1/15/21	25,000	25,015
McKesson 3.796% 3/15/24	35,000	35,105
MultiPlan 144A 9.875% 9/1/18 #	15,000	16,350

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
PepsiCo 3.60% 3/1/24	15,000	$15,050
Prestige Brands 144A 5.375% 12/15/21 #	20,000	20,575
Quest Diagnostics 2.70% 4/1/19	10,000	9,997
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	25,000	26,750
Scotts Miracle-Gro 6.625% 12/15/20	10,000	10,863
Smithfield Foods 6.625% 8/15/22	10,000	10,850
Spectrum Brands 6.375% 11/15/20	10,000	10,875
Tenet Healthcare 144A 6.00% 10/1/20 #	39,000	41,803
8.00% 8/1/20	5,000	5,475
Valeant Pharmaceuticals International 144A 5.625% 12/1/21 #	5,000	5,263
144A 7.00% 10/1/20 #	5,000	5,437
Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20 #	15,000	16,275
Zimmer Holdings 3.375% 11/30/21	20,000	20,296
4.625% 11/30/19	20,000	22,188

		729,103

Energy – 1.69%
AmeriGas Finance 7.00% 5/20/22	20,000	21,950
Bristow Group 6.25% 10/15/22	15,000	15,956
Canadian Natural Resources 3.80% 4/15/24	15,000	15,106
Chaparral Energy 7.625% 11/15/22	5,000	5,437
Chesapeake Energy 5.375% 6/15/21	5,000	5,287
5.75% 3/15/23	25,000	26,594
Comstock Resources 7.75% 4/1/19	5,000	5,350
Continental Resources 4.50% 4/15/23	45,000	46,690
Drill Rigs Holdings 144A 6.50% 10/1/17 #	20,000	20,950
Ecopetrol 7.625% 7/23/19	21,000	25,279
El Paso Pipeline Partners Operating 6.50% 4/1/20	40,000	45,984

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Enbridge Energy Partners 8.05% 10/1/37 —	45,000	$50,771
Energy Transfer Partners 5.95% 10/1/43	10,000	10,800
9.70% 3/15/19	20,000	25,868
Energy XXI Gulf Coast 144A 7.50% 12/15/21 #	25,000	26,313
EnLink Midstream Partners 4.40% 4/1/24	25,000	25,538
Enterprise Products Operating 7.034% 1/15/68 —	55,000	62,340
Exterran Partners 6.00% 4/1/21	5,000	5,000
Gazprom Neft 144A 6.00% 11/27/23 #	200,000	196,750
Halcon Resources 8.875% 5/15/21	10,000	10,425
Hercules Offshore 144A 6.75% 4/1/22 #	5,000	4,856
144A 8.75% 7/15/21 #	5,000	5,450
Husky Energy 4.00% 4/15/24	25,000	25,477
Key Energy Services 6.75% 3/1/21	10,000	10,563
Kinder Morgan Energy Partners 3.50% 9/1/23	10,000	9,461
9.00% 2/1/19	30,000	38,022
Laredo Petroleum 7.375% 5/1/22	20,000	22,300
Linn Energy 6.50% 5/15/19	5,000	5,237
8.625% 4/15/20	10,000	10,913
MarkWest Energy Partners 5.50% 2/15/23	5,000	5,163
Midstates Petroleum 9.25% 6/1/21	20,000	21,000
Murphy Oil USA 144A 6.00% 8/15/23 #	25,000	25,937
Newfield Exploration 5.625% 7/1/24	15,000	15,637
Northern Oil & Gas 8.00% 6/1/20	10,000	10,675
Oasis Petroleum 144A 6.875% 3/15/22 #	25,000	27,187
Pacific Rubiales Energy 144A 7.25% 12/12/21 #	100,000	110,250
PDC Energy 7.75% 10/15/22	5,000	5,500
Petrobras Global Finance 3.00% 1/15/19	22,000	20,846

(continues)                             23

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal Amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Petrobras Global Finance 4.875% 3/17/20		10,000	$10,047
6.25% 3/17/24		10,000	10,328
Petrobras International Finance 5.375% 1/27/21		11,000	11,180
Petrohawk Energy 7.25% 8/15/18		20,000	21,270
Petroleos de Venezuela 8.50% 11/2/17		20,000	16,800
Petroleos Mexicanos 5.50% 1/21/21		10,000	10,975
144A 6.375% 1/23/45 #		10,000	10,813
Plains All American Pipeline 8.75% 5/1/19		30,000	38,383
Pride International 6.875% 8/15/20		60,000	71,722
Regency Energy Partners 4.50% 11/1/23		20,000	18,700
5.50% 4/15/23		20,000	20,250
Samson Investment 144A 10.75% 2/15/20 #		10,000	10,950
SandRidge Energy 8.125% 10/15/22		55,000	60,225
Statoil 2.90% 11/8/20		15,000	15,156
Sunoco Logistics Partners Operations 3.45% 1/15/23		50,000	47,623
Talisman Energy 3.75% 2/1/21		10,000	9,958
5.50% 5/15/42		50,000	49,706
TransCanada PipeLines 6.35% 5/15/67 •		50,000	51,925
Williams Partners 4.50% 11/15/23		25,000	25,628
7.25% 2/1/17		25,000	28,796

			1,563,297

Financials – 0.31%
E*TRADE Financial 6.375% 11/15/19		25,000	27,313
General Electric Capital 2.10% 12/11/19		10,000	9,933
4.375% 9/16/20		70,000	76,137
6.00% 8/7/19		34,000	39,961
General Electric Capital European Funding 2.25% 7/20/20	EUR	6,000	8,492
International Lease Finance 5.875% 4/1/19		5,000	5,487

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Financials (continued)
International Lease Finance 6.25% 5/15/19	16,000	$17,720
8.25% 12/15/20	35,000	42,420
8.75% 3/15/17	25,000	29,437
Nuveen Investments 144A 9.50% 10/15/20 #	20,000	21,400
Woodside Finance 144A 8.75% 3/1/19 #	5,000	6,354

		284,654

Insurance – 0.36%
Allstate 5.75% 8/15/53 •	20,000	21,037
American International Group 6.40% 12/15/20	5,000	5,966
Berkshire Hathaway Finance 2.90% 10/15/20	20,000	20,302
Chubb 6.375% 3/29/67 •	35,000	39,025
Highmark 144A 4.75% 5/15/21 #	10,000	9,837
144A 6.125% 5/15/41 #	5,000	4,538
Hockey Merger 144A 7.875% 10/1/21 #	15,000	16,087
ING U.S. 5.65% 5/15/53 •	15,000	14,985
Liberty Mutual Group 144A 4.25% 6/15/23 #	15,000	15,252
144A 4.95% 5/1/22 #	10,000	10,722
144A 7.00% 3/15/37 #•	10,000	10,500
MetLife 6.40% 12/15/36	35,000	37,100
6.817% 8/15/18	35,000	41,810
Onex USI Aquisition 144A 7.75% 1/15/21 #	5,000	5,237
Prudential Financial 3.875% 1/14/15	5,000	5,130
4.50% 11/15/20	5,000	5,429
5.625% 6/15/43 •	10,000	10,250
5.875% 9/15/42 •	20,000	20,975
6.00% 12/1/17	15,000	17,260
XL Group 6.50% 12/29/49 •	25,000	24,719

		336,161

Media – 0.38%
CCO Holdings 5.25% 9/30/22	10,000	9,913
Cequel Communications Holdings I 144A 6.375% 9/15/20 #	20,000	21,000
Comcast 3.60% 3/1/24	15,000	15,113
4.75% 3/1/44	15,000	15,287

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings 6.75% 11/15/21	15,000	$16,837
DIRECTV Holdings 4.45% 4/1/24	20,000	20,097
DISH DBS 5.00% 3/15/23	20,000	20,200
5.875% 7/15/22	10,000	10,700
7.875% 9/1/19	10,000	11,850
Gray Television 7.50% 10/1/20	15,000	16,350
Netflix 144A 5.75% 3/1/24 #	30,000	31,200
Nielsen Finance 4.50% 10/1/20	10,000	10,125
Nielsen Luxembourg 144A 5.50% 10/1/21 #	10,000	10,487
Sinclair Television Group 5.375% 4/1/21	20,000	19,950
6.125% 10/1/22	10,000	10,175
Sirius XM Radio 144A 4.625% 5/15/23 #	20,000	18,900
Time Warner Cable 5.85% 5/1/17	10,000	11,251
8.25% 4/1/19	20,000	24,945
Univision Communications 144A 5.125% 5/15/23 #	25,000	25,687
Viacom 3.875% 4/1/24	20,000	19,992
5.25% 4/1/44	10,000	10,256

		350,315

Real Estate – 0.52%
Alexandria Real Estate Equities 4.60% 4/1/22	40,000	41,399
American Tower 5.00% 2/15/24	10,000	10,435
American Tower Trust I 144A 1.551% 3/15/43 #	10,000	9,782
144A 3.07% 3/15/23 #	30,000	28,785
CBL & Associates 5.25% 12/1/23	15,000	15,464
Corporate Office Properties 3.60% 5/15/23	20,000	18,524
5.25% 2/15/24	20,000	20,907
CubeSmart 4.375% 12/15/23	10,000	10,097
DDR 4.625% 7/15/22	10,000	10,496
4.75% 4/15/18	25,000	27,129
7.50% 4/1/17	10,000	11,586

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
DDR 7.875% 9/1/20	15,000	$18,654
Digital Realty Trust 5.25% 3/15/21	70,000	73,702
Duke Realty 3.625% 4/15/23	25,000	23,803
Prologis 3.35% 2/1/21	15,000	14,862
Regency Centers 4.80% 4/15/21	30,000	32,143
UDR 4.625% 1/10/22	35,000	37,133
WEA Finance 144A 4.625% 5/10/21 #	35,000	38,356
Weingarten Realty Investors 3.50% 4/15/23	25,000	23,642
WP Carey 4.60% 4/1/24	15,000	15,024

		481,923

Services – 0.18%
Ameristar Casinos 7.50% 4/15/21	10,000	10,875
Avis Budget Car Rental 5.50% 4/1/23	36,000	36,450
H&E Equipment Services 7.00% 9/1/22	15,000	16,575
MGM Resorts International 11.375% 3/1/18	15,000	19,463
PHH 7.375% 9/1/19	10,000	11,100
Pinnacle Entertainment 8.75% 5/15/20	8,000	8,790
Standard Pacific 10.75% 9/15/16	15,000	18,075
United Rentals North America 5.75% 11/15/24	25,000	25,219
Wynn Las Vegas 144A 4.25% 5/30/23 #	10,000	9,675
5.375% 3/15/22	10,000	10,487

		166,709

Technology – 0.52%
Activision Blizzard 144A 6.125% 9/15/23 #	20,000	21,825
Avaya 144A 7.00% 4/1/19 #	10,000	9,975
BMC Software Finance 144A 8.125% 7/15/21 #	35,000	37,013
Broadridge Financial Solutions 3.95% 9/1/20	15,000	15,262
eBay 4.00% 7/15/42	10,000	8,880
EMC 2.65% 6/1/20	70,000	69,776
Equinix 4.875% 4/1/20	12,000	12,330
5.375% 4/1/23	23,000	23,575

(continues)                             25

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Fidelity National Information Services 3.50% 4/15/23	25,000	$23,805
First Data 11.25% 1/15/21	25,000	28,656
11.75% 8/15/21	15,000	15,825
Freescale Semiconductor 144A 6.00% 1/15/22 #	10,000	10,637
Google 3.375% 2/25/24	15,000	15,057
Jabil Circuit 7.75% 7/15/16	8,000	9,120
National Semiconductor 6.60% 6/15/17	40,000	46,508
NCR Escrow 144A 6.375% 12/15/23 #	20,000	21,350
NetApp 2.00% 12/15/17	10,000	10,113
3.25% 12/15/22	20,000	18,697
Seagate HDD Cayman 144A 3.75% 11/15/18 #	5,000	5,163
144A 4.75% 6/1/23 #	15,000	14,887
SunGard Availability Services Capital 144A 8.75% 4/1/22 #	10,000	10,063
Thermo Fisher Scientific 2.40% 2/1/19	20,000	19,939
4.15% 2/1/24	15,000	15,464
Total System Services 2.375% 6/1/18	5,000	4,935
VeriSign 4.625% 5/1/23	15,000	14,475

		483,330

Telecommunications – 1.05%
AT&T 2.30% 3/11/19	20,000	19,920
3.90% 3/11/24	25,000	24,980
CC Holdings 3.849% 4/15/23	15,000	14,619
CenturyLink 5.80% 3/15/22	50,000	51,375
6.75% 12/1/23	15,000	15,994
Cisco Systems 2.90% 3/4/21	20,000	20,020
3.625% 3/4/24	15,000	15,156
Crown Castle Towers 144A 4.883% 8/15/20 #	105,000	114,008
DigitalGlobe 5.25% 2/1/21	15,000	14,887
Hughes Satellite Systems 7.625% 6/15/21	10,000	11,325
Intelsat Jackson Holdings 144A 5.50% 8/1/23 #	10,000	9,837

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Intelsat Luxembourg 144A 7.75% 6/1/21 #	20,000	$21,125
144A 8.125% 6/1/23 #	40,000	42,550
Interpublic Group 3.75% 2/15/23	10,000	9,742
4.20% 4/15/24	10,000	9,981
Juniper Networks 4.50% 3/15/24	20,000	20,289
Lamar Media 5.00% 5/1/23	10,000	10,050
Level 3 Financing 144A 6.125% 1/15/21 #	10,000	10,575
7.00% 6/1/20	15,000	16,331
MDC Partners 144A 6.75% 4/1/20 #	10,000	10,575
MetroPCS Wireless 6.625% 11/15/20	10,000	10,713
Rogers Communications 5.00% 3/15/44	20,000	20,214
SBA Tower Trust 144A 2.24% 4/16/18 #	25,000	24,575
SES 144A 3.60% 4/4/23 #	45,000	43,734
SES Global Americas Holdings 144A 2.50% 3/25/19 #	5,000	4,975
144A 5.30% 3/25/44 #	30,000	30,175
Sprint 144A 7.125% 6/15/24 #	45,000	47,363
144A 7.25% 9/15/21 #	25,000	27,344
144A 7.875% 9/15/23 #	5,000	5,513
Sprint Capital 6.90% 5/1/19	15,000	16,537
Telefonica Emisiones SAU 6.421% 6/20/16	75,000	83,092
T-Mobile USA 6.125% 1/15/22	25,000	26,281
Verizon Communications 4.15% 3/15/24	15,000	15,270
5.05% 3/15/34	15,000	15,437
5.15% 9/15/23	65,000	71,265
6.40% 9/15/33	10,000	11,908
Windstream 7.50% 4/1/23	5,000	5,275
7.75% 10/1/21	10,000	10,800
Zayo Group 10.125% 7/1/20	30,000	34,913

		968,723

Transportation – 0.14%
Air Medical Group Holdings 9.25% 11/1/18	11,000	11,921
Brambles USA 144A 3.95% 4/1/15 #	10,000	10,286

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
ERAC USA Finance 144A 5.25% 10/1/20 #	30,000	$33,494
Hunt (J.B.) Transport Services 2.40% 3/15/19	5,000	4,964
3.85% 3/15/24	15,000	15,000
Norfolk Southern 4.80% 8/15/43	20,000	20,631
United Parcel Service 5.125% 4/1/19	25,000	28,369

		124,665

Utilities – 1.13%
AES 5.50% 3/15/24	40,000	39,800
7.375% 7/1/21	6,000	6,870
Ameren Illinois 9.75% 11/15/18	50,000	65,566
American Transmission Systems 144A 5.25% 1/15/22 #	60,000	64,764
Calpine 144A 6.00% 1/15/22 #	25,000	26,375
CenterPoint Energy 5.95% 2/1/17	30,000	33,554
Cleveland Electric Illuminating 5.50% 8/15/24	5,000	5,654
CMS Energy 6.25% 2/1/20	15,000	17,617
ComEd Financing III 6.35% 3/15/33	25,000	24,750
Electricite de France 144A 4.875% 1/22/44 #	60,000	60,033
Entergy Arkansas 3.70% 6/1/24	15,000	15,256
Entergy Louisiana 4.05% 9/1/23	35,000	36,648
Exelon Generation 4.25% 6/15/22	35,000	35,557
Great Plains Energy 4.85% 6/1/21	15,000	16,223
5.292% 6/15/22	30,000	33,329
Integrys Energy Group 6.11% 12/1/66 —	35,000	35,371
Ipalco Enterprises 5.00% 5/1/18	15,000	15,937
LG&E & KU Energy 3.75% 11/15/20	20,000	20,583
4.375% 10/1/21	35,000	36,887
MidAmerican Energy Holdings 144A 3.75% 11/15/23 #	30,000	29,904

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
National Rural Utilities Cooperative Finance 4.75% 4/30/43 —	25,000	$23,687
NextEra Energy Capital Holdings 3.625% 6/15/23	10,000	9,691
6.35%10/1/66 —	30,000	29,492
NiSource Finance 6.125% 3/1/22	55,000	63,464
NRG Energy 7.875% 5/15/21	10,000	11,050
NV Energy 6.25% 11/15/20	30,000	35,072
Pennsylvania Electric 5.20% 4/1/20	20,000	21,896
PPL Capital Funding 6.70% 3/30/67 —	15,000	15,085
Public Service Oklahoma 5.15% 12/1/19	80,000	89,082
Puget Energy 6.00% 9/1/21	10,000	11,539
Puget Sound Energy 6.974% 6/1/67 —	40,000	41,235
SCANA 4.125% 2/1/22	15,000	15,145
Wisconsin Energy 6.25% 5/15/67 —	55,000	56,690

		1,043,806

Total Corporate Bonds (cost $9,229,736)		9,620,982

Municipal Bonds – 0.11%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	5,000	5,218
Golden State, California Tobacco Securitization Asset-Backed Senior Notes Series A-1 5.125% 6/1/47	15,000	11,134
5.75% 6/1/47	20,000	16,271
New Jersey State Transportation Trust Fund Series A 5.00% 6/15/42	5,000	5,224
Series AA 5.00% 6/15/44	10,000	10,484

(continues)                             27

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
New York City Transitional Finance Authority (New York City Recovery) Series 13 5.00% 11/1/22	10,000	$11,847
New York City Water & Sewer System Series BB 5.00% 6/15/47	5,000	5,279
New York City, New York Series I 5.00% 8/1/22	5,000	5,831
New York State Thruway Authority Series A 5.00% 5/1/19	10,000	11,587
State of Maryland Local Facilities Series A 5.00% 8/1/21	10,000	12,008
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) Series AMT 6.75% 6/30/43	5,000	5,579

Total Municipal Bonds (cost $98,084)		100,462

Non-Agency Asset-Backed Securities – 0.35%
Chase Issuance Trust Series 2012-A10 A10 0.415% 12/16/19 —	100,000	99,916
Series 2013-A9 A 0.575% 11/16/20 —	100,000	100,185
Trafigura Securitisation Finance Series 2012-1A A 144A 2.555% 10/15/15 #—	120,000	121,369

Total Non-Agency Asset-Backed Securities (cost $322,215)		321,470

Non-Agency Collateralized Mortgage Obligations – 0.08%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	908	939
Series 2005-6 7A1 5.50% 7/25/20	1,020	1,041

	Principal Amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	12,883	$12,910
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	33,653	33,650
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ¿	8,052	8,316
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	5,987	6,123
Series 2006-AR5 2A1 2.615% 4/25/36 —	14,169	13,683

Total Non-Agency Collateralized Mortgage Obligations (cost $70,302)		76,662

Senior Secured Loans – 2.40%«
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	46,613	46,678
Allegion U.S. Holding Tranche B 3.00% 9/27/20	54,863	54,965
Aramark Tranche E 3.25% 9/7/19	25,000	24,836
Azure Midstream Tranche B 6.50% 11/15/18	29,625	30,199
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	49,812	50,064
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	55,370	55,708
Calpine Construction Finance Tranche B 3.00% 5/3/20	64,513	63,533
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	4,949	4,958
Clear Channel Communi-cations Tranche B 3.88% 1/29/16	145,000	143,426
Community Health Systems Tranche D 4.25% 1/27/21	30,375	30,669
Community Health Systems Tranche E 3.48% 1/25/17	9,525	9,603
Davita Tranche B 4.50% 10/20/16	19,595	19,640
Davita Tranche B2 4.00% 11/1/19	24,688	24,868

	Principal Amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	19,499	$19,567
Drillships Financing Holdings Tranche B1 6.00% 3/31/21	14,925	15,264
Emdeon 1st Lien 3.75% 11/2/18	29,187	29,244
First Data Corp Tranche B 1st Lien 4.23% 3/24/21	37,510	37,631
Gray Television 4.75% 10/12/19	7,162	7,212
HCA Tranche B5 1st Lien 2.98% 3/31/17	53,730	53,780
Hilton Worldwide Finance Tranche B2 3.75% 10/25/20	104,400	104,713
Houghton International 1st Lien 4.00% 12/20/19	88,875	89,153
Huntsman International Tranche B 3.75% 10/15/20	75,000	75,309
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	24,500	24,627
Immucor Tranche B2 5.00% 8/17/18	39,229	39,474
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	62,438	62,672
KIK Custom Products 1st Lien 5.50% 4/29/19	250,000	250,000
Landry’s Tranche B 4.75% 4/24/18	18,854	18,998
Level 3 Financing Tranche B 4.00% 1/15/20	35,000	35,109
Moxie Liberty Tranche B 7.50% 8/21/20	5,000	5,138
MultiPlan Tranche B 4.00% 8/18/17	10,339	10,378
NEP 4.25% 1/22/20	20,000	20,108
Novelis Tranche B 3.75% 3/10/17	21,720	21,758
Nuveen Investments 1st Lien 4.23% 5/13/17	25,000	25,105
Nuveen Investments 2nd Lien 6.50% 2/28/19	105,000	105,486
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	56,100	56,083
Patheon 4.25% 3/11/21	10,000	9,965
Ply Gem Industries 1st Lien 4.00% 1/30/21	50,000	50,125

	Principal Amount°		Value (U.S. $)
Senior Secured Loans« (continued)
Remy International Tranche B 1st Lien 4.25% 3/5/20		18,893	$18,940
Samson Investment 2nd Lien 5.00% 9/25/18		20,000	20,208
Scientific Games International 4.25% 10/18/20		29,925	30,003
Sensus USA 2nd Lien 8.50% 5/9/18		25,000	25,172
Smart & Final Tranche B 1st Lien 4.50% 11/15/19		11,850	11,885
Sprouts Farmers 4.00% 4/23/20		21,964	21,999
SunGard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19		60,000	60,244
Truven Health Analytics Tranche B 4.50% 6/6/19		4,925	4,888
Univision Communications Tranche C4 4.00% 3/1/20		80,714	80,790
USI Insurance Services Tranche B 1st Lien 4.25% 12/30/19		24,688	24,812
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20		22,989	23,127
Visant 5.25% 12/22/16		18,350	18,243
Wide Open West Finance 4.75% 4/1/19		64,350	64,603
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		81,416	81,577

Total Senior Secured Loans (cost $2,190,958)			2,212,537

Sovereign Bonds – 0.40%Δ
Brazil – 0.03%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	72,000	30,114

			30,114

Germany – 0.01%
Bundesrepublik Deutschland 1.50% 2/15/23	EUR	8,400	11,680

			11,680

Hungary – 0.02%
Hungary Government International Bond 4.00% 3/25/19		14,000	13,937

			13,937

(continues)                             29

Schedules of investments

Delaware Foundation® Growth Allocation Fund

	Principal Amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Mexico – 0.00%
Mexican Bonos 6.50% 6/10/21	MXN	38,000	$3,050

			3,050

Norway – 0.04%
Norway Government Bond 4.25% 5/19/17	NOK	96,000	17,266
5.00% 5/15/15	NOK	90,000	15,623

			32,889

Panama – 0.01%
Panama Government International Bond 8.875% 9/30/27		7,000	9,730

			9,730

Poland – 0.01%
Poland Government Bond 5.75% 10/25/21	PLN	25,000	9,169

			9,169

Republic of Korea – 0.02%
Korea Treasury Inflation Linked Bond 1.125% 6/10/23	KRW	21,204,322	19,035

			19,035

Romania – 0.01%
Romanian Government International Bond 144A 4.875% 1/22/24 #		12,000	12,180

			12,180

Slovenia – 0.23%
Slovenia Government International Bond 144A 5.25% 2/18/24 #		200,000	207,964

			207,964

Sweden – 0.01%
Sweden Government Bond 1.50% 11/13/23	SEK	20,000	2,924
4.25% 3/12/19	SEK	30,000	5,259

			8,183

United Kingdom – 0.01%
United Kingdom Gilt 1.00% 9/7/17	GBP	1,700	2,800
1.25% 7/22/18	GBP	4,071	6,664

			9,464

Total Sovereign Bonds (cost $352,794)			367,395

	Principal Amount°		Value (U.S. $)
Supranational Banks – 0.07%
European Investment Bank 3.25% 1/29/24		35,000	$35,450
International Bank for Reconstruction & Development 2.865% 9/24/18 •	AUD	36,000	33,403

Total Supranational Banks (cost $68,676)			68,853

U.S. Treasury Obligations – 0.68%
U.S. Treasury Bonds 3.625% 2/15/44		345,000	349,043
3.75% 11/15/43		130,000	134,611
U.S. Treasury Notes 1.50% 2/28/19		45,000	44,554
2.75% 2/15/24		100,000	100,227

Total U.S. Treasury Obligations (cost $629,508)			628,435

	Number of Shares
Preferred Stock – 0.07%
Alabama Power 5.625%		620	15,029
Integrys Energy Group 6.00% •		600	15,126
National Retail Properties 5.70%		395	8,271
Public Storage 5.20%		450	9,459
U.S. Bancorp 3.50% •		25	20,409

Total Preferred Stock (cost $68,847)			68,294

Right – 0.00%
Banco Bilbao Vizcaya Argentaria †	EUR	4,810	1,127

Total Right (cost $1,131)			1,127

	Number of Contracts
Option Purchased – 0.00%
Currency Call Option – 0.00%
USD vs CAD strike price CAD 1.144, expiration date 5/13/14		27,341	33

Total Option Purchased (cost $128)			33

	Principal Amount°	Value (U.S. $)
Short-Term Investments – 1.24%
Discount Note – 0.03%≠
Federal Home Loan Bank 0.05% 4/23/14	26,004	$26,003

		26,003

Repurchase Agreements – 0.18%
Bank of America Merrill Lynch 0.02%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $99,276 (collateralized by U.S. government obligations 0.00% - 1.00% 2/28/17 - 11/15/27; market value $101,262)	99,276	99,276
Bank of Montreal 0.04%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $33,092 (collateralized by U.S. government obligations 1.25% - 2.125% 10/31/18 - 1/31/21; market value $33,754)	33,092	33,092
BNP Paribas 0.05%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $33,632 (collateralized by U.S. government obligations 0.50% 6/15/16; market value $34,304)	33,632	33,632

		166,000

U.S. Treasury Obligations – 1.03%≠
U.S. Treasury Bills 0.02% 4/17/14	39,750	39,750
0.059% 4/24/14	739,677	739,664
0.093% 11/13/14	175,368	175,299

		954,713

Total Short-Term Investments (cost $1,146,668)		1,146,716

Total Value of Securities – 100.58% (cost $69,224,893)		$92,854,702

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $3,536,619, which represents 3.83% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
T	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $234,997, which represents 0.25% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2014.

(continues)                             31

Schedules of investments

Delaware Foundation® Growth Allocation Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2014:1

Foreign Currency Exchange Contracts

Counter- party	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	29,203	USD	(26,331)	4/25/14	$74
BAML	EUR	(8,712)	USD	12,126	4/25/14	125
BAML	GBP	12,711	USD	(21,112)	4/25/14	76
BAML	NOK	(21,069)	USD	3,539	4/25/14	24
BCLY	MXN	67,796	USD	(5,119)	4/25/14	64
BNP	AUD	(42,366)	USD	38,352	4/24/14	(870)
BNYM	AUD	(16,675)	USD	15,391	4/1/14	(70)
BNYM	CHF	(27,548)	USD	31,040	4/1/14	(123)
BNYM	CHF	(3,743)	USD	4,217	4/2/14	(17)
BNYM	JPY	(1,071,728)	USD	10,466	4/1/14	82
DB	NOK	(104,281)	USD	17,547	4/25/14	147
GSC	GBP	(1,099)	USD	1,832	4/25/14	(1)
JPMC	GBP	(16,674)	USD	27,542	4/25/14	(253)
JPMC	KRW	(17,046,540)	USD	15,934	4/25/14	(54)
JPMC	PLN	(12,086)	USD	3,982	4/25/14	(9)
MSC	IDR	70,199,465	USD	(6,139)	4/25/14	29
MSC	TRY	100	USD	(45)	4/25/14	1
TD	CAD	(22,563)	USD	20,187	4/25/14	(214)
TD	EUR	(27,341)	USD	37,696	4/25/14	32
TD	JPY	(370,125)	USD	3,675	4/25/14	88
UBS	CAD	(20,023)	USD	18,065	4/25/14	(40)

						$(909)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depre- ciation)
(10)	E-mini MSCI EAFE Index	$(919,472)	$(947,500)	6/23/14	$(28,028)
(20)	E-mini MSCI Emerging Markets Index	(926,198)	(986,100)	6/23/14	(59,735)
(11)	E-mini S&P 500 Index	(1,014,221)	(1,025,530)	6/23/14	(11,309)
4	U.S. Treasury 10 yr Note	494,981	494,000	7/1/14	(981)
1	U.S. Treasury Long Bond	132,784	133,219	6/19/14	435

		$(2,232,126)			$(99,618)

Swap Contracts

CDS Contracts2

Counter- party	Swap Refe- renced Obligation	Notional Value	Annual Protection Pay- ments	Termination Date	Unrealized Appre- ciation (Depre- ciation)
	Protection Purchased:
JPMC-ICE	CDX.NA. HY.21	$85,000	5.00%	12/20/18	$(480)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BNYM – Bank of New York Mellon
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CHF – Swiss Franc
CVA – Dutch Certificate
DB – Deutsche Bank
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah

JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

(continues)                             33

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

March 31, 2014 (Unaudited)

	Number of Shares	Value (U.S. $)
Common Stock – 60.39%
U.S. Markets – 32.50%
Consumer Discretionary – 3.29%
BorgWarner	1,800	$110,646
Buffalo Wild Wings †	810	120,609
Carnival	2,300	87,078
Century Communications =†	25,000	0
Cheesecake Factory	1,810	86,210
Cinemark Holdings	1,830	53,088
Comcast Special Class A	5,210	254,040
Del Frisco’s Restaurant Group †	2,865	79,933
DSW Class A	4,500	161,370
Express †	3,595	57,089
Ford Motor	16,170	252,252
Francesca’s Holdings †	4,790	86,891
G-III Apparel Group †	1,925	137,791
Iconix Brand Group †	3,300	129,591
Jack in the Box †	2,375	139,983
Johnson Controls	19,900	941,668
L Brands	18,600	1,055,922
Liberty Interactive Class A †	49,900	1,440,613
Lowe’s	20,700	1,012,230
Macy’s	4,390	260,283
Madden (Steven) †	4,155	149,497
McDonald’s	3,120	305,854
National CineMedia	4,400	66,000
NIKE Class B	9,950	734,907
Nordstrom	3,610	225,445
Popeyes Louisiana Kitchen †	3,060	124,358
Priceline Group †	1,205	1,436,227
Regal Entertainment Group Class A	2,980	55,666
Sally Beauty Holdings †	18,325	502,105
Shutterfly †	1,905	81,305
Starbucks	3,840	281,779
Tenneco †	2,530	146,917
Tractor Supply	1,970	139,141
Urban Outfitters †	4,560	166,303
Viacom Class B	1,370	116,436

		10,999,227

Consumer Staples – 2.48%
Archer-Daniels-Midland	28,080	1,218,391
Avon Products	15,400	225,456
Casey’s General Stores	1,815	122,676
Coca-Cola	2,730	105,542
CVS Caremark	19,080	1,428,329
General Mills	5,090	263,764
J&J Snack Foods	980	94,051

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Consumer Staples (continued)
Kimberly-Clark	1,670	$184,117
Kraft Foods Group	19,167	1,075,250
Mondelez International Class A	28,700	991,585
PepsiCo	4,330	361,555
Procter & Gamble	6,060	488,436
Susser Holdings †	2,480	154,926
Walgreen	23,950	1,581,419

		8,295,497

Energy – 3.25%
Bonanza Creek Energy †	925	41,070
Bristow Group	755	57,018
C&J Energy Services †	2,500	72,900
Carrizo Oil & Gas †	2,030	108,524
Chevron	12,780	1,519,670
ConocoPhillips	14,500	1,020,075
Diamondback Energy †	970	65,291
EOG Resources	10,840	2,126,483
Exxon Mobil	4,820	470,818
Halliburton	18,200	1,071,798
Jones Energy Class A †	3,870	58,592
Kinder Morgan	21,650	703,409
Kodiak Oil & Gas †	6,905	83,827
Marathon Oil	34,440	1,223,309
National Oilwell Varco	2,170	168,978
Occidental Petroleum	13,520	1,288,321
Pioneer Energy Services †	6,955	90,067
RigNet †	2,605	140,227
Rosetta Resources †	2,195	102,243
RSP Permian †	1,405	40,590
Schlumberger	4,150	404,625

		10,857,835

Financials – 6.31%
AFLAC	3,910	246,486
Allstate	19,100	1,080,678
American Campus Communities	1,450	54,157
American Equity Investment Life Holding	4,960	117,155
American Tower	2,860	234,148
Ameriprise Financial	1,560	171,709
AMERISAFE	2,200	96,602
Apartment Investment & Management	2,425	73,283
AvalonBay Communities	1,725	226,527

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Bank of New York Mellon	30,200	$1,065,758
BB&T	25,100	1,008,267
BBCN Bancorp	5,235	89,728
BlackRock	720	226,426
Boston Properties	2,250	257,693
Brandywine Realty Trust	7,325	105,919
Bryn Mawr Bank	965	27,724
Camden Property Trust	1,025	69,023
Capital Bank Financial †	2,950	74,075
Capital One Financial	3,840	296,294
Cardinal Financial	5,155	91,914
Citigroup	6,970	331,772
City Holding	1,975	88,599
CME Group	9,325	690,143
Corporate Office Properties Trust	1,925	51,282
Cousins Properties	4,675	53,622
Crown Castle International	21,025	1,551,225
DCT Industrial Trust	15,820	124,662
DDR	8,375	138,020
Douglas Emmett	4,600	124,844
Duke Realty	9,050	152,764
DuPont Fabros Technology	3,865	93,031
EastGroup Properties	1,285	80,839
EPR Properties	3,480	185,797
Equity Lifestyle Properties	1,275	51,829
Equity One	2,400	53,616
Equity Residential	4,475	259,505
Essex Property Trust	900	153,045
Evercore Partners Class A	1,580	87,295
Extra Space Storage	1,225	59,425
Federal Realty Investment Trust	475	54,492
Fidelity & Guaranty Life	4,400	103,840
First Industrial Realty Trust	5,225	100,947
First Potomac Realty Trust	2,800	36,176
Flushing Financial	3,395	71,533
General Growth Properties	9,700	213,400
Greenhill & Co	1,255	65,235
Health Care REIT	1,325	78,970
Healthcare Realty Trust	2,625	63,394
Healthcare Trust of America Class A	4,825	54,957
Highwoods Properties	2,600	99,866
Host Hotels & Resorts	19,145	387,495

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Independent Bank	2,265	$89,173
IntercontinentalExchange Group	5,810	1,149,392
Invesco	4,910	181,670
JPMorgan Chase	8,620	523,320
Kilroy Realty	1,575	92,263
Kimco Realty	4,800	105,024
Kite Realty Group Trust	14,245	85,470
LaSalle Hotel Properties	5,250	164,377
Lexington Realty Trust	5,525	60,278
Liberty Property Trust	1,300	48,048
LTC Properties	475	17,874
Macerich	1,375	85,704
Maiden Holdings	5,430	67,766
Marsh & McLennan	21,300	1,050,090
National Retail Properties	6,160	211,411
Park National	1,120	86,117
Pebblebrook Hotel Trust	1,875	63,319
Post Properties	1,625	79,787
Primerica	2,530	119,188
Progressive	34,050	824,691
Prologis	6,375	260,291
Prosperity Bancshares	1,875	124,031
Prudential Financial	1,810	153,217
PS Business Parks	750	62,715
Public Storage	1,200	202,188
Ramco-Gershenson Properties Trust	8,290	135,127
Raymond James Financial	4,470	250,007
Regency Centers	2,025	103,397
RLJ Lodging Trust	2,775	74,203
Sabra Health Care REIT	1,400	39,046
Simon Property Group	3,825	627,300
SL Green Realty	1,750	176,085
Sovran Self Storage	1,250	91,813
Spirit Realty Capital	6,975	76,585
State Street	2,880	200,304
Sterling Bancorp	6,300	79,758
Stifel Financial †	2,140	106,486
Strategic Hotels & Resorts †	7,500	76,425
Susquehanna Bancshares	8,605	98,011
Tanger Factory Outlet Centers	2,750	96,250
Taubman Centers	675	47,783
Texas Capital Bancshares †	1,370	88,968
Travelers	2,710	230,621
UDR	4,150	107,195

(continues)                             35

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
United Fire Group	2,290	$69,501
Ventas	3,850	233,195
Vornado Realty Trust	2,600	256,256
Webster Financial	3,505	108,865
Wells Fargo	9,050	450,147
Western Alliance Bancorp †	4,270	105,042

		21,110,960

Healthcare – 4.51%
AbbVie	6,560	337,184
Acorda Therapeutics †	2,855	108,233
Air Methods †	3,120	166,702
Akorn †	2,740	60,280
Align Technology †	2,600	134,654
Alkermes †	2,940	129,625
Allergan	11,050	1,371,305
Auxilium Pharmaceuticals †	4,335	117,825
Baxter International	14,200	1,044,836
Cardinal Health	14,600	1,021,708
Celgene †	12,060	1,683,576
Cepheid †	1,950	100,581
Conmed	2,600	112,970
Cross Country Healthcare †	6,360	51,325
CryoLife	6,210	61,852
Express Scripts †	4,450	334,151
Gilead Sciences †	5,180	367,055
Haemonetics †	2,260	73,653
InterMune †	4,040	135,219
Johnson & Johnson	11,690	1,148,309
Medicines †	1,680	47,746
Merck	26,340	1,495,322
Merit Medical Systems †	3,575	51,123
NPS Pharmaceuticals †	3,095	92,633
Perrigo	4,525	699,837
Pfizer	49,382	1,586,150
Prestige Brands Holdings †	3,120	85,020
Quest Diagnostics	17,900	1,036,768
Quidel †	3,485	95,141
Spectrum Pharmaceuticals †	6,495	50,921
Thermo Fisher Scientific	2,990	359,518
UnitedHealth Group	4,600	377,154
Vertex Pharmaceuticals †	2,530	178,922
WellCare Health Plans †	1,335	84,799
West Pharmaceutical Services	3,100	136,555
Zoetis	4,580	132,545

		15,071,197

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials – 2.54%
AAON	4,687	$130,627
Acuity Brands	465	61,645
Applied Industrial Technologies	2,465	118,912
Barnes Group	3,150	121,181
Caterpillar	930	92,414
Chart Industries †	535	42,559
Columbus McKinnon †	3,650	97,783
Cummins	990	147,500
Deere	1,200	108,960
Eaton	2,550	191,556
ESCO Technologies	1,790	62,990
Esterline Technologies †	570	60,728
FedEx	1,810	239,934
FTI Consulting †	3,385	112,856
General Electric	18,200	471,198
Granite Construction	2,803	111,924
Honeywell International	3,730	345,995
Hunt (J.B.) Transport Services	1,600	115,072
Kadant	2,795	101,934
KEYW Holding †	6,540	122,363
Kforce	5,755	122,697
Lockheed Martin	1,550	253,022
McGrath RentCorp	1,750	61,180
MYR Group †	2,290	57,983
Nielsen Holdings	3,380	150,849
Northrop Grumman	8,600	1,061,068
Parker Hannifin	1,490	178,368
Paylocity Holding †	350	8,417
Raytheon	10,600	1,047,174
Republic Services	4,710	160,894
Roadrunner Transportation Systems †	3,515	88,719
Rockwell Collins	1,090	86,840
Tetra Tech †	2,935	86,847
Union Pacific	1,990	373,443
United Stationers	2,890	118,692
United Technologies	3,280	383,235
URS	3,110	146,357
US Ecology	2,550	94,656
WageWorks †	1,490	83,604
Waste Management	23,000	967,610
XPO Logistics †	4,155	122,199

		8,511,985

Information Technology – 7.86%
Accenture Class A	3,470	276,628

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Adobe Systems †	21,925	$1,441,349
Amkor Technology †	13,860	95,080
Anixter International	1,210	122,839
Apple	1,145	614,567
Applied Micro Circuits †	8,725	86,377
Avago Technologies	4,290	276,319
Brightcove †	10,055	98,841
Broadcom Class A	33,900	1,067,172
Callidus Software †	3,115	39,000
Cisco Systems	52,420	1,174,732
eBay †	24,225	1,338,189
EMC	12,590	345,092
Equinix †	2,150	397,406
ExlService Holdings †	1,520	46,983
Facebook Class A †	3,890	234,334
FARO Technologies †	1,775	94,075
Google Class A †	1,780	1,983,828
Intel	49,470	1,276,821
International Business Machines	640	123,194
InterXion Holding †	3,065	73,499
Intuit	13,650	1,061,015
j2 Global	2,240	112,112
Marin Software †	3,920	41,434
MasterCard Class A	24,025	1,794,667
Microsoft	53,690	2,200,753
Motorola Solutions	15,614	1,003,824
NETGEAR †	2,485	83,819
Plantronics	1,685	74,898
Proofpoint †	2,515	93,256
QUALCOMM	25,420	2,004,621
Rally Software Development †	5,240	70,111
Rocket Fuel †	1,820	78,042
Rofin-Sinar Technologies †	3,705	88,772
Salesforce.com †	3,020	172,412
SciQuest †	2,735	73,886
Semtech †	3,965	100,473
SS&C Technologies Holdings †	2,170	86,843
Synaptics †	2,170	130,243
TeleTech Holdings †	4,100	100,491
Teradata †	12,925	635,781
Texas Instruments	4,010	189,071
Trulia †	2,570	85,324
VeriFone Systems †	10,225	345,809
VeriSign †	11,639	627,458
Visa Class A	9,025	1,948,137
Xerox	89,000	1,005,700

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Yahoo †	16,500	$592,350
Yelp †	3,825	294,257

		26,301,884

Materials – 0.89%
Axiall	2,205	99,049
Boise Cascade †	3,225	92,364
Cabot	1,600	94,496
Chemtura †	4,605	116,460
duPont (E.I.) deNemours	18,910	1,268,861
Eastman Chemical	2,850	245,699
Huntsman	5,200	126,984
Innophos Holdings	1,310	74,277
International Paper	2,510	115,159
Kaiser Aluminum	1,210	86,418
Kraton Performance Polymers †	3,275	85,609
Materion	2,425	82,280
MeadWestvaco	5,390	202,880
Neenah Paper	1,795	92,837
Stepan	980	63,269
Taminco †	4,265	89,608
U.S. Silica Holdings	970	37,025

		2,973,275

Telecommunication Services – 0.78%
AT&T	41,350	1,450,145
Atlantic Tele-Network	1,135	74,819
inContact †	9,865	94,704
Verizon Communications	21,100	1,003,727

		2,623,395

Utilities – 0.59%
Cleco	2,055	103,942
Edison International	21,380	1,210,322
MDU Resources Group	5,620	192,822
NorthWestern	1,940	92,014
OGE Energy	5,060	186,006
Sempra Energy	1,810	175,136

		1,960,242

Total U.S. Markets (cost $62,486,284)		108,705,497

Developed Markets – 19.90%§
Consumer Discretionary – 3.16%
Adidas	2,540	274,648
Bayerische Motoren Werke	7,368	931,065
Benesse Holdings	4,600	175,951

(continues)                                                 37

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Cie Financiere Richemont Class A	1,730	$165,290
Compass Group	18,850	287,826
Denso	4,600	220,610
Don Quijote Holdings	5,300	273,645
Hennes & Mauritz Class B	6,300	268,699
Honda Motor	7,900	277,988
Inditex	1,175	176,284
Kering	2,508	511,369
LVMH Moet Hennessy Louis Vuitton	965	174,870
NHK Spring	15,500	144,151
Nitori Holdings	17,548	761,552
Publicis Groupe	13,465	1,215,635
Sands China	28,400	213,000
Shimamura	1,900	164,423
Shimano	2,300	231,361
Sodexo	2,170	227,441
Techtronic Industries	175,500	490,012
Toyota Motor	36,289	2,046,575
USS	13,500	189,656
WPP	12,800	264,483
Yue Yuen Industrial Holdings	269,500	878,198

		10,564,732

Consumer Staples – 2.40%
Anheuser-Busch InBev	4,330	456,015
Aryzta †	22,774	2,013,910
British American Tobacco	7,500	418,406
Carlsberg Class B	8,514	846,382
Danone	2,020	142,708
Diageo	9,900	307,494
Heineken	2,850	198,324
Kao	7,300	258,534
Koninklijke Ahold	8,862	177,973
L’Oreal	1,820	300,264
Meiji Holdings	2,400	151,291
Nestle	8,550	643,592
Reckitt Benckiser Group	4,550	371,314
SABMiller	3,000	150,011
Tesco	132,424	653,151
Unilever	4,780	204,445
Unilever CVA	6,160	253,389
Wesfarmers	3,890	149,031
Woolworths	9,850	326,610

		8,022,844

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Energy – 1.01%
AMEC	10,200	$191,038
BG Group	12,450	232,440
CGG †	10,800	173,083
Saipem	40,871	998,268
Subsea 7	44,880	834,248
Total	14,368	945,768

		3,374,845

Financials – 3.14%
AEON Financial Service	5,300	119,583
AIA Group	39,800	189,296
AXA	47,139	1,224,612
Baloise Holding	1,455	183,167
Banco Bilbao Vizcaya Argentaria	13,010	156,435
Banco Espirito Santo Class R †	89,000	166,668
Banco Santander	20,600	196,651
Bank Leumi Le-Israel BM †	47,500	185,388
Commonwealth Bank of Australia	4,090	294,405
Credit Suisse Group Class REG	5,200	168,324
Daito Trust Construction	2,000	185,265
Daiwa Securities Group	22,000	191,151
Exor	4,100	184,003
Intesa Sanpaolo	64,600	219,200
Lloyds Banking Group †	293,000	366,560
Mitsubishi UFJ Financial Group	193,473	1,065,466
Nordea Bank	93,588	1,327,613
OCBC Bank =	27,000	204,110
Prudential	10,350	219,162
QBE Insurance Group	19,900	236,465
SCOR SE	4,550	159,365
Seven Bank	48,300	189,558
Societe Generale	4,480	275,769
Sony Financial Holdings	10,900	178,244
Standard Chartered	57,996	1,212,769
Swire Pacific Class A	13,000	151,842
UBS †	13,300	275,237
UniCredit	92,025	841,204
Wharf Holdings	20,000	128,275

		10,495,787

Healthcare – 3.16%
Bayer	3,170	429,293

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
CSL	4,670	$301,610
Dainippon Sumitomo Pharma	11,700	185,740
Fresenius	1,480	232,314
ICON †	2,910	138,371
Meda Class A	8,950	137,715
Miraca Holdings	3,500	153,330
Novartis	21,709	1,843,370
Novo Nordisk ADR	22,075	1,007,724
Novo Nordisk Class B	8,175	372,237
Roche Holding	3,480	1,046,717
Sanofi	11,323	1,183,244
Shire	5,650	279,713
Smith & Nephew	15,950	242,254
Stada Arzneimittel	12,570	538,448
Teva Pharmaceutical Industries ADR	47,100	2,488,764

		10,580,844

Industrials – 3.11%
ABB †	15,200	392,653
Aggreko	7,720	193,408
Cathay Pacific Airways	78,000	145,688
Cobham	39,400	196,704
Deutsche Lufthansa †	9,100	238,597
Deutsche Post	29,575	1,099,524
East Japan Railway	13,341	982,713
Elbit Systems	3,670	223,523
European Aeronautic Defence & Space	4,530	324,443
IHI	38,000	159,894
ITOCHU	86,349	1,010,369
Koninklijke Philips Electronics	34,639	1,218,571
Kubota	13,000	172,785
Mitsubishi Electric	23,000	258,919
Rolls-Royce Holdings	13,050	233,620
Sandvik	15,750	222,772
Schindler Holding	1,290	190,186
Schneider Electric	4,200	372,231
Singapore Airlines	19,000	158,289
Travis Perkins	6,960	219,161
Vinci	17,462	1,296,193
Volvo Class B	15,000	238,447
Westjet Airlines	30,014	659,013
Yamato Holdings	9,300	200,158

		10,407,861

Information Technology – 1.17%
CGI Group Class A †	39,704	1,225,944

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Information Technology (continued)
Citizen Holdings	23,100	$173,671
Computershare	19,700	221,527
FIH Mobile †	258,000	142,565
Infineon Technologies	19,200	229,060
NICE Systems	4,830	215,377
SAP	3,540	287,149
Seiko Epson	7,900	246,861
Teleperformance	17,486	1,013,253
Trend Micro	4,800	148,310

		3,903,717

Materials – 1.77%
Air Liquide	2,350	318,237
Anglo American ADR	10,000	127,244
AuRico Gold	59,522	259,552
BASF	1,450	161,346
BHP Billiton Limited	16,150	547,349
Johnson Matthey	4,135	225,773
Lafarge	11,705	913,575
LANXESS	2,720	205,311
Novozymes Class B	5,000	219,801
Rexam	96,703	785,846
Rio Tinto	13,588	757,795
Shin-Etsu Chemical	3,900	222,334
Syngenta	580	220,195
Syngenta ADR	7,950	602,451
Yamana Gold	40,883	358,029

		5,924,838

Telecommunication Services – 0.80%
KDDI	6,514	378,254
Nippon Telegraph & Telephone	22,743	1,235,952
Softbank	3,200	241,830
Telefonica	22,150	351,005
Vodafone Group	62,454	229,670
Ziggo	5,300	235,370

		2,672,081

Utilities – 0.18%
National Grid	28,177	387,209
Red Electrica	2,680	217,925

		605,134

Total Developed Markets (cost $48,853,236)		66,552,683

(continues)                             39

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X – 7.99%
Consumer Discretionary – 0.47%
Arcos Dorados Holdings Class A	19,200	$193,536
Grupo Televisa ADR	19,450	647,491
Hyundai Motor	971	229,497
LG Electronics	2,989	182,643
Mahindra & Mahindra	11,528	188,683
Woolworths Holdings	21,137	147,106

		1,588,956

Consumer Staples – 1.14%
Anadolu Efes Biracilik Ve Malt Sanayii	25,884	288,049
Brasil Foods ADR	23,060	460,739
China Mengniu Dairy	98,000	491,834
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,800	253,808
Cia Cervecerias Unidas ADR	6,200	138,756
Fomento Economico Mexicano ADR	3,225	300,699
Hypermarcas	52,800	382,983
Lotte Chilsung Beverage	238	333,455
Lotte Confectionery	159	272,192
Tingyi Cayman Islands Holding	79,816	229,285
Tsingtao Brewery	26,162	191,910
Uni-President China Holdings	315,000	264,866
Wal-Mart de Mexico Class V	80,072	190,743

		3,799,319

Energy – 1.25%
Cairn India	36,076	200,463
China Petroleum & Chemical	182,850	163,554
CNOOC ADR	1,340	203,425
Gazprom ADR	53,630	413,716
LUKOIL ADR	5,600	313,180
PetroChina ADR	1,700	184,450
Petroleo Brasileiro ADR	42,800	562,820
Polski Koncern Naftowy Orlen	10,580	151,300
PTT	24,691	224,637
Reliance Industries GDR 144A #	29,658	921,494
Rosneft GDR	35,600	237,391
Sasol ADR	5,100	284,988
Tambang Batubara Bukit Asam Persero	132,000	109,014
YPF ADR	6,400	199,424

		4,169,856

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Financials – 1.20%
Banco Santander Brasil ADR	32,650	$181,861
Bangkok Bank	36,661	202,202
China Construction Bank	344,449	241,785
Etalon Group GDR 144A #=†	16,400	63,796
ICICI Bank ADR	6,700	293,460
Industrial & Commercial Bank of China	606,800	374,083
Itau Unibanco Holding ADR	21,440	318,598
KB Financial Group ADR †	13,989	491,728
Powszechna Kasa Oszczednosci Bank Polski	11,007	154,788
Remgro	9,969	193,925
Samsung Life Insurance	2,703	255,373
Sberbank =	143,664	343,482
Shinhan Financial Group	6,862	303,489
Standard Bank Group	25,365	334,202
UEM Sunrise	380,419	256,890

		4,009,662

Industrials – 0.34%
All America Latina Logistica	22,719	75,379
Empresas ICA ADR †	20,200	133,118
Gol Linhas Aereas Inteligentes ADR †	26,800	130,248
KCC	1,445	741,468
Santos Brasil Participacoes	9,600	71,243

		1,151,456

Information Technology – 1.36%
Baidu ADR †	5,500	838,090
Hon Hai Precision Industry	182,085	517,075
LG Display ADR †	15,800	197,500
MediaTek	21,000	310,835
Samsung Electronics	983	1,242,157
SINA †	3,500	211,435
Sohu.com †	7,400	481,666
Taiwan Semiconductor Manufacturing	68,069	267,820
Taiwan Semiconductor Manufacturing ADR	12,400	248,248
United Microelectronics	398,000	168,950
WNS Holdings ADR †	4,415	79,470

		4,563,246

Materials – 0.85%
Anglo American Platinum †	3,361	150,824
ArcelorMittal South Africa †	18,369	58,459
Braskem ADR †	14,575	227,661

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Cemex ADR †	38,140	$481,708
Cemex Latam Holdings †	41,949	349,302
Fibria Celulose ADR †	27,090	299,615
Gerdau	13,000	67,108
Gerdau ADR	16,700	107,047
Impala Platinum Holdings	6,881	78,184
Nine Dragons Paper Holdings	163,000	127,394
Siam Cement	9,500	122,770
Siam Cement NVDR	7,500	96,924
Sociedad Quimica y Minera de Chile ADR	5,100	161,874
Ultratech Cement	5,681	207,330
Vale ADR	22,025	304,606

		2,840,806

Telecommunication Services – 1.38%
America Movil ADR	10,000	198,800
China Mobile	41,921	384,897
China Mobile ADR	5,425	247,326
China Telecom	300,000	138,441
China Unicom Hong Kong ADR	11,943	157,170
Chunghwa Telecom ADR	6,860	210,465
KT ADR	27,650	384,059
MegaFon GDR	10,900	307,246
Mobile Telesystems ADR	8,600	150,414
MTN Group	12,126	248,201
SK Telecom ADR	38,200	862,174
Telefonica Brasil ADR	11,205	237,994
Tim Participacoes ADR	26,000	674,960
Turkcell Iletisim Hizmetleri ADR †	12,550	172,813
Vodacom Group	18,537	228,771

		4,603,731

Total Emerging Markets (cost $24,070,095)		26,727,032

Total Common Stock (cost $135,409,615)		201,985,212

Convertible Preferred Stock – 0.29%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	2,525	61,113
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	38	43,591

	Number of Shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49 #	66	$73,961
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16	590	34,084
6.125% exercise price $65.27, expiration date 4/1/16	590	33,925
Goodyear Tire & Rubber 5.875% exercise price $18.13, expiration date 4/1/14	1,750	128,257
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	65	48,750
HealthSouth 6.50% exercise price $30.17, expiration date 12/31/49	79	103,016
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	49	63,210
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,057	110,358
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	3,200	98,560
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	1,073	112,866
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	50	58,650

Total Convertible Preferred Stock (cost $886,711)		970,341

Exchange-Traded Funds – 0.12%
iShares MSCI EAFE Growth Index ETF	2,955	209,687
iShares MSCI EAFE Index ETF	1,610	108,144
Vanguard FTSE Developed Markets ETF	2,190	90,381

Total Exchange-Traded Funds (cost $394,939)		408,212

(continues)                                                 41

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal Amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	63,272	$69,433
Fannie Mae REMIC Trust Series 2002-W11 AV1 0.494% 11/25/32 —	7,034	6,421

Total Agency Asset-Backed Securities (cost $69,798)		75,854

Agency Collateralized Mortgage Obligations – 0.32%
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	30,113	34,353
Series 2003-26 AT 5.00% 11/25/32	62,159	64,531
Series 2010-41 PN 4.50% 4/25/40	120,000	128,370
Series 2010-96 DC 4.00% 9/25/25	5,000	5,261
Series 2012-122 SD 5.946% 11/25/42 —S	194,525	43,146
Series 2013-38 AI 3.00% 4/25/33 S	541,365	90,253
Series 2013-44 DI 3.00% 5/25/33 S	813,103	136,415
Freddie Mac REMICs Series 1730 Z 7.00% 5/15/24	22,311	25,334
Series 4065 DE 3.00% 6/15/32	30,000	29,245
Series 4148 SA 5.945% 12/15/42 —S	225,418	49,507
Series 4185 LI 3.00% 3/15/33 S	201,670	33,852
Series 4191 CI 3.00% 4/15/33 S	94,914	14,586
GNMA Series 2010-113 KE 4.50% 9/20/40	295,000	311,819
NCUA Guaranteed Notes Trust Series 2010-C1 A2 2.90% 10/29/20	100,000	103,670

Total Agency Collateralized Mortgage Obligations (cost $1,053,692)		1,070,342

Agency Mortgage-Backed Securities – 5.11%
Fannie Mae 6.50% 8/1/17	12,594	13,208

	Principal Amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae ARM 2.411% 5/1/43 —	81,917	$80,825
2.546% 6/1/43 —	27,964	27,829
3.293% 9/1/43 —	102,563	105,216
Fannie Mae Relocation 30 yr 5.00% 1/1/36	5,989	6,462
Fannie Mae S.F. 15 yr 2.50% 10/1/27	90,681	90,915
2.50% 2/1/28	296,567	297,335
3.00% 11/1/27	26,315	27,070
3.50% 7/1/26	94,848	99,524
4.00% 4/1/24	30,150	31,926
4.00% 5/1/25	49,751	52,684
4.00% 6/1/25	181,504	192,136
4.00% 11/1/25	226,019	240,250
4.00% 12/1/26	85,719	90,770
4.00% 5/1/27	174,232	184,642
4.50% 4/1/18	10,125	10,730
5.00% 9/1/18	16,912	17,986
5.50% 6/1/22	2,617	2,789
Fannie Mae S.F. 15 yr TBA 2.50% 4/1/29	2,426,000	2,424,105
3.00% 4/1/29	2,407,000	2,472,440
3.50% 4/1/29	970,000	1,016,984
Fannie Mae S.F. 20 yr 3.00% 8/1/33	77,341	77,211
3.00% 9/1/33	74,844	74,718
3.50% 4/1/33	14,777	15,206
3.50% 9/1/33	55,462	57,172
4.00% 2/1/31	64,338	67,910
5.00% 11/1/23	7,174	7,813
5.50% 8/1/28	15,469	17,155
5.50% 12/1/29	10,602	11,729
6.00% 9/1/29	53,684	60,149
Fannie Mae S.F. 30 yr 3.00% 7/1/42	76,004	73,453
3.00% 10/1/42	1,191,815	1,151,823
3.00% 12/1/42	200,311	193,588
3.00% 1/1/43	530,819	513,005
3.00% 2/1/43	47,194	45,610
3.00% 4/1/43	293,176	283,337
3.50% 7/1/42	13,132	13,220
4.00% 11/1/40	38,995	40,534
4.00% 1/1/41	179,981	187,147
4.00% 3/1/42	36,248	37,683
4.00% 1/1/43	89,300	92,831
4.00% 8/1/43	33,823	35,189
4.50% 7/1/36	30,844	32,897

	Principal Amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr 4.50% 4/1/40	35,912	$38,323
4.50% 11/1/40	92,864	99,146
4.50% 2/1/41	43,341	46,266
4.50% 3/1/41	192,915	205,921
4.50% 5/1/41	116,832	125,091
4.50% 10/1/41	107,484	114,636
4.50% 11/1/41	97,735	104,285
4.50% 9/1/43	78,266	83,513
5.00% 2/1/35	6,192	6,778
5.00% 4/1/35	29,773	32,489
5.00% 7/1/35	37,656	41,058
5.00% 10/1/35	87,516	95,410
5.00% 11/1/35	27,193	29,662
5.00% 2/1/36	36,868	40,195
5.00% 2/1/37	79,028	86,289
5.00% 4/1/37	22,256	24,236
5.00% 8/1/37	7,697	8,399
5.00% 2/1/38	24,423	26,645
5.50% 2/1/33	73,423	81,738
5.50% 4/1/34	24,781	27,560
5.50% 11/1/34	26,282	29,236
5.50% 12/1/34	45,161	50,198
5.50% 3/1/35	49,725	55,293
5.50% 5/1/35	41,654	46,677
5.50% 6/1/35	26,309	29,222
5.50% 1/1/36	14,461	16,112
5.50% 5/1/36	12,427	13,785
5.50% 1/1/37	1,475	1,639
5.50% 8/1/37	67,945	75,490
5.50% 1/1/38	78,313	87,238
5.50% 2/1/38	27,464	30,546
5.50% 6/1/38	4,795	5,288
5.50% 9/1/38	87,110	96,685
5.50% 10/1/39	251,126	276,872
5.50% 7/1/40	72,739	80,237
6.00% 5/1/36	80,516	89,979
6.00% 2/1/37	29,312	32,716
6.00% 8/1/37	72,016	80,355
6.00% 9/1/37	10,517	11,742
6.00% 11/1/37	12,074	13,478
6.00% 10/1/38	109,851	122,153
6.00% 1/1/39	50,454	56,109
6.00% 9/1/39	431,443	479,980
6.00% 9/1/40	38,462	42,924
6.50% 2/1/36	27,837	31,743
7.50% 6/1/31	19,029	22,634
Fannie Mae S.F. 30 yr TBA 3.00% 5/1/44	202,000	194,393

	Principal Amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA 3.50% 5/1/44	185,000	$185,463
4.00% 4/1/44	159,000	165,261
4.50% 5/1/44	878,000	933,424
Freddie Mac ARM 2.464% 4/1/34 —	9,239	9,808
2.495% 7/1/36 —	21,564	22,997
2.537% 1/1/44 —	266,463	271,444
Freddie Mac S.F. 15 yr 4.00% 12/1/24	38,922	41,215
4.00% 8/1/25	34,043	36,052
4.50% 8/1/24	79,156	84,730
4.50% 7/1/25	16,698	17,880
4.50% 6/1/26	34,960	37,427
5.00% 6/1/18	18,976	20,121
5.50% 6/1/20	9,069	9,844
Freddie Mac S.F. 30 yr 3.00% 10/1/42	89,077	86,005
3.00% 11/1/42	96,675	93,392
4.00% 11/1/40	65,556	68,031
4.00% 12/1/40	4,137	4,293
4.00% 2/1/42	44,956	46,656
4.50% 10/1/39	128,853	137,413
4.50% 3/1/42	429,122	457,650
4.50% 10/1/43	38,357	41,131
5.50% 6/1/36	6,908	7,621
5.50% 11/1/36	15,123	16,659
5.50% 6/1/38	9,482	10,409
5.50% 3/1/40	37,557	41,226
5.50% 8/1/40	42,604	46,767
5.50% 1/1/41	40,448	44,401
6.00% 8/1/38	82,479	92,185
6.00% 5/1/40	17,100	18,982
7.00% 11/1/33	19,637	22,718
Freddie Mac S.F. 30 yr TBA 5.50% 5/1/44	20,000	21,969
GNMA I S.F. 30 yr 7.50% 9/15/31	17,306	18,961

Total Agency Mortgage-Backed Securities (cost $17,097,050)		17,077,705

Commercial Mortgage-Backed Securities – 0.81%
BAML Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	135,000	146,047

(continues)                             43

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal Amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.892% 2/10/51 —	30,000	$33,300
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A3 5.468% 6/11/41	12,348	12,357
CD Commercial Mortgage Trust Series 2005-CD1 C 5.216% 7/15/44 —	80,000	82,421
Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44 ¿ —	74,725	77,979
Series 2014-CR16 A4 4.051% 4/10/47 ¿	140,000	144,194
Series 2014-LC15 A4 4.006% 4/10/47 ¿	170,000	174,826
Credit Suisse Commercial Mortgage Trust Series 2006-C1 AAB 5.466% 2/15/39 —	21,167	21,532
DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46 #	315,000	351,560
FREMF Mortgage Trust Series 2010-K7 B 144A 5.435% 4/25/20 #—	36,000	39,682
Series 2012-K19 B 144A 4.037% 5/25/45 #—	25,000	24,822
Series 2012-K22 B 144A 3.687% 8/25/45 #—	75,000	72,213
Series 2012-K708 B 144A 3.759% 2/25/45 #—	215,000	219,557
Goldman Sachs Mortgage Securities II Series 2004-GG2 A6 5.396% 8/10/38 —	95,247	95,448
Series 2005-GG4 A4A 4.751% 7/10/39	19,072	19,608
Series 2010-C1 A2 144A 4.592% 8/10/43 #	165,000	180,621
Series 2014-GC20 A5 3.998% 4/10/47	80,000	82,400
JPMorgan Chase Commercial Mortgage Securities Series 2005-CB11 E 5.477% 8/12/37 —	40,000	42,934

	Principal Amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 A3 4.171% 8/15/46	130,000	$137,915
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	11,241	11,658
Series 2005-C3 B 4.895% 7/15/40 —	55,000	56,427
Morgan Stanley Capital I Trust Series 2005-HQ7 AJ 5.208% 11/14/42 —	105,000	109,910
Series 2005-HQ7 C 5.208% 11/14/42 —	265,000	262,217
VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30 #	200,000	192,299
WF-RBS Commercial Mortgage Trust Series 2012-C9 A3 2.87% 11/ 15/45	120,000	115,221

Total Commercial Mortgage-Backed Securities (cost $2,705,513)		2,707,148

Convertible Bonds – 1.10%
Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18 #	124,000	104,005
Alere 3.00% exercise price $43.98, expiration date 5/15/16	96,000	106,020
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	88,000	96,140
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	112,000	119,280
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	88,000	98,560
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	53,000	60,023
Chesapeake Energy 2.25% exercise price $85.40, expiration date 12/14/38	60,000	56,550

	Principal Amount°	Value (U.S. $)
Convertible Bonds (continued)
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	62,000	$63,395
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	67,000	94,093
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	77,000	57,173
Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	99,000	97,144
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	33,000	74,559
General Cable 4.50% exercise price $35.88, expiration date 11/15/29 f	126,000	126,945
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	37,000	115,163
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	89,000	110,249
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	93,000	95,267
Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16 #	51,000	92,788
Intel 3.25% exercise price $21.71, expiration date 8/1/39	66,000	92,400
Jefferies Group 3.875% exercise price $45.40, expiration date 10/31/29	93,000	99,336
L-3 Communications Holdings 3.00% exercise price $89.08, expiration date 8/1/35	93,000	124,271
Lam Research 1.25% exercise price $63.02, expiration date 5/11/18	75,000	93,422
Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43 #	82,000	101,936

	Principal Amount°	Value (U.S. $)
Convertible Bonds (continued)
Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43 #	73,000	$76,741
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	99,000	100,856
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 f	178,000	187,790
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	44,000	64,157
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	34,000	125,141
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	108,000	108,743
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	176,000	209,880
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	155,000	126,131
Ryman Hospitality Properties 144A 3.75% exercise price $21.38, expiration date 9/29/14 #	44,000	87,587
SanDisk 1.50% exercise price $51.83, expiration date 8/11/17	69,000	113,807
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	19,000	56,774
Steel Dynamics 5.125% exercise price $17.10, expiration date 6/15/14	41,000	44,434
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	89,000	75,928
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	77,000	80,898
Vector Group 2.50% exercise price $17.62, expiration date 1/14/19 —	52,000	71,502

(continues)                             45

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal Amount°		Value (U.S. $)
Convertible Bonds (continued)
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		47,000	$77,726

Total Convertible Bonds (cost $3,066,720)			3,686,814

Corporate Bonds – 22.26%
Banking – 2.81%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	102,000	92,555
3.505% 11/6/18 •	AUD	46,000	42,722
Banco de Costa Rica 144A 5.25% 8/12/18 #		200,000	203,750
Banco Nacional de Costa Rica 144A 4.875% 11/1/18 #		200,000	202,250
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24 #•		200,000	207,000
BanColombia 5.95% 6/3/21		154,000	165,165
Bank of America 2.00% 1/11/18		65,000	64,937
2.65% 4/1/19		130,000	130,566
4.00% 4/1/24		325,000	325,281
Barclays Bank 7.625% 11/21/22		200,000	221,000
BB&T 5.25% 11/1/19		184,000	207,465
BBVA Bancomer 144A 6.50% 3/10/21 #		150,000	162,937
Branch Banking & Trust 2.85% 4/1/21		250,000	246,873
City National 5.25% 9/15/20		125,000	139,582
Credit Suisse 144A 6.50% 8/8/23 #		250,000	275,000
Credit Suisse Group 144A 7.50% 12/11/49 #•		200,000	217,502
Fifth Third Bancorp 4.30% 1/16/24		120,000	121,898
Goldman Sachs Group 4.00% 3/3/24		165,000	164,602
HBOS 144A 6.75% 5/21/18 #		100,000	113,501
HBOS Capital Funding 144A 6.071% 6/29/49 #•		335,000	336,675
HSBC Holdings 4.25% 3/14/24		400,000	401,299
ING Bank 144A 5.80% 9/25/23 #		200,000	213,680

	Principal Amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase 0.865% 1/28/19 •		45,000	$45,011
3.665% 5/17/18 •	AUD	190,000	176,949
3.875% 2/1/24		205,000	207,260
4.25% 11/2/18	NZD	110,000	91,405
6.75% 1/29/49 •		170,000	179,775
KeyBank 5.45% 3/3/16		290,000	314,467
Morgan Stanley 2.50% 1/24/19		15,000	14,975
5.00% 11/24/25		200,000	206,238
7.375% 2/22/18	AUD	185,000	187,191
7.60% 8/8/17	NZD	74,000	68,292
National City Bank 0.604% 6/7/17 •		250,000	248,268
Northern Trust 3.95% 10/30/25		95,000	95,795
PNC Financial Services Group 2.854% 11/9/22 f		440,000	420,324
PNC Preferred Funding Trust II 144A 1.456% 3/31/49 #•		300,000	288,000
Rabobank 4.625% 12/1/23		250,000	257,764
RBS Capital Trust I 2.099% 12/29/49 •		85,000	82,875
Santander Holdings USA 3.45% 8/27/18		115,000	119,103
Sberbank of Russia 144A 5.50% 2/26/24 #•		200,000	187,750
State Street 3.10% 5/15/23		240,000	228,589
SunTrust Bank 0.526% 8/24/15 •		125,000	124,687
2.35% 11/1/18		55,000	55,079
SVB Financial Group 5.375% 9/15/20		215,000	239,252
Turkiye Is Bankasi 144A 7.85% 12/10/23 #		200,000	206,900
USB Capital IX 3.50% 10/29/49 •		255,000	215,475
USB Realty 144A 1.386% 12/29/49 #•		100,000	93,000
Wachovia 0.609% 10/15/16 •		90,000	89,720
Wells Fargo 4.48% 1/16/24		118,000	122,154
Yapi ve Kredi Bankasi 144A 5.25% 12/3/18 #		200,000	199,000
Zions Bancorp 4.50% 3/27/17		25,000	26,708
4.50% 6/13/23		195,000	194,997
7.75% 9/23/14		147,000	151,540

			9,394,783

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry – 2.20%
AK Steel 7.625% 5/15/20	55,000	$55,137
Alfa 144A 6.875% 3/25/44 #	200,000	206,250
ArcelorMittal 10.35% 6/1/19	145,000	184,331
Axalta Coating System 144A 7.375% 5/1/21 #	150,000	163,875
Ball 5.00% 3/15/22	100,000	103,000
Barrick Gold 4.10% 5/1/23	170,000	161,568
Barrick North America Finance 5.75% 5/1/43	45,000	43,997
BHP Billiton Finance USA 3.25% 11/21/21	115,000	116,479
Braskem Finance 6.45% 2/3/24	200,000	205,250
Cemex 144A 9.50% 6/15/18 #	200,000	231,500
Cemex Espana Luxembourg 144A 9.25% 5/12/20 #	75,000	82,687
Cemex Finance 144A 6.00% 4/1/24 #	200,000	201,000
CF Industries 5.15% 3/15/34	140,000	144,399
6.875% 5/1/18	250,000	291,655
7.125% 5/1/20	81,000	96,427
Cia Minera Ares 144A 7.75% 1/23/21 #	200,000	206,750
Crown Americas 4.50% 1/15/23	40,000	38,400
Dow Chemical 8.55% 5/15/19	776,000	994,697
FMG Resources August 2006 144A 6.875% 4/1/22 #	444,000	480,075
Georgia-Pacific 8.00% 1/15/24	340,000	447,584
Headwaters 7.625% 4/1/19	85,000	92,013
Immucor 11.125% 8/15/19	110,000	124,850
International Paper 6.00% 11/15/41	140,000	161,087
7.50% 8/15/21	45,000	56,699
LSB Industries 144A 7.75% 8/1/19 #	30,000	32,325
LyondellBasell Industries 5.75% 4/15/24	210,000	242,389
Metalloinvest Finance 144A 6.50% 7/21/16 #	200,000	205,250
MMC Norilsk Nickel OJSC via MMC Finance 144A 5.55% 10/28/20 #	200,000	197,500
Mosaic 5.625% 11/15/43	105,000	113,183
Nortek 8.50% 4/15/21	110,000	123,475

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Novelis 8.75% 12/15/20	90,000	$101,025
Packaging Corp. of America 4.50% 11/1/23	65,000	67,411
Perstorp Holding 144A 8.75% 5/15/17 #	200,000	215,000
Plains Exploration & Production 6.50% 11/15/20	100,000	110,625
PolyOne 5.25% 3/15/23	70,000	70,700
Potash Corp of Saskatchewan 3.625% 3/15/24	80,000	79,506
Rio Tinto Finance USA 3.50% 11/2/20	130,000	133,333
Ryerson 9.00% 10/15/17	55,000	59,469
11.25% 10/15/18	20,000	22,500
Samarco Mineracao 144A 5.75% 10/24/23 #	200,000	201,750
Teck Resources 3.75% 2/1/23	105,000	98,875
TPC Group 144A 8.75% 12/15/20 #	60,000	66,075
Vedanta Resources 144A 6.00% 1/31/19 #	200,000	201,000
Weyerhaeuser 4.625% 9/15/23	120,000	125,377

		7,356,478

Brokerage – 0.17%
Jefferies Group 5.125% 1/20/23	50,000	52,644
6.45% 6/8/27	55,000	59,071
6.50% 1/20/43	35,000	36,781
Lazard Group 4.25% 11/14/20	130,000	134,879
6.85% 6/15/17	235,000	267,375

		550,750

Capital Goods – 0.80%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	340,000	373,150
Ball 4.00% 11/15/23	205,000	192,700
Berry Plastics 9.75% 1/15/21	95,000	110,794
BOE Merger 144A PIK 9.50% 11/1/17 #T	10,000	10,650
Builders FirstSource 144A 7.625% 6/1/21 #	120,000	130,200
Consolidated Container 144A 10.125% 7/15/20 #	45,000	48,037

(continues)                                                 47

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal Amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Crane 2.75% 12/15/18		35,000	$35,143
4.45% 12/15/23		150,000	154,677
General Electric 4.50% 3/11/44		95,000	96,872
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	127,000	115,738
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23 #		240,000	245,508
Milacron 144A 7.75% 2/15/21 #		80,000	86,800
Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22 #		200,000	209,000
Plastipak Holdings 144A 6.50% 10/1/21 #		105,000	110,644
Reynolds Group Issuer 8.25% 2/15/21		110,000	120,587
Rock-Tenn 3.50% 3/1/20		130,000	132,037
4.00% 3/1/23		65,000	65,477
4.45% 3/1/19		30,000	32,175
Sealed Air 144A 6.50% 12/1/20 #		165,000	182,737
TransDigm 7.50% 7/15/21		110,000	122,375
URS 3.85% 4/1/17		20,000	20,713
5.00% 4/1/22		75,000	74,273

			2,670,287

Consumer Cyclical – 1.20%
American Axle & Manufacturing 6.25% 3/15/21		100,000	107,000
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #T		115,000	119,025
Chrysler Group 8.25% 6/15/21		200,000	227,250
CVS Caremark 4.00% 12/5/23		235,000	240,575
Delphi 4.15% 3/15/24		10,000	10,008
6.125% 5/15/21		135,000	150,525
Ford Motor 7.45% 7/16/31		108,000	138,945
General Motors 144A 3.50% 10/2/18 #		120,000	122,850
HD Supply 7.50% 7/15/20		47,000	51,524

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
HD Supply 11.50% 7/15/20	200,000	$238,500
Historic TW 6.875% 6/15/18	315,000	373,666
Host Hotels & Resorts 3.75% 10/15/23	195,000	189,216
4.75% 3/1/23	145,000	151,929
5.875% 6/15/19	45,000	48,764
Hyundai Capital America 144A 2.55% 2/6/19 #	55,000	55,033
International Game Technology 5.35% 10/15/23	265,000	283,828
Landry’s 144A 9.375% 5/1/20 #	50,000	55,313
Levi Strauss 6.875% 5/1/22	125,000	137,813
Marriott International 3.375% 10/15/20	115,000	116,097
Meritor 6.75% 6/15/21	55,000	58,437
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	45,000	47,588
QVC 144A 3.125% 4/1/19 #	75,000	74,616
4.375% 3/15/23	250,000	246,818
144A 4.85% 4/1/24 #	90,000	91,355
Rite Aid 9.25% 3/15/20	85,000	97,219
Sally Holdings 5.75% 6/1/22	85,000	90,313
Suburban Propane Partners 7.375% 8/1/21	32,000	35,440
TRW Automotive 144A 4.45% 12/1/23 #	130,000	130,975
144A 4.50% 3/1/21 #	100,000	103,250
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿	50,000	50,191
Wyndham Worldwide 5.625% 3/1/21	90,000	98,471
Yum! Brands 3.875% 11/1/23	70,000	69,642

		4,012,176

Consumer Non-Cyclical – 2.03%
Alere 7.25% 7/1/18	15,000	16,575
BFF International 144A 7.25% 1/28/20 #	100,000	114,000
Biomet 6.50% 8/1/20	75,000	81,150
6.50% 10/1/20	215,000	229,513
Boston Scientific 2.65% 10/1/18	90,000	90,775

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Boston Scientific 6.00% 1/15/20	190,000	$218,345
BRF 144A 5.875% 6/6/22 #	200,000	207,500
CareFusion 6.375% 8/1/19	315,000	360,025
Celgene 3.25% 8/15/22	15,000	14,645
3.95% 10/15/20	245,000	256,394
Coca-Cola Femsa 2.375% 11/26/18	150,000	150,225
Community Health Systems 144A 6.875% 2/1/22 #	70,000	73,500
8.00% 11/15/19	40,000	44,150
Constellation Brands 6.00% 5/1/22	100,000	111,000
ENA Norte Trust 144A 4.95% 4/25/23 #	234,147	226,970
Fresenius Medical Care US Finance II 144A 5.875% 1/31/22 #	85,000	90,737
Gilead Sciences 3.70% 4/1/24	210,000	210,524
HCA 5.00% 3/15/24	465,000	467,034
HCA Holdings 6.25% 2/15/21	77,000	82,621
Jarden 6.125% 11/15/22	45,000	48,600
7.50% 1/15/20	25,000	27,281
JBS Investments 144A 7.75% 10/28/20 #	200,000	211,750
Kinetic Concepts 10.50% 11/1/18	90,000	103,837
Kroger 3.30% 1/15/21	170,000	170,100
Marfrig Overseas 144A 9.50% 5/4/20 #	100,000	101,375
McKesson 3.796% 3/15/24	260,000	260,778
MultiPlan 144A 9.875% 9/1/18 #	120,000	130,800
PepsiCo 3.60% 3/1/24	130,000	130,434
Pernod-Ricard 144A 4.25% 7/15/22 #	150,000	154,327
144A 5.75% 4/7/21 #	295,000	335,372
Prestige Brands 144A 5.375% 12/15/21 #	160,000	164,600
Quest Diagnostics 2.70% 4/1/19	80,000	79,975
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN 2,000,000	135,492

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	170,000	$181,900
Scotts Miracle-Gro 6.625% 12/15/20	40,000	43,450
Smithfield Foods 6.625% 8/15/22	100,000	108,500
Spectrum Brands 6.375% 11/15/20	95,000	103,313
Tenet Healthcare 144A 6.00% 10/1/20 #	260,000	278,687
8.00% 8/1/20	40,000	43,800
Valeant Pharmaceuticals International 144A 5.625% 12/1/21 #	30,000	31,575
144A 7.00% 10/1/20 #	20,000	21,750
Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20 #	70,000	75,950
Want Want China Finance 144A 1.875% 5/14/18 #	200,000	193,269
Yale University 2.90% 10/15/14	80,000	81,061
Zimmer Holdings 3.375% 11/30/21	165,000	167,442
4.625% 11/30/19	145,000	160,864
Zoetis 3.25% 2/1/23	190,000	183,613

		6,775,578

Energy – 2.99%
AmeriGas Finance 7.00% 5/20/22	130,000	142,675
Bristow Group 6.25% 10/15/22	90,000	95,737
Canadian Natural Resources 3.80% 4/15/24	100,000	100,708
Chaparral Energy 7.625% 11/15/22	25,000	27,187
Chesapeake Energy 5.375% 6/15/21	10,000	10,575
5.75% 3/15/23	205,000	218,069
CNOOC Curtis Funding 144A 4.50% 10/3/23 #	200,000	203,884
Comstock Resources 7.75% 4/1/19	40,000	42,800
Continental Resources 4.50% 4/15/23	330,000	342,391
Drill Rigs Holdings 144A 6.50% 10/1/17 #	120,000	125,700
Ecopetrol 7.625% 7/23/19	148,000	178,155

(continues)                             49

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
El Paso Pipeline Partners Operating 6.50% 4/1/20	260,000	$298,894
Enbridge Energy Partners 8.05% 10/1/37 —	325,000	366,681
Energy Transfer Partners 5.95% 10/1/43	65,000	70,197
9.70% 3/15/19	120,000	155,209
Energy XXI Gulf Coast 144A 7.50% 12/15/21 #	155,000	163,137
EnLink Midstream Partners 4.40% 4/1/24	180,000	183,876
5.60% 4/1/44	25,000	26,495
Enterprise Products Operating 7.034% 1/15/68 —	390,000	442,046
Exterran Partners 6.00% 4/1/21	40,000	40,000
Gazprom Neft 144A 6.00% 11/27/23 #	215,000	211,506
Halcon Resources 8.875% 5/15/21	105,000	109,463
Hercules Offshore 144A 6.75% 4/1/22 #	45,000	43,706
144A 8.75% 7/15/21 #	30,000	32,700
Husky Energy 4.00% 4/15/24	200,000	203,814
KazMunayGas National JSC 144A 9.125% 7/2/18 #	200,000	240,750
Key Energy Services 6.75% 3/1/21	105,000	110,906
Kinder Morgan Energy Partners 3.50% 9/1/23	55,000	52,033
9.00% 2/1/19	220,000	278,827
Laredo Petroleum 7.375% 5/1/22	140,000	156,100
Linn Energy 6.50% 5/15/19	25,000	26,187
8.625% 4/15/20	47,000	51,289
Lukoil International Finance 6.125% 11/9/20	220,000	228,800
MarkWest Energy Partners 5.50% 2/15/23	45,000	46,463
Midstates Petroleum 9.25% 6/1/21	135,000	141,750
Murphy Oil USA 144A 6.00% 8/15/23 #	170,000	176,375
Newfield Exploration 5.625% 7/1/24	110,000	114,675
Oasis Petroleum 144A 6.875% 3/15/22 #	110,000	119,625

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
ONGC Videsh 2.50% 5/7/18	200,000	$192,992
Pacific Rubiales Energy 144A 7.25% 12/12/21 #	200,000	220,500
PDC Energy 7.75% 10/15/22	40,000	44,000
Petrobras Global Finance 3.00% 1/15/19	105,000	99,494
4.875% 3/17/20	65,000	65,306
6.25% 3/17/24	65,000	67,129
Petrobras International Finance 5.375% 1/27/21	172,000	174,807
Petrohawk Energy 7.25% 8/15/18	170,000	180,795
Petroleos de Venezuela 8.50% 11/2/17	145,000	121,800
Petroleos Mexicanos 5.50% 1/21/21	85,000	93,287
144A 6.375% 1/23/45 #	35,000	37,844
6.50% 6/2/41	25,000	27,500
Plains All American Pipeline 8.75% 5/1/19	220,000	281,472
Pride International 6.875% 8/15/20	460,000	549,866
Regency Energy Partners 4.50% 11/1/23	155,000	144,925
Samson Investment 144A 10.75% 2/15/20 #	105,000	114,975
SandRidge Energy 8.125% 10/15/22	370,000	405,150
Statoil 2.90% 11/8/20	100,000	101,039
Sunoco Logistics Partners Operations 3.45% 1/15/23	380,000	361,936
Talisman Energy 3.75% 2/1/21	70,000	69,708
5.50% 5/15/42	330,000	328,059
TransCanada PipeLines 6.35% 5/15/67 —	360,000	373,860
Williams Partners 4.50% 11/15/23	160,000	164,021
7.25% 2/1/17	185,000	213,092

		10,012,942

Financials – 0.74%
Comcel Trust 144A 6.875% 2/6/24 #	200,000	209,750
E*TRADE Financial 6.375% 11/15/19	80,000	87,400
General Electric Capital 2.10% 12/11/19	25,000	24,832

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Financials (continued)
General Electric Capital 4.375% 9/16/20	195,000	$212,095
6.00% 8/7/19	240,000	282,079
6.25% 12/29/49 —	100,000	107,457
7.125% 12/29/49 —	300,000	342,541
General Electric Capital European Funding 2.25% 7/20/20	EUR 40,000	56,610
Hyundai Capital America 144A 2.125% 10/2/17 #	85,000	85,691
International Lease Finance 5.875% 4/1/19	55,000	60,363
6.25% 5/15/19	103,000	114,073
8.25% 12/15/20	225,000	272,698
8.75% 3/15/17	35,000	41,213
Nuveen Investments 144A 9.50% 10/15/20 #	150,000	160,500
Trust F 144A 5.25% 12/15/24 #	200,000	200,000
Woodside Finance 144A 8.75% 3/1/19 #	175,000	222,400

		2,479,702

Insurance – 0.81%
Allstate 5.75% 8/15/53 —	150,000	157,781
American International Group 6.40% 12/15/20	20,000	23,862
8.25% 8/15/18	145,000	181,592
Berkshire Hathaway Finance 2.90% 10/15/20	155,000	157,342
Chubb 6.375% 3/29/67 —	220,000	245,300
Highmark 144A 4.75% 5/15/21 #	80,000	78,696
144A 6.125% 5/15/41 #	30,000	27,227
Hockey Merger 144A 7.875% 10/1/21 #	110,000	117,975
ING U.S. 5.65% 5/15/53 —	175,000	174,825
Liberty Mutual Group 144A 4.25% 6/15/23 #	170,000	172,851
144A 7.00% 3/15/37 #—	70,000	73,500
MetLife 6.40% 12/15/36	20,000	21,200
MetLife Capital Trust X 144A 9.25% 4/8/38 #	400,000	526,000
Onex USI Aquisition 144A 7.75% 1/15/21 #	20,000	20,950
Prudential Financial 3.875% 1/14/15	40,000	41,039
4.50% 11/15/20	5,000	5,429
5.625% 6/15/43 —	80,000	82,000

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Prudential Financial 5.875% 9/15/42 —	265,000	$277,919
6.00% 12/1/17	165,000	189,861
XL Group 6.50% 12/29/49 —	150,000	148,313

		2,723,662

Media – 0.96%
CCO Holdings 5.25% 9/30/22	55,000	54,519
Cequel Communications Holdings I 144A 6.375% 9/15/20 #	135,000	141,750
Columbus International 144A 7.375% 3/30/21 #	200,000	206,250
Comcast 3.60% 3/1/24	110,000	110,825
4.75% 3/1/44	130,000	132,483
CSC Holdings 6.75% 11/15/21	105,000	117,863
DIRECTV Holdings 4.45% 4/1/24	155,000	155,749
DISH DBS 5.00% 3/15/23	130,000	131,300
5.875% 7/15/22	105,000	112,350
7.875% 9/1/19	49,000	58,065
Gray Television 7.50% 10/1/20	100,000	109,000
Myriad International Holdings 144A 6.375% 7/28/17 #	100,000	111,250
Netflix 144A 5.75% 3/1/24 #	180,000	187,200
Nielsen Finance 4.50% 10/1/20	65,000	65,813
Nielsen Luxembourg 144A 5.50% 10/1/21 #	70,000	73,413
Sinclair Television Group 5.375% 4/1/21	170,000	169,575
6.125% 10/1/22	60,000	61,050
Sirius XM Radio 144A 4.625% 5/15/23 #	135,000	127,575
Time Warner Cable 5.85% 5/1/17	85,000	95,631
8.25% 4/1/19	140,000	174,618
Univision Communications 144A 5.125% 5/15/23 #	200,000	205,500
UPCB Finance III 144A 6.625% 7/1/20 #	150,000	161,250
Viacom 3.875% 4/1/24	140,000	139,944
5.25% 4/1/44	90,000	92,305

(continues)                             51

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
VTR Finance 144A 6.875% 1/15/24 #	200,000	$208,500

		3,203,778

Real Estate – 0.81%
Alexandria Real Estate Equities 3.90% 6/15/23	10,000	9,676
4.60% 4/1/22	175,000	181,123
American Tower 5.00% 2/15/24	170,000	177,401
American Tower Trust I 144A 1.551% 3/15/43 #	55,000	53,800
144A 3.07% 3/15/23 #	150,000	143,924
CBL & Associates 5.25% 12/1/23	110,000	113,400
Corporate Office Properties 3.60% 5/15/23	105,000	97,253
5.25% 2/15/24	135,000	141,122
CubeSmart 4.375% 12/15/23	55,000	55,533
DDR 4.625% 7/15/22	50,000	52,481
4.75% 4/15/18	75,000	81,386
7.50% 4/1/17	40,000	46,346
7.875% 9/1/20	117,000	145,505
Digital Realty Trust 5.25% 3/15/21	335,000	352,716
Duke Realty 3.625% 4/15/23	175,000	166,619
National Retail Properties 3.80% 10/15/22	5,000	4,943
Prologis 3.35% 2/1/21	95,000	94,126
Regency Centers 4.80% 4/15/21	90,000	96,429
5.875% 6/15/17	105,000	117,673
WEA Finance 144A 4.625% 5/10/21 #	270,000	295,892
Weingarten Realty Investors 3.50% 4/15/23	185,000	174,954
WP Carey 4.60% 4/1/24	105,000	105,167

		2,707,469

Services – 0.34%
Ameristar Casinos 7.50% 4/15/21	105,000	114,187
Avis Budget Car Rental 5.50% 4/1/23	135,000	136,687
H&E Equipment Services 7.00% 9/1/22	80,000	88,400

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
Korea Expressway 144A 1.875% 10/22/17 #	200,000	$200,807
MGM Resorts International 11.375% 3/1/18	105,000	136,237
PHH 7.375% 9/1/19	50,000	55,500
Pinnacle Entertainment 8.75% 5/15/20	5,000	5,494
Standard Pacific 10.75% 9/15/16	75,000	90,375
United Rentals North America 5.75% 11/15/24	155,000	156,356
Wynn Las Vegas 144A 4.25% 5/30/23 #	75,000	72,563
5.375% 3/15/22	75,000	78,656

		1,135,262

Technology – 1.30%
Activision Blizzard 144A 6.125% 9/15/23 #	140,000	152,775
Avaya 144A 7.00% 4/1/19 #	50,000	49,875
Baidu 3.25% 8/6/18	235,000	240,538
BMC Software Finance 144A 8.125% 7/15/21 #	285,000	301,387
Broadridge Financial Solutions 3.95% 9/1/20	125,000	127,184
eBay 4.00% 7/15/42	80,000	71,042
EMC 2.65% 6/1/20	520,000	518,332
Equinix 4.875% 4/1/20	53,000	54,457
5.375% 4/1/23	147,000	150,675
Fidelity National Information Services 3.50% 4/15/23	205,000	195,202
First Data 11.25% 1/15/21	205,000	234,981
11.75% 8/15/21	85,000	89,675
Freescale Semiconductor 144A 6.00% 1/15/22 #	70,000	74,463
Google 3.375% 2/25/24	120,000	120,455
International Business Machines 3.625% 2/12/24	190,000	191,969
Jabil Circuit 7.75% 7/15/16	28,000	31,920
National Semiconductor 6.60% 6/15/17	240,000	279,047
NCR Escrow 144A 6.375% 12/15/23 #	145,000	154,787
NetApp 2.00% 12/15/17	85,000	85,959
3.25% 12/15/22	175,000	163,597

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
NXP Funding 144A 5.75% 3/15/23 #	200,000	$210,500
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	200,525
Seagate HDD Cayman 144A 3.75% 11/15/18 #	55,000	56,787
144A 4.75% 6/1/23 #	95,000	94,287
SunGard Availability Services Capital 144A 8.75% 4/1/22 #	60,000	60,375
Thermo Fisher Scientific 2.40% 2/1/19	155,000	154,527
4.15% 2/1/24	110,000	113,399
Total System Services 2.375% 6/1/18	25,000	24,675
3.75% 6/1/23	65,000	61,843
VeriSign 4.625% 5/1/23	80,000	77,200
Xerox 6.35% 5/15/18	15,000	17,349

		4,359,787

Telecommunications – 2.36%
AT&T 2.30% 3/11/19	135,000	134,458
3.90% 3/11/24	195,000	194,846
CC Holdings 3.849% 4/15/23	100,000	97,461
CenturyLink 5.80% 3/15/22	315,000	323,663
6.75% 12/1/23	110,000	117,287
Cisco Systems 3.625% 3/4/24	460,000	464,797
Columbus International 144A 11.50% 11/20/14 #	175,000	187,031
Crown Castle Towers 144A 4.883% 8/15/20 #	585,000	635,185
Digicel Group 144A 8.25% 9/30/20 #	400,000	429,000
DigitalGlobe 5.25% 2/1/21	100,000	99,250
Hughes Satellite Systems 7.625% 6/15/21	40,000	45,300
Intelsat Jackson Holdings 144A 5.50% 8/1/23 #	120,000	118,050
Intelsat Luxembourg 144A 7.75% 6/1/21 #	170,000	179,563
144A 8.125% 6/1/23 #	165,000	175,519
Interpublic Group 3.75% 2/15/23	80,000	77,937
4.20% 4/15/24	80,000	79,850

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Juniper Networks 4.50% 3/15/24	140,000	$142,021
Lamar Media 5.00% 5/1/23	100,000	100,500
Level 3 Financing 144A 6.125% 1/15/21 #	75,000	79,313
7.00% 6/1/20	90,000	97,987
MDC Partners 144A 6.75% 4/1/20 #	105,000	111,037
MetroPCS Wireless 6.625% 11/15/20	45,000	48,206
MTS International Funding 144A 8.625% 6/22/20 #	100,000	114,500
Rogers Communications 5.00% 3/15/44	135,000	136,443
SBA Tower Trust 144A 2.24% 4/16/18 #	100,000	98,298
SES 144A 3.60% 4/4/23 #	335,000	325,575
SES Global Americas Holdings 144A 2.50% 3/25/19 #	20,000	19,901
144A 5.30% 3/25/44 #	220,000	221,282
Sprint 144A 7.125% 6/15/24 #	265,000	278,913
144A 7.25% 9/15/21 #	150,000	164,063
144A 7.875% 9/15/23 #	40,000	44,100
Sprint Capital 6.90% 5/1/19	115,000	126,787
Telefonica Emisiones SAU 4.57% 4/27/23	450,000	461,261
Telemar Norte Leste 144A 5.50% 10/23/20 #	216,000	214,920
T-Mobile USA 6.125% 1/15/22	105,000	110,381
Verizon Communications 4.15% 3/15/24	120,000	122,161
5.05% 3/15/34	95,000	97,765
5.15% 9/15/23	440,000	482,410
6.40% 9/15/33	75,000	89,307
Virgin Media Secured Finance 6.50% 1/15/18	490,000	508,375
Windstream 7.50% 4/1/23	30,000	31,650
7.75% 10/1/21	70,000	75,600
Zayo Group 10.125% 7/1/20	195,000	226,931

		7,888,884

Transportation – 0.40%
Air Medical Group Holdings 9.25% 11/1/18	65,000	70,444
Brambles USA 144A 3.95% 4/1/15 #	5,000	5,143

(continues)                             53

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Burlington Northern Santa Fe 3.85% 9/1/23	335,000	$340,196
DP World Sukuk 144A 6.25% 7/2/17 #	200,000	222,260
ERAC USA Finance 144A 4.50% 8/16/21 #	20,000	21,289
144A 5.25% 10/1/20 #	180,000	200,964
Hunt (J.B.) Transport Services 2.40% 3/15/19	30,000	29,783
3.85% 3/15/24	80,000	80,001
Norfolk Southern 4.80% 8/15/43	125,000	128,945
United Parcel Service 5.125% 4/1/19	205,000	232,628

		1,331,653

Utilities – 2.34%
AES 5.50% 3/15/24	265,000	263,675
7.375% 7/1/21	28,000	32,060
AES Gener 144A 8.375% 12/18/73 #—	200,000	212,500
Ameren Illinois 9.75% 11/15/18	365,000	478,633
American Transmission Systems 144A 5.25% 1/15/22 #	345,000	372,395
Calpine 144A 6.00% 1/15/22 #	170,000	179,350
CenterPoint Energy 5.95% 2/1/17	150,000	167,772
Cleveland Electric Illuminating 5.50% 8/15/24	95,000	107,427
CMS Energy 6.25% 2/1/20	110,000	129,194
ComEd Financing III 6.35% 3/15/33	170,000	168,300
Electricite de France 144A 4.60% 1/27/20 #	90,000	98,099
144A 5.25% 1/29/49 #—	400,000	401,600
Enel 144A 8.75% 9/24/73 #—	200,000	224,920
Entergy Arkansas 3.70% 6/1/24	80,000	81,364
Entergy Louisiana 4.05% 9/1/23	280,000	293,180
Exelon Generation 4.25% 6/15/22	255,000	259,061
Great Plains Energy 4.85% 6/1/21	90,000	97,341
5.292% 6/15/22	240,000	266,630

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Indiana Michigan Power 3.20% 3/15/23	175,000	$170,344
Integrys Energy Group 6.11% 12/1/66 —	260,000	262,760
Ipalco Enterprises 5.00% 5/1/18	100,000	106,250
LG&E & KU Energy 3.75% 11/15/20	100,000	102,913
4.375% 10/1/21	285,000	300,364
MidAmerican Energy Holdings 144A 3.75% 11/15/23 #	215,000	214,315
National Rural Utilities Cooperative Finance 4.75% 4/30/43 —	195,000	184,763
NextEra Energy Capital Holdings 3.625% 6/15/23	70,000	67,839
6.35% 10/1/66 —	225,000	221,188
NiSource Finance 6.125% 3/1/22	315,000	363,476
NRG Energy 7.875% 5/15/21	55,000	60,775
NV Energy 6.25% 11/15/20	225,000	263,041
Pennsylvania Electric 5.20% 4/1/20	145,000	158,746
PPL Capital Funding 6.70% 3/30/67 —	135,000	135,766
Public Service New Hampshire 3.50% 11/1/23	100,000	100,408
Public Service Oklahoma 5.15% 12/1/19	215,000	239,409
Puget Energy 6.00% 9/1/21	85,000	98,082
Puget Sound Energy 6.974% 6/1/67 —	344,000	354,625
SCANA 4.125% 2/1/22	180,000	181,740
Wisconsin Energy 6.25% 5/15/67 —	405,000	417,444

		7,837,749

Total Corporate Bonds (cost $71,603,356)		74,440,940

Municipal Bonds – 0.29%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	50,000	52,176

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
Golden State, California Tobacco Securitization Asset-Backed Senior Notes Series A-1 5.125% 6/1/47	120,000	$89,071
5.75% 6/1/47	130,000	105,760
New Jersey State Transportation Trust Fund Series A 5.00% 6/15/42	25,000	26,119
Series AA 5.00% 6/15/44	70,000	73,389
New York City Transitional Finance Authority (New York City Recovery) Series 13 5.00% 11/1/22	65,000	77,002
New York City Water & Sewer System Series BB 5.00% 6/15/47	25,000	26,397
New York City, New York Series I 5.00% 8/1/22	50,000	58,313
New York State Thruway Authority Series A 5.00% 5/1/19	65,000	75,318
Oregon State Taxable Pension 5.892% 6/1/27	200,000	239,680
State of Maryland Local Facilities Series A 5.00% 8/1/21	65,000	78,055
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) Series AMT 6.75% 6/30/43	50,000	55,789

Total Municipal Bonds (cost $892,547)		957,069

Non-Agency Asset-Backed Securities – 0.40%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	110,013
AEP Texas Central Transition Funding III Series 2012-1 A2 1.976% 6/1/21	100,000	98,963
Ally Master Owner Trust Series 2013-2 A 0.605% 4/15/18 —	185,000	185,381

	Principal Amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	$118,758
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	85,668	86,160
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	100,000	114,194
Chase Issuance Trust Series 2014-A2 A 2.77% 3/15/23	185,000	184,871
FRS I Series 2013-1A A1 144A 1.80% 4/15/43 #	85,495	84,955
Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18 #	100,000	99,566
MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35 #—	14,869	14,899
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	70,347	75,015
Residential Asset Securities Series 2006-KS3 AI3 0.324% 4/25/36 —	26,737	26,618
Trafigura Securitisation Finance Series 2012-1A A 144A 2.555% 10/15/15 #—	135,000	136,540

Total Non-Agency Asset-Backed Securities (cost $1,329,327)		1,335,933

Non-Agency Collateralized Mortgage Obligations – 0.16%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35 f	20,638	21,117
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	56,289	58,212
Series 2005-6 7A1 5.50% 7/25/20	7,143	7,289

(continues)                             55

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

	Principal Amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
ChaseFlex Trust Series 2006-1 A4 5.246% 6/25/36 —	110,000	$96,401
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	97,910	98,114
GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27 #—	23,944	25,150
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	95,912	95,903
MASTR ARM Trust Series 2005-6 7A1 5.193% 6/25/35 —	55,846	52,700
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ¿	59,815	61,773
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.615% 4/25/36 —	26,920	25,999

Total Non-Agency Collateralized Mortgage Obligations (cost $491,102)		542,658

Senior Secured Loans – 4.30%«
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	326,288	326,744
Allegion U.S. Holding Tranche B 3.00% 9/27/20	194,513	194,877
Aramark Tranche E 3.25% 9/7/19	185,000	183,786
Azure Midstream Tranche B 6.50% 11/15/18	217,250	221,459
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	358,636	360,451
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	430,927	433,553
Calpine Construction Finance Tranche B 3.00% 5/3/20	506,175	498,492
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	19,796	19,834
Community Health Systems Tranche D 4.25% 1/27/21	252,525	254,970
Community Health Systems Tranche E 3.48% 1/25/17	66,675	67,222

	Principal Amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Davita Tranche B2 4.00% 11/1/19	246,875	$248,682
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	151,055	151,581
Drillships Financing Holdings Tranche B1 6.00% 3/31/21	129,350	132,287
Emdeon 1st Lien 3.75% 11/2/18	199,128	199,522
First Data Corp Tranche B 1st Lien 4.23% 3/24/21	389,313	390,570
Gray Television 4.75% 10/12/19	47,270	47,601
HCA Tranche B4 2.98% 5/1/18	398,000	398,498
HCA Tranche B5 1st Lien 2.98% 3/31/17	421,880	422,276
Hilton Worldwide Finance Tranche B2 3.75% 10/25/20	761,733	764,019
Houghton International 1st Lien 4.00% 12/20/19	646,813	648,834
Huntsman International Tranche B 3.75% 10/15/20	520,000	522,145
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	166,603	167,462
Immucor Tranche B2 5.00% 8/17/18	308,118	310,044
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	480,278	482,077
Landry’s Tranche B 4.75% 4/24/18	155,547	156,733
Level 3 Financing Tranche B 4.00% 1/15/20	245,000	245,766
Moxie Liberty Tranche B 7.50% 8/21/20	10,000	10,275
MultiPlan Tranche B 4.00% 8/18/17	62,034	62,267
National Vision 4.00% 3/13/21	390,000	389,756
NEP 4.25% 1/22/20	130,000	130,704
Novelis Tranche B 3.75% 3/10/17	163,886	164,173
Nuveen Investments 1st Lien 4.23% 5/13/17	170,000	170,717
Nuveen Investments 2nd Lien 6.50% 2/28/19	830,000	833,839
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	392,700	392,577

		Principal Amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Patheon 4.25% 3/11/21		215,000	$214,238
Ply Gem Industries 1st Lien 4.00% 1/30/21		320,000	320,800
Remy International Tranche B 1st Lien 4.25% 3/5/20		118,080	118,375
Samson Investment 2nd Lien 5.00% 9/25/18		150,000	151,556
Scientific Games International 4.25% 10/18/20		249,375	250,024
Sensus USA 2nd Lien 8.50% 5/9/18		165,000	166,134
Smart & Final Tranche B 1st Lien 4.50% 11/15/19		82,951	83,193
Sprouts Farmers 4.00% 4/23/20		162,537	162,791
Stena 1st Lien 4.00% 3/3/21		330,000	329,794
SunGard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19		455,000	456,849
Truven Health Analytics Tranche B 4.50% 6/6/19		34,476	34,218
Univision Communications Tranche C4 4.00% 3/1/20		601,813	602,377
USI Insurance Services Tranche B 1st Lien 4.25% 12/30/19		162,944	163,758
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20		174,718	175,765
Visant 5.25% 12/22/16		46,179	45,910
Wide Open West Finance 4.75% 4/1/19		524,700	526,762
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		585,719	586,878

Total Senior Secured Loans (cost $14,286,533)			14,393,215

Sovereign Bonds – 0.56%Δ
Brazil – 0.11%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	516,000	215,818
Republic of Brazil 2.875% 4/1/21	EUR	102,000	140,028

			355,846

Gabon – 0.06%
Gabonese Republic 144A 6.375% 12/12/24 #		200,000	212,500

			212,500

		Principal Amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Germany – 0.02%
Bundesrepublik Deutschland 1.50% 2/15/23	EUR	53,100	$73,833

			73,833

Hungary – 0.03%
Hungary Government International Bond 4.00% 3/25/19		96,000	95,568

			95,568

Iceland – 0.07%
Republic of Iceland 144A 5.875% 5/11/22 #		200,000	217,102

			217,102

Mexico – 0.00%
Mexican Bonos 6.50% 6/10/21	MXN	129,200	10,371

			10,371

Norway – 0.05%
Norway Government Bond 4.25% 5/19/17	NOK	116,000	20,863
5.00% 5/15/15	NOK	790,000	137,135

			157,998

Poland – 0.01%
Poland Government Bond 5.75% 10/25/21	PLN	136,000	49,878

			49,878

Republic of Korea – 0.04%
Korea Treasury Inflation Linked Bond 1.125% 6/10/23	KRW	135,721,773	121,835

			121,835

Romania – 0.03%
Romanian Government International Bond 144A 4.875% 1/22/24 #		88,000	89,320

			89,320

Slovenia – 0.06%
Slovenia Government International Bond 144A 5.25% 2/18/24 #		200,000	207,964

			207,964

Sweden – 0.02%
Sweden Government Bond 1.50% 11/13/23	SEK	145,000	21,197
4.25% 3/12/19	SEK	210,000	36,816

			58,013

(continues)                             57

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

		Principal Amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Turkey – 0.06%
Hazine Mustesarligi Varlik Kiralama 144A 4.557% 10/10/18 #		200,000	$204,300

			204,300

Total Sovereign Bonds (cost $1,802,192)			1,854,528

Supranational Banks – 0.14%
Eurasian Development Bank 144A 5.00% 9/26/20 #		200,000	199,520
European Investment Bank 3.25% 1/29/24		255,000	258,279

Total Supranational Banks (cost $453,528)			457,799

U.S. Treasury Obligations – 1.88%
U.S. Treasury Bonds 3.625% 2/15/44		2,805,000	2,837,872
3.75% 11/15/43		1,915,000	1,982,923
U.S. Treasury Notes 1.50% 2/28/19		120,000	118,809
2.75% 2/15/24 ¥		1,355,000	1,358,070

Total U.S. Treasury Obligations (cost $6,287,279)			6,297,674

		Number of Shares
Preferred Stock – 0.23%
Alabama Power 5.625%		3,445	83,507
Integrys Energy Group 6.00% —		3,550	89,495
National Retail Properties 5.70%		2,795	58,527
Public Storage 5.20%		2,780	58,436
U.S. Bancorp 3.50% —		600	489,822

Total Preferred Stock (cost $735,011)			779,787

Right – 0.00%
Banco Bilbao Vizcaya Argentaria †	EUR	13,010	3,047

Total Right (cost $3,060)			3,047

	Number of Contracts	Value (U.S. $)
Option Purchased – 0.00%
Currency Call Option – 0.00%
USD vs CAD strike price CAD 1.144, expiration date 5/13/14	204,446	$250

Total Option Purchased (cost $961)		250

	Principal Amount°
Short-Term Investments – 3.72%
Discount Note – 0.72%≠
Federal Home Loan Bank 0.05% 4/23/14	2,413,978	2,413,949

		2,413,949

Repurchase Agreements – 1.07%
Bank of America Merrill Lynch 0.02%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $2,146,404 (collateralized by U.S. government obligations 0.00% - 1.00% 2/28/17 - 11/15/27; market value $2,189,331)	2,146,403	2,146,403
Bank of Montreal 0.04%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $715,468 (collateralized by U.S. government obligations 1.25% - 2.125% 10/31/18 - 1/31/21; market value $729,777)	715,468	715,467
BNP Paribas 0.05%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $727,131 (collateralized by U.S. government obligations 0.50% 6/15/16; market value $741,673)	727,130	727,130

		3,589,000

U.S. Treasury Obligations – 1.93%≠
U.S. Treasury Bills 0.02% 4/17/14	1,698,783	1,698,766

	Principal Amount°	Value (U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligations≠ (continued)
U.S. Treasury Bills 0.058% 4/24/14	3,718,960	$3,718,897
0.093% 11/13/14	1,019,001	1,018,602

		6,436,265

Total Short-Term Investments (cost $12,438,903)		12,439,214

Total Value of Securities – 102.10% (cost $271,007,837)		$341,483,742

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $27,836,983, which represents 8.32% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $611,388, which represents 0.18% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2014.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2014:1

Foreign Currency Exchange Contracts

Counter- party	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(54,238)	USD	75,496	4/25/14	$779
BAML	GBP	64,914	USD	(107,748)	4/25/14	458
BAML	NOK	(128,627)	USD	21,608	4/25/14	147
BAML	NZD	7,821	USD	(6,680)	4/24/14	94
BCLY	MXN	55,020	USD	(4,154)	4/25/14	52
BNP	AUD	(330,988)	USD	299,628	4/24/14	(6,793)
BNYM	CHF	(62,913)	USD	70,888	4/1/14	(281)
BNYM	CHF	(8,555)	USD	9,640	4/2/14	(38)
BNYM	JPY	(540,000)	USD	5,222	4/1/14	(9)
DB	NOK	(355,783)	USD	59,864	4/25/14	502
GSC	GBP	58,911	USD	(98,136)	4/25/14	62
JPMC	AUD	(46,059)	USD	41,741	4/24/14	(899)
JPMC	GBP	(122,560)	USD	202,437	4/25/14	(1,857)
JPMC	KRW	(108,739,580)	USD	101,645	4/25/14	(340)
JPMC	PLN	(57,409)	USD	18,916	4/25/14	(39)
MSC	IDR	524,992,285	USD	(45,911)	4/25/14	218
MSC	TRY	756	USD	(341)	4/25/14	9
TD	CAD	(165,354)	USD	147,913	4/25/14	(1,596)
TD	EUR	(204,446)	USD	281,876	4/25/14	235
TD	JPY	(2,562,418)	USD	25,461	4/25/14	630
UBS	CAD	(144,600)	USD	130,457	4/25/14	(285)

						$(8,951)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appre- ciation (Depre- ciation)
(27)	E-mini MSCI EAFE Index	$(2,482,569)	$(2,558,250)	6/23/14	$(75,681)
(54)	E-mini MSCI Emerging Markets Index	(2,500,732)	(2,662,470)	6/23/14	(161,738)
(39)	E-mini S&P 500 Index	(3,598,316)	(3,635,970)	6/23/14	(37,654)
(20)	U.S. Treasury 5 yr Note	(2,376,506)	(2,379,063)	7/1/14	(2,557)
7	U.S. Treasury Long Bond	929,909	932,531	6/19/14	2,622

		$(10,028,214)			$(275,008)

(continues)                             59

Schedules of investments

Delaware Foundation® Moderate Allocation Fund

Swap Contracts

CDS Contracts2

Counter- party	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC-ICE	CDX.NA.HY.21	$650,000	5.00%	12/20/18	$(3,669)

The use of foreign currency exchange contracts, futures contracts and swap contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

2 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BCLY – Barclays Bank

BNP – Banque Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CHF – Swiss Franc

CVA – Dutch Certificate

DB – Deutsche Bank

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GSC – Goldman Sachs Capital

GSMPS – Goldman Sachs Reperforming Mortgage Securities

HSBC – Hong Kong Shanghai Bank

ICE – IntercontinentalExchange, Inc.

IDR – Indonesian Rupiah

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NCUA – National Credit Union Administration

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PIK – Pay-in-kind

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

TRY – Turkish Lira

UBS – Union Bank of Switzerland

USD – United States Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund

March 31, 2014 (Unaudited)

	Number of Shares	Value (U.S. $)
Common Stock – 40.98%
U.S. Markets – 22.09%
Consumer Discretionary – 2.24%
BorgWarner	540	$33,194
Buffalo Wild Wings †	255	37,969
Carnival	717	27,146
Cheesecake Factory	530	25,244
Cinemark Holdings	560	16,246
Comcast Special Class A	1,580	77,041
Del Frisco’s Restaurant Group †	900	25,110
DSW Class A	1,360	48,770
Express †	1,105	17,547
Ford Motor	4,720	73,632
Francesca’s Holdings †	1,505	27,301
G-III Apparel Group †	610	43,664
Iconix Brand Group †	1,015	39,859
Jack in the Box †	730	43,026
Johnson Controls	6,500	307,580
L Brands	5,650	320,751
Liberty Interactive Class A †	15,175	438,102
Lowe’s	6,400	312,960
Macy’s	1,330	78,856
Madden (Steven) †	1,322	47,566
McDonald’s	940	92,148
National CineMedia	1,330	19,950
NIKE Class B	3,025	223,427
Nordstrom	1,180	73,691
Popeyes Louisiana Kitchen †	960	39,014
Priceline Group †	355	423,121
Regal Entertainment Group Class A	900	16,812
Sally Beauty Holdings †	5,575	152,755
Shutterfly †	585	24,968
Starbucks	1,060	77,783
Tenneco †	785	45,585
Tractor Supply	600	42,378
Urban Outfitters †	1,390	50,693
Viacom Class B	410	34,846

		3,358,735

Consumer Staples – 1.78%
Archer-Daniels-Midland	11,950	518,511
Avon Products	4,800	70,272
Casey’s General Stores	555	37,512
Coca-Cola	790	30,541
CVS Caremark	5,760	431,194
General Mills	1,530	79,285
J&J Snack Foods	290	27,831

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Consumer Staples (continued)
Kimberly-Clark	500	$55,125
Kraft Foods Group	5,524	309,896
Mondelez International Class A	9,073	313,472
PepsiCo	1,460	121,910
Procter & Gamble	1,840	148,304
Susser Holdings †	765	47,790
Walgreen	7,275	480,368

		2,672,011

Energy – 2.20%
Bonanza Creek Energy †	280	12,432
Bristow Group	235	17,747
C&J Energy Services †	770	22,453
Carrizo Oil & Gas †	615	32,878
Chevron	4,030	479,207
ConocoPhillips	4,400	309,540
Diamondback Energy †	295	19,856
EOG Resources	3,295	646,380
Exxon Mobil	1,460	142,613
Halliburton	5,400	318,006
Jones Energy Class A †	1,220	18,471
Kinder Morgan	6,592	214,174
Kodiak Oil & Gas †	2,095	25,433
Marathon Oil	10,420	370,118
National Oilwell Varco	640	49,837
Occidental Petroleum	3,970	378,301
Pioneer Energy Services †	2,230	28,879
RigNet †	800	43,064
Rosetta Resources †	690	32,140
RSP Permian †	440	12,712
Schlumberger	1,250	121,875

		3,296,116

Financials – 4.27%
AFLAC	1,150	72,496
Allstate	5,700	322,506
American Campus Communities	450	16,807
American Equity Investment Life Holding	1,545	36,493
American Tower	860	70,408
Ameriprise Financial	450	49,531
AMERISAFE	680	29,859
Apartment Investment & Management	725	21,909
AvalonBay Communities	525	68,943

(continues)                             61

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Bank of New York Mellon	9,000	$317,610
BB&T	7,700	309,309
BBCN Bancorp	1,640	28,110
BlackRock	210	66,041
Boston Properties	675	77,308
Brandywine Realty Trust	2,225	32,173
Bryn Mawr Bank	300	8,619
Camden Property Trust	325	21,885
Capital Bank Financial †	880	22,097
Capital One Financial	1,120	86,419
Cardinal Financial	1,595	28,439
Citigroup	2,110	100,436
City Holding	580	26,019
CME Group	2,825	209,078
Corporate Office Properties Trust	575	15,318
Cousins Properties	1,425	16,345
Crown Castle International	6,400	472,192
DCT Industrial Trust	4,855	38,257
DDR	2,550	42,024
Douglas Emmett	1,400	37,996
Duke Realty	2,750	46,420
DuPont Fabros Technology	1,195	28,764
EastGroup Properties	375	23,591
EPR Properties	1,065	56,860
Equity Lifestyle Properties	375	15,244
Equity One	725	16,197
Equity Residential	1,375	79,736
Essex Property Trust	275	46,764
Evercore Partners Class A	480	26,520
Extra Space Storage	375	18,191
Federal Realty Investment Trust	150	17,208
Fidelity & Guaranty Life	1,380	32,568
First Industrial Realty Trust	1,600	30,912
First Potomac Realty Trust	850	10,982
Flushing Financial	1,035	21,807
General Growth Properties	2,950	64,900
Greenhill & Co	395	20,532
Health Care REIT	400	23,840
Healthcare Realty Trust	800	19,320
Healthcare Trust of America Class A	1,475	16,800
Highwoods Properties	800	30,728
Host Hotels & Resorts	5,655	114,457

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
Independent Bank	695	$27,362
IntercontinentalExchange Group	1,780	352,137
Invesco	1,500	55,500
JPMorgan Chase	2,630	159,667
Kilroy Realty	475	27,825
Kimco Realty	1,450	31,726
Kite Realty Group Trust	4,370	26,220
LaSalle Hotel Properties	1,580	49,470
Lexington Realty Trust	1,675	18,274
Liberty Property Trust	400	14,784
LTC Properties	150	5,645
Macerich	425	26,490
Maiden Holdings	1,645	20,530
Marsh & McLennan	6,300	310,590
National Retail Properties	1,860	63,835
Park National	345	26,527
Pebblebrook Hotel Trust	575	19,418
Post Properties	500	24,550
Primerica	750	35,333
Progressive	10,350	250,677
Prologis	1,950	79,619
Prosperity Bancshares	590	39,029
Prudential Financial	560	47,404
PS Business Parks	225	18,815
Public Storage	375	63,184
Ramco-Gershenson Properties Trust	2,530	41,239
Raymond James Financial	1,360	76,065
Regency Centers	625	31,913
RLJ Lodging Trust	850	22,729
Sabra Health Care REIT	425	11,853
Simon Property Group	1,150	188,600
SL Green Realty	525	52,826
Sovran Self Storage	390	28,646
Spirit Realty Capital	2,125	23,333
State Street	850	59,118
Sterling Bancorp	1,940	24,560
Stifel Financial †	655	32,593
Strategic Hotels & Resorts †	2,275	23,182
Susquehanna Bancshares	2,690	30,639
Tanger Factory Outlet Centers	850	29,750
Taubman Centers	200	14,158
Texas Capital Bancshares †	430	27,924
Travelers	800	68,080
UDR	1,275	32,933

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
United Fire Group	725	$22,004
Ventas	1,175	71,170
Vornado Realty Trust	800	78,848
Webster Financial	1,130	35,098
Wells Fargo	2,690	133,801
Western Alliance Bancorp †	1,315	32,349
		6,394,990
Healthcare – 2.99%
AbbVie	2,010	103,314
Acorda Therapeutics †	895	33,929
Air Methods †	970	51,827
Akorn †	870	19,140
Align Technology †	800	41,432
Alkermes †	910	40,122
Allergan	3,355	416,355
Auxilium Pharmaceuticals †	1,335	36,285
Baxter International	4,300	316,394
Cardinal Health	4,300	300,914
Celgene †	3,610	503,956
Cepheid †	600	30,948
Conmed	785	34,108
Cross Country Healthcare †	1,965	15,858
CryoLife	1,900	18,924
Express Scripts †	1,350	101,371
Gilead Sciences †	1,500	106,290
Haemonetics †	710	23,139
InterMune †	1,230	41,168
Johnson & Johnson	3,410	334,964
Medicines †	545	15,489
Merck	7,660	434,858
Merit Medical Systems †	1,126	16,102
NPS Pharmaceuticals †	940	28,134
Perrigo	1,375	212,658
Pfizer	14,168	455,076
Prestige Brands Holdings †	950	25,887
Quest Diagnostics	5,400	312,768
Quidel †	1,090	29,757
Spectrum Pharmaceuticals †	1,995	15,641
Thermo Fisher Scientific	820	98,597
UnitedHealth Group	1,270	104,127
Vertex Pharmaceuticals †	760	53,747
WellCare Health Plans †	405	25,726
West Pharmaceutical Services	930	40,967
Zoetis	1,360	39,358
		4,479,330

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials – 1.72%
AAON	1,452	$40,467
Acuity Brands	150	19,885
Applied Industrial Technologies	770	37,145
Barnes Group	990	38,085
Caterpillar	260	25,836
Chart Industries †	160	12,728
Columbus McKinnon †	1,130	30,273
Cummins	270	40,227
Deere	350	31,780
Eaton	760	57,091
ESCO Technologies	525	18,475
Esterline Technologies †	175	18,645
FedEx	540	71,582
FTI Consulting †	1,025	34,173
General Electric	5,540	143,431
Granite Construction	865	34,539
Honeywell International	1,130	104,819
Hunt (J.B.) Transport Services	600	43,152
Kadant	830	30,270
KEYW Holding †	2,040	38,168
Kforce	1,780	37,950
Lockheed Martin	450	73,458
McGrath RentCorp	525	18,354
MYR Group †	705	17,851
Nielsen Holdings	1,020	45,523
Northrop Grumman	2,500	308,450
Parker Hannifin	450	53,869
Paylocity Holding †	90	2,165
Raytheon	3,100	306,249
Republic Services	1,420	48,507
Roadrunner Transportation Systems †	1,080	27,259
Rockwell Collins	320	25,494
Tetra Tech †	905	26,779
Union Pacific	590	110,719
United Stationers	880	36,142
United Technologies	980	114,503
URS	940	44,236
US Ecology	775	28,768
WageWorks †	450	25,250
Waste Management	7,500	315,525
XPO Logistics †	1,285	37,792
		2,575,614
Information Technology – 5.37%
Accenture Class A	1,040	82,909

(continues)                                                 63

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Adobe Systems †	6,670	$438,486
Amkor Technology †	4,260	29,224
Anixter International	370	37,562
Apple	340	182,492
Applied Micro Circuits †	2,740	27,126
Avago Technologies	1,450	93,395
Brightcove †	3,095	30,424
Broadcom Class A	10,000	314,800
Callidus Software †	960	12,019
Cisco Systems	16,190	362,818
eBay †	7,375	407,395
EMC	3,740	102,513
Equinix †	660	121,994
ExlService Holdings †	455	14,064
Facebook Class A †	1,150	69,276
FARO Technologies †	555	29,415
Google Class A †	535	596,263
Intel	15,120	390,247
International Business Machines	200	38,498
InterXion Holding †	955	22,901
Intuit	4,150	322,579
j2 Global	705	35,285
Marin Software †	1,235	13,054
MasterCard Class A	7,300	545,310
Microsoft	16,330	669,367
Motorola Solutions	4,714	303,063
NETGEAR †	770	25,972
Plantronics	525	23,336
Proofpoint †	790	29,293
QUALCOMM	7,735	609,982
Rally Software Development †	1,635	21,876
Rocket Fuel †	560	24,013
Rofin-Sinar Technologies †	1,170	28,033
Salesforce.com †	930	53,094
SciQuest †	840	22,693
Semtech †	1,195	30,281
SS&C Technologies Holdings †	685	27,414
Synaptics †	685	41,114
TeleTech Holdings †	1,265	31,005
Teradata †	3,925	193,071
Texas Instruments	1,210	57,052
Trulia †	795	26,394
VeriFone Systems †	3,100	104,842
VeriSign †	3,534	190,518
Visa Class A	2,735	590,377
Xerox	28,500	322,050

	Number of Shares	Value (U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
Yahoo †	5,900	$211,810
Yelp †	1,175	90,393
		8,047,092
Materials – 0.60%
Axiall	690	30,995
Boise Cascade †	1,000	28,640
Cabot	505	29,825
Chemtura †	1,420	35,912
duPont (E.I.) deNemours	5,700	382,470
Eastman Chemical	860	74,141
Huntsman	1,580	38,584
Innophos Holdings	385	21,829
International Paper	740	33,951
Kaiser Aluminum	365	26,068
Kraton Performance Polymers †	1,000	26,140
Materion	750	25,447
MeadWestvaco	1,640	61,730
Neenah Paper	550	28,446
Stepan	315	20,336
Taminco †	1,325	27,838
U.S. Silica Holdings	295	11,260
		903,612
Telecommunication Services – 0.53%
AT&T	12,050	422,593
Atlantic Tele-Network	350	23,072
inContact †	3,030	29,088
Verizon Communications	6,600	313,962
		788,715
Utilities – 0.39%
Cleco	630	31,865
Edison International	6,420	363,436
MDU Resources Group	1,680	57,641
NorthWestern	580	27,509
OGE Energy	1,520	55,875
Sempra Energy	560	54,186
		590,512
Total U.S. Markets (cost $20,385,735)		33,106,727
Developed Markets – 13.58%§
Consumer Discretionary – 2.16%
Adidas	770	83,260
Bayerische Motoren Werke	2,284	288,620
Benesse Holdings	1,400	53,550

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Cie Financiere Richemont Class A	535	$51,116
Compass Group	5,720	87,340
Denso	1,400	67,142
Don Quijote Holdings	1,600	82,610
Hennes & Mauritz Class B	1,900	81,036
Honda Motor	2,400	84,452
Inditex	350	52,510
Kering	763	155,572
LVMH Moet Hennessy Louis Vuitton	290	52,552
NHK Spring	4,600	42,780
Nitori Holdings	5,426	235,479
Publicis Groupe	4,175	376,924
Sands China	8,400	63,000
Shimamura	600	51,923
Shimano	700	70,414
Sodexo	675	70,748
Techtronic Industries	54,000	150,773
Toyota Motor	11,199	631,585
USS	4,000	56,194
WPP	3,860	79,758
Yue Yuen Industrial Holdings	83,000	270,465

		3,239,803

Consumer Staples – 1.63%
Anheuser-Busch InBev	1,305	137,437
Aryzta †	6,932	612,998
British American Tobacco	2,280	127,195
Carlsberg Class B	2,579	256,380
Danone	605	42,742
Diageo	3,000	93,180
Heineken	850	59,149
Kao	2,200	77,914
Koninklijke Ahold	2,640	53,021
L’Oreal	550	90,739
Meiji Holdings	700	44,127
Nestle	2,600	195,712
Reckitt Benckiser Group	1,375	112,210
SABMiller	930	46,503
Tesco	41,729	205,819
Unilever	1,485	63,515
Unilever CVA	1,860	76,510
Wesfarmers	1,190	45,591
Woolworths	2,980	98,812

		2,439,554

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Energy – 0.70%
AMEC	3,130	$58,622
BG Group	3,770	70,385
CGG †	3,350	53,688
Saipem	12,839	313,591
Subsea 7	14,078	261,688
Total	4,422	291,076

		1,049,050

Financials – 2.14%
AEON Financial Service	1,600	36,101
AIA Group	12,000	57,074
AXA	14,472	375,965
Baloise Holding	450	56,650
Banco Bilbao Vizcaya Argentaria	3,950	47,496
Banco Espirito Santo
Class R †	27,000	50,562
Banco Santander	6,250	59,664
Bank Leumi Le-Israel BM †	14,800	57,763
Commonwealth Bank of Australia	1,240	89,257
Credit Suisse Group
Class REG	1,580	51,144
Daito Trust Construction	600	55,579
Daiwa Securities Group	7,000	60,821
Exor	1,235	55,425
Intesa Sanpaolo	19,900	67,525
Lloyds Banking Group †	88,700	110,969
Mitsubishi UFJ Financial Group	59,381	327,014
Nordea Bank	28,729	407,542
OCBC Bank =	8,000	60,477
Prudential	3,130	66,278
QBE Insurance Group	6,050	71,890
SCOR SE	1,415	49,561
Seven Bank	14,700	57,691
Societe Generale	1,350	83,100
Sony Financial Holdings	3,400	55,599
Standard Chartered	17,590	367,829
Swire Pacific Class A	4,000	46,721
UBS †	4,050	83,813
UniCredit	27,877	254,825
Wharf Holdings	6,000	38,482

		3,202,817

Healthcare – 2.17%
Bayer	960	130,007

(continues)                             65

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Healthcare (continued)
CSL	1,440	$93,002
Dainippon Sumitomo Pharma	3,400	53,976
Fresenius	450	70,636
ICON †	895	42,557
Meda Class A	2,758	42,438
Miraca Holdings	1,100	48,190
Novartis	6,634	563,311
Novo Nordisk ADR	6,700	305,855
Novo Nordisk Class B	2,490	113,378
Roche Holding	1,060	318,828
Sanofi	3,475	363,135
Shire	1,710	84,657
Smith & Nephew	4,800	72,904
Stada Arzneimittel	3,901	167,103
Teva Pharmaceutical Industries ADR	14,660	774,634

		3,244,611

Industrials – 2.11%
ABB †	4,630	119,604
Aggreko	2,400	60,127
Cathay Pacific Airways	24,000	44,827
Cobham	11,800	58,911
Deutsche Lufthansa †	2,760	72,366
Deutsche Post	9,097	338,203
East Japan Railway	4,125	303,852
Elbit Systems	1,110	67,605
European Aeronautic Defence & Space	1,390	99,553
IHI	11,000	46,285
ITOCHU	24,137	282,427
Koninklijke Philips Electronics	10,618	373,532
Kubota	4,000	53,165
Mitsubishi Electric	7,000	78,801
Rolls-Royce Holdings	3,950	70,712
Sandvik	4,750	67,185
Schindler Holding	400	58,973
Schneider Electric	1,280	113,442
Singapore Airlines	6,000	49,986
Travis Perkins	2,165	68,173
Vinci	5,440	403,808
Volvo Class B	4,520	71,852
Westjet Airlines	9,250	203,101
Yamato Holdings	2,900	62,415

		3,168,905

Information Technology – 0.80%
CGI Group Class A †	12,332	380,776

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Developed Markets§ (continued)
Information Technology (continued)
Citizen Holdings	7,000	$52,628
Computershare	5,950	66,908
FIH Mobile †	78,000	43,101
Infineon Technologies	5,870	70,030
NICE Systems	1,490	66,441
SAP	1,075	87,199
Seiko Epson	2,400	74,996
Teleperformance	5,365	310,883
Trend Micro	1,500	46,347

		1,199,309

Materials – 1.20%
Air Liquide	710	96,148
Anglo American ADR	2,700	34,356
AuRico Gold	18,288	79,747
BASF	440	48,960
BHP Billiton Limited	4,870	165,052
Johnson Matthey	1,250	68,251
Lafarge	3,564	278,170
LANXESS	845	63,782
Novozymes Class B	1,520	66,819
Rexam	29,729	241,589
Rio Tinto	4,127	230,160
Shin-Etsu Chemical	1,200	68,410
Syngenta	175	66,438
Syngenta ADR	2,425	183,767
Yamana Gold	12,553	109,932

		1,801,581

Telecommunication Services – 0.55%
KDDI	2,004	116,368
Nippon Telegraph &
Telephone	6,922	376,171
Softbank	1,000	75,572
Telefonica	6,750	106,966
Vodafone Group	19,111	70,279
Ziggo	1,650	73,276

		818,632

Utilities – 0.12%
National Grid	8,653	118,910
Red Electrica	805	65,459

		184,369

Total Developed Markets (cost $15,282,847)		20,348,631

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X – 5.31%
Consumer Discretionary – 0.32%
Arcos Dorados Holdings Class A	6,400	$64,512
Grupo Televisa ADR	5,925	197,243
Hyundai Motor	263	62,160
LG Electronics	907	55,422
Mahindra & Mahindra	3,583	58,644
Woolworths Holdings	6,451	44,897

		482,878

Consumer Staples – 0.77%
Anadolu Efes Biracilik Ve Malt Sanayii	7,900	87,915
Brasil Foods ADR	6,800	135,864
China Mengniu Dairy	28,000	140,524
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,600	70,016
Cia Cervecerias Unidas ADR	1,900	42,522
Fomento Economico Mexicano ADR	800	74,592
Hypermarcas	17,400	126,210
Lotte Chilsung Beverage	73	102,278
Lotte Confectionery	50	85,595
Tingyi Cayman Islands Holding	27,908	80,170
Tsingtao Brewery	10,004	73,384
Uni-President China Holdings	98,000	82,403
Wal-Mart de Mexico Class V	21,890	52,145

		1,153,618

Energy – 0.82%
Cairn India	10,072	55,967
China Petroleum & Chemical	47,350	42,353
CNOOC ADR	500	75,905
Gazprom ADR	11,860	91,491
LUKOIL ADR	1,800	100,665
PetroChina ADR	575	62,387
Petroleo Brasileiro ADR	12,019	158,050
Polski Koncern Naftowy Orlen	3,412	48,793
PTT	8,241	74,976
Reliance Industries GDR 144A #	8,870	275,597
Rosneft GDR	10,200	68,016
Sasol ADR	1,500	83,820
Tambang Batubara Bukit Asam Persero	40,000	33,035
YPF ADR	1,900	59,204

		1,230,259

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Financials – 0.78%
Banco Santander Brasil ADR	9,800	$54,586
Bangkok Bank	11,796	65,060
China Construction Bank	99,080	69,549
Etalon Group GDR 144A #=†	3,700	14,393
ICICI Bank ADR	1,900	83,220
Industrial & Commercial Bank of China	175,459	108,168
Itau Unibanco Holding ADR	5,790	86,039
KB Financial Group ADR †	3,927	138,034
Powszechna Kasa Oszczednosci Bank Polski	3,325	46,758
Remgro	3,003	58,417
Samsung Life Insurance	770	72,748
Sberbank =	43,294	103,510
Shinhan Financial Group	2,094	92,612
Standard Bank Group	7,682	101,216
UEM Sunrise	110,059	74,321

		1,168,631

Industrials – 0.22%
All America Latina Logistica	6,468	21,460
Empresas ICA ADR †	6,100	40,199
Gol Linhas Aereas Inteligentes ADR †	7,300	35,478
KCC	398	204,225
Santos Brasil Participacoes	3,000	22,263

		323,625

Information Technology – 0.93%
Baidu ADR †	1,700	259,046
Hon Hai Precision Industry	51,936	147,484
LG Display ADR †	5,000	62,500
MediaTek	6,000	88,810
Samsung Electronics	322	406,892
SINA †	900	54,369
Sohu.com †	2,300	149,707
Taiwan Semiconductor Manufacturing	22,034	86,694
Taiwan Semiconductor Manufacturing ADR	2,900	58,058
United Microelectronics	118,000	50,091
WNS Holdings ADR †	1,355	24,390

		1,388,041

Materials – 0.54%
Anglo American Platinum †	1,013	45,458
ArcelorMittal South Africa †	6,264	19,935
Braskem ADR †	4,300	67,166

(continues)                             67

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Number of Shares	Value (U.S. $)
Common Stock (continued)
Emerging Markets X (continued)
Materials (continued)
Cemex ADR †	10,954	$138,349
Cemex Latam Holdings †	12,043	100,280
Fibria Celulose ADR †	7,637	84,465
Gerdau	3,300	17,035
Gerdau ADR	3,400	21,794
Impala Platinum Holdings	2,083	23,668
Nine Dragons Paper Holdings	51,000	39,860
Siam Cement	2,598	33,574
Siam Cement NVDR	1,700	21,969
Sociedad Quimica y Minera de Chile ADR	1,600	50,784
Ultratech Cement	1,712	62,480
Vale ADR	6,125	84,709

		811,526

Telecommunication Services – 0.93%
America Movil ADR	3,000	59,640
China Mobile	12,794	117,468
China Mobile ADR	1,500	68,385
China Telecom	94,000	43,378
China Unicom Hong Kong ADR	3,708	48,797
Chunghwa Telecom ADR	1,860	57,065
KT ADR	8,800	122,232
MegaFon GDR	3,300	93,020
Mobile Telesystems ADR	2,500	43,725
MTN Group	3,365	68,877
SK Telecom ADR	11,500	259,555
Telefonica Brasil ADR	3,450	73,278
Tim Participacoes ADR	8,400	218,064
Turkcell Iletisim Hizmetleri ADR †	3,787	52,147
Vodacom Group	5,611	69,247

		1,394,878

Total Emerging Markets (cost $7,469,786)		7,953,456

Total Common Stock (cost $43,138,368)		61,408,814

Convertible Preferred Stock – 0.44%
ArcelorMittal 6.00% exercise price $20.61, expiration date 12/21/15	1,175	28,439
Bank of America 7.25%exercise price $50.00, expiration date 12/31/49	23	26,384

	Number of Shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49 #	37	$41,463
Dominion Resources 6.00% exercise price $65.27, expiration date 7/1/16	290	16,753
6.125% exercise price $65.27, expiration date 4/1/16	290	16,675
Goodyear Tire & Rubber 5.875% exercise price $18.13, expiration date 4/1/14	1,100	80,619
Halcon Resources 5.75%exercise price $6.16,expiration date 12/31/49	81	60,750
HealthSouth 6.50% exercise price $30.17, expiration date 12/31/49	52	67,808
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	44	56,760
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	1,307	70,121
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	2,575	79,310
SandRidge Energy 8.50%exercise price $8.01,expiration date 12/31/49	648	68,162
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	37	43,401

Total Convertible Preferred Stock (cost $621,129)		656,645

Exchange-Traded Funds – 0.04%
iShares MSCI EAFE Growth Index ETF	370	26,255
iShares MSCI EAFE Index ETF	300	20,151
Vanguard FTSE Developed Markets ETF	280	11,556

Total Exchange-Traded Funds (cost $53,957)		57,962

	Principal Amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 0.47%
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	1,673	$1,909
Series 2003-26 AT 5.00% 11/25/32	29,499	30,625
Series 2010-41 PN 4.50% 4/25/40	60,000	64,185
Series 2010-96 DC 4.00% 9/25/25	115,000	120,997
Series 2012-122 SD 5.946% 11/25/42 —S	111,157	24,655
Series 2013-38 AI 3.00% 4/25/33 S	308,018	51,351
Series 2013-44 DI 3.00% 5/25/33 S	458,552	76,932
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22	79,940	87,808
Series 4065 DE 3.00% 6/15/32	15,000	14,623
Series 4185 LI 3.00% 3/15/33 S	112,560	18,894
Series 4191 CI 3.00% 4/15/33 S	94,914	14,586
GNMA Series 2010-113 KE 4.50% 9/20/40	140,000	147,982
NCUA Guaranteed Notes Trust Series 2010-C1 A2 2.90% 10/29/20	50,000	51,835

Total Agency Collateralized Mortgage Obligations (cost $680,963)		706,382

Agency Mortgage-Backed Securities – 7.94%
Fannie Mae ARM 2.411% 5/1/43 —	54,921	54,190
2.546% 6/1/43 —	18,976	18,884
3.293% 9/1/43 —	69,033	70,819
Fannie Mae S.F. 15 yr 2.50% 10/1/27	61,828	61,987
2.50% 2/1/28	163,963	164,387
3.00% 11/1/27	15,785	16,238
3.50% 7/1/26	52,693	55,291
3.50% 12/1/28	17,517	18,401
4.00% 4/1/24	19,836	21,004
4.00% 5/1/24	38,748	41,011
4.00% 5/1/25	34,675	36,719
4.00% 6/1/25	127,196	134,647

	Principal Amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr 4.00% 11/1/25	100,168	$106,474
4.00% 12/1/26	59,344	62,841
4.00% 5/1/27	122,251	129,556
4.50% 4/1/18	6,855	7,265
5.00% 9/1/18	15,990	17,005
5.50% 7/1/22	18,240	19,841
Fannie Mae S.F. 15 yr TBA 2.50% 4/1/29	1,864,000	1,862,544
3.00% 4/1/29	1,516,000	1,557,216
3.50% 4/1/29	821,000	860,767
Fannie Mae S.F. 20 yr 3.00% 8/1/33	26,103	26,059
3.00% 9/1/33	49,572	49,489
3.50% 4/1/33	8,312	8,553
3.50% 9/1/33	36,975	38,115
4.00% 2/1/31	45,133	47,638
5.00% 11/1/23	4,100	4,464
5.50% 8/1/28	26,813	29,736
5.50% 12/1/29	5,890	6,516
6.00% 9/1/29	36,684	41,102
Fannie Mae S.F. 30 yr 3.00% 7/1/42	51,599	49,867
3.00% 10/1/42	806,040	778,993
3.00% 12/1/42	133,247	128,775
3.00% 1/1/43	368,675	356,302
3.00% 2/1/43	33,036	31,927
3.00% 4/1/43	188,470	182,145
3.50% 7/1/42	8,754	8,814
4.00% 11/1/40	21,384	22,228
4.00% 1/1/41	97,865	101,761
4.00% 1/1/43	51,029	53,046
4.00% 5/1/43	42,988	44,765
4.00% 8/1/43	23,193	24,129
4.50% 7/1/36	17,045	18,180
4.50% 11/1/40	52,126	55,653
4.50% 2/1/41	24,560	26,217
4.50% 3/1/41	110,322	117,760
4.50% 5/1/41	17,729	18,983
4.50% 10/1/41	60,140	64,142
4.50% 9/1/43	3,772	4,025
5.00% 2/1/35	2,540	2,781
5.00% 4/1/35	20,203	22,046
5.00% 7/1/35	26,499	28,893
5.00% 10/1/35	60,779	66,262
5.00% 11/1/35	19,093	20,826
5.00% 2/1/36	25,036	27,295
5.00% 2/1/37	55,612	60,722
5.00% 4/1/37	15,377	16,745

(continues)                             69

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal Amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 8/1/37	5,423	$5,918
5.00% 2/1/38	17,180	18,743
5.50% 2/1/33	49,761	55,397
5.50% 4/1/34	16,791	18,674
5.50% 11/1/34	18,376	20,442
5.50% 12/1/34	30,425	33,818
5.50% 3/1/35	34,440	38,296
5.50% 5/1/35	28,144	31,539
5.50% 6/1/35	18,055	20,054
5.50% 1/1/36	9,641	10,741
5.50% 5/1/36	8,455	9,379
5.50% 1/1/37	1,107	1,229
5.50% 8/1/37	46,608	51,783
5.50% 1/1/38	44,742	49,838
5.50% 2/1/38	18,309	20,364
5.50% 6/1/38	3,667	4,044
5.50% 9/1/38	59,151	65,653
5.50% 10/1/39	177,197	195,363
5.50% 7/1/40	50,224	55,402
6.00% 5/1/36	54,611	61,029
6.00% 2/1/37	20,925	23,354
6.00% 8/1/37	51,169	57,098
6.00% 9/1/37	7,362	8,219
6.00% 11/1/37	8,720	9,734
6.00% 10/1/38	76,927	85,542
6.00% 1/1/39	35,445	39,417
6.00% 9/1/39	302,432	336,455
6.00% 9/1/40	27,473	30,660
6.50% 2/1/36	9,100	10,378
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/44	208,000	200,167
3.50% 5/1/44	130,000	130,325
4.00% 4/1/44	86,000	89,386
4.50% 5/1/44	1,273,000	1,353,358
Freddie Mac ARM
2.537% 1/1/44 —	184,246	187,690
Freddie Mac S.F. 15 yr
3.50% 10/1/26	17,020	17,861
4.00% 12/1/24	26,488	28,049
4.00% 8/1/25	22,202	23,512
4.50% 8/1/24	55,542	59,454
4.50% 7/1/25	11,657	12,482
4.50% 6/1/26	24,602	26,337
5.50% 6/1/20	6,348	6,891
Freddie Mac S.F. 30 yr
3.00% 10/1/42	58,485	56,468
3.00% 11/1/42	54,322	52,477
4.00% 11/1/40	35,709	37,058

	Principal Amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 10/1/39	73,674	$78,569
4.50% 10/1/43	21,096	22,622
5.50% 6/1/36	4,913	5,419
5.50% 11/1/36	10,459	11,521
5.50% 6/1/38	6,607	7,252
5.50% 3/1/40	26,564	29,160
5.50% 8/1/40	43,217	47,440
5.50% 1/1/41	28,220	30,977
6.00% 8/1/38	69,847	78,067
6.00% 5/1/40	11,400	12,655
Freddie Mac S.F. 30 yr TBA
5.50% 5/1/44	25,000	27,461
Total Agency Mortgage-Backed Securities (cost $11,911,533)		11,903,262

Commercial Mortgage-Backed Securities – 1.36%
BAML Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46	50,000	54,092
Banc of America Commercial Mortgage Trust Series 2007-4 AM 5.892% 2/10/51 —	20,000	22,200
Bear Stearns Commercial Mortgage Securities Series 2004-PWR4 A3 5.468% 6/11/41	15,876	15,888
CD Commercial Mortgage Trust Series 2005-CD1 C 5.216% 7/15/44 —	55,000	56,664
Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44 ¿ —	49,817	51,986
Series 2014-CR16 A4 4.051% 4/10/47 ¿	95,000	97,846
Series 2014-LC15 A4 4.006% 4/10/47 ¿	120,000	123,406
DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46 #	300,000	334,819
FREMF Mortgage Trust Series 2010-K7 B 144A 5.435% 4/25/20 #—	20,000	22,046
Series 2012-K19 B 144A 4.037% 5/25/45 #—	15,000	14,893

	Principal Amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust Series 2012-K22 B 144A 3.687% 8/25/45 #—	50,000	$48,142
Series 2012-K708 B 144A 3.759% 2/25/45 #—	150,000	153,180
Goldman Sachs Mortgage Securities II Series 2004-GG2 A6 5.396% 8/10/38 —	49,788	49,893
Series 2005-GG4 A4A 4.751% 7/10/39	47,680	49,021
Series 2010-C1 A2 144A 4.592% 8/10/43 #	100,000	109,467
Series 2014-GC20 A5 3.998% 4/10/47	55,000	56,650
JPMorgan Chase Commercial Mortgage Securities Series 2005-CB11 E 5.477% 8/12/37 —	25,000	26,834
Series 2006-LDP8 AM 5.44% 5/15/45	83,000	90,604
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 A3 4.171% 8/15/46	90,000	95,480
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	6,245	6,477
Series 2005-C3 B 4.895% 7/15/40 —	30,000	30,778
Morgan Stanley Capital I Trust Series 2005-HQ6 A4A 4.989% 8/13/42	60,000	62,145
Series 2005-HQ7 AJ 5.208% 11/14/42 —	70,000	73,273
Series 2005-HQ7 C 5.208% 11/14/42 —	100,000	98,950
Series 2007-T27 A4 5.648% 6/11/42 —	107,000	119,748
VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30 #	120,000	115,380
WF-RBS Commercial Mortgage Trust Series 2012-C9 A3 2.87% 11/15/45	65,000	62,412
Total Commercial Mortgage-Backed Securities (cost $1,998,487)		2,042,274

	Principal Amount°	Value (U.S. $)
Convertible Bonds – 1.53%
Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18 #	65,000	$54,519
Alere 3.00% exercise price $43.98, expiration date 5/15/16	68,000	75,097
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	58,000	63,365
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	72,000	76,680
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	55,000	61,600
Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19 #	33,000	37,373
Chesapeake Energy 2.25% exercise price $85.40, expiration date 12/14/38	24,000	22,620
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	26,000	26,585
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	42,000	58,984
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	50,000	37,125
Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	62,000	60,837
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	21,000	47,447
General Cable 4.50% exercise price $35.88, expiration date 11/15/29 f	78,000	78,585
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	25,000	77,813
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	61,000	75,564

(continues)                             71

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal Amount°	Value (U.S. $)
Convertible Bonds (continued)
Hologic 2.00% exercise price $31.17, expiration date 2/27/42 f	62,000	$63,511
Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16 #	27,000	49,123
Intel 3.25% exercise price $21.71, expiration date 8/1/39	40,000	56,000
Jefferies Group 3.875% exercise price $45.40, expiration date 10/31/29	68,000	72,633
L-3 Communications Holdings 3.00% exercise price $89.08, expiration date 8/1/35	45,000	60,131
Lam Research 1.25% exercise price $63.02, expiration date 5/11/18	47,000	58,544
Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43 #	54,000	67,129
Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43 #	48,000	50,460
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	60,000	61,125
Meritor 4.00% exercise price $26.73, expiration date 2/12/27 f	111,000	117,105
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	30,000	43,744
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	21,000	77,293
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	67,000	67,461
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	113,000	134,753
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	86,000	69,983

		Principal Amount°	Value (U.S. $)
Convertible Bonds (continued)
Ryman Hospitality Properties 144A 3.75% exercise price $21.38, expiration date 9/29/14 #		28,000	$55,737
SanDisk 1.50% exercise price $51.83, expiration date 8/11/17		43,000	70,923
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14		14,000	41,834
Steel Dynamics 5.125% exercise price $17.10, expiration date 6/15/14		25,000	27,094
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19		40,000	34,125
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #		49,000	51,481
Vector Group 2.50% exercise price $17.62, expiration date 1/14/19 —		34,000	46,751
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		32,000	52,920

Total Convertible Bonds (cost $1,922,416)			2,284,054

Corporate Bonds – 33.86%
Banking – 3.35%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	54,000	49,000
3.505% 11/6/18 —	AUD	107,000	99,375
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24 #—		200,000	207,000
BanColombia 5.95% 6/3/21		100,000	107,250
Bank of America 2.00% 1/11/18		45,000	44,956
2.65% 4/1/19		90,000	90,392
4.00% 4/1/24		225,000	225,195
BB&T 5.25% 11/1/19		165,000	186,042
BBVA Bancomer 144A 6.50% 3/10/21 #		150,000	162,937
City National 5.25% 9/15/20		85,000	94,916
Fifth Third Bancorp 4.30% 1/16/24		85,000	86,344

		Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group 4.00% 3/3/24		115,000	$114,723
HBOS 144A 6.75% 5/21/18 #		100,000	113,501
HBOS Capital Funding 144A 6.071% 6/29/49 #—		190,000	190,950
HSBC Holdings 4.25% 3/14/24		200,000	200,650
ING Bank 144A 5.80% 9/25/23 #		200,000	213,680
JPMorgan Chase 0.865% 1/28/19 —		53,000	53,013
3.665% 5/17/18 —	AUD	80,000	74,505
3.875% 2/1/24		155,000	156,709
4.25% 11/2/18	NZD	85,000	70,631
6.75% 1/29/49 —		120,000	126,900
Morgan Stanley 1.087% 1/24/19 —		57,000	57,147
2.50% 1/24/19		65,000	64,892
4.10% 5/22/23		50,000	49,587
5.00% 11/24/25		95,000	97,963
7.375% 2/22/18	AUD	82,000	82,971
7.60% 8/8/17	NZD	64,000	59,063
Northern Trust 3.95% 10/30/25		60,000	60,502
PNC Financial Services Group 2.854% 11/9/22 f		255,000	243,597
PNC Funding 5.625% 2/1/17		150,000	166,167
PNC Preferred Funding Trust II 144A 1.456% 3/31/49 #—		100,000	96,000
Rabobank 4.625% 12/1/23		250,000	257,764
RBS Capital Trust I 2.099% 12/29/49 —		60,000	58,500
Santander Holdings USA 3.45% 8/27/18		70,000	72,497
State Street 3.10% 5/15/23		170,000	161,917
SunTrust Bank 2.35% 11/1/18		120,000	120,172
SVB Financial Group 5.375% 9/15/20		140,000	155,792
USB Capital IX 3.50% 10/29/49 —		200,000	169,000
Wachovia 0.609% 10/15/16 —		85,000	84,735
Wells Fargo 4.48% 1/16/24		46,000	47,619
Zions Bancorp 4.50% 3/27/17		35,000	37,392
4.50% 6/13/23		140,000	139,998
7.75% 9/23/14		63,000	64,946

			5,016,890

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry – 2.94%
AK Steel 7.625% 5/15/20	40,000	$40,100
ArcelorMittal 10.35% 6/1/19	85,000	108,056
Ball 5.00% 3/15/22	70,000	72,100
Barrick Gold 4.10% 5/1/23	110,000	104,544
Barrick North America Finance 5.75% 5/1/43	35,000	34,220
Braskem Finance 6.45% 2/3/24	200,000	205,250
Cemex 144A 9.50% 6/15/18 #	200,000	231,500
CF Industries 5.15% 3/15/34	60,000	61,885
6.875% 5/1/18	235,000	274,155
7.125% 5/1/20	47,000	55,952
Cia Minera Ares 144A 7.75% 1/23/21 #	200,000	206,750
Crown Americas 4.50% 1/15/23	35,000	33,600
Dow Chemical 8.55% 5/15/19	288,000	369,166
FMG Resources August 2006 144A 6.875% 4/1/22 #	293,000	316,806
Georgia-Pacific 8.00% 1/15/24	230,000	302,778
Headwaters 7.625% 4/1/19	60,000	64,950
Immucor 11.125% 8/15/19	80,000	90,800
International Paper 6.00% 11/15/41	135,000	155,334
LSB Industries 144A 7.75% 8/1/19 #	20,000	21,550
LyondellBasell Industries 5.75% 4/15/24	200,000	230,847
Metalloinvest Finance 144A 6.50% 7/21/16 #	200,000	205,250
MMC Norilsk Nickel OJSC via MMC Finance 144A 5.55% 10/28/20 #	200,000	197,500
Mosaic 5.625% 11/15/43	75,000	80,845
Nortek 8.50% 4/15/21	65,000	72,963
Novelis 8.75% 12/15/20	50,000	56,125
Packaging Corp. of America 4.50% 11/1/23	45,000	46,669
Plains Exploration & Production 6.50% 11/15/20	75,000	82,969
PolyOne 5.25% 3/15/23	50,000	50,500
Potash Corp of Saskatchewan 3.625% 3/15/24	55,000	54,660

(continues)                             73

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Rio Tinto Finance USA 3.50% 11/2/20		105,000	$107,692
Ryerson 9.00% 10/15/17		45,000	48,656
11.25% 10/15/18		20,000	22,500
Samarco Mineracao 144A 5.75% 10/24/23 #		200,000	201,750
Teck Resources 3.75% 2/1/23		70,000	65,917
TPC Group 144A 8.75% 12/15/20 #		40,000	44,050
Weyerhaeuser 4.625% 9/15/23		85,000	88,808

			4,407,197

Brokerage – 0.28%
Jefferies Group 5.125% 1/20/23		75,000	78,966
6.45% 6/8/27		40,000	42,961
6.50% 1/20/43		30,000	31,527
Lazard Group 4.25% 11/14/20		90,000	93,378
6.85% 6/15/17		147,000	167,251

			414,083

Capital Goods – 1.28%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #		240,000	263,400
Ball 4.00% 11/15/23		150,000	141,000
Berry Plastics 9.75% 1/15/21		50,000	58,313
BOE Merger 144A PIK 9.50% 11/1/17 #T		5,000	5,325
Builders FirstSource 144A 7.625% 6/1/21 #		85,000	92,225
Consolidated Container 144A 10.125% 7/15/20 #		35,000	37,363
Crane 2.75% 12/15/18		25,000	25,102
4.45% 12/15/23		110,000	113,430
General Electric 4.50% 3/11/44		65,000	66,281
General Electric Capital Canada Funding 2.42% 5/31/18	CAD	22,000	20,049
Ingersoll-Rand Global Holding 144A 4.25% 6/15/23 #		190,000	194,361
Milacron 144A 7.75% 2/15/21 #		50,000	54,250

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22 #	200,000	$209,000
Plastipak Holdings 144A 6.50% 10/1/21 #	80,000	84,300
Reynolds Group Issuer 8.25% 2/15/21	100,000	109,625
Rock-Tenn 3.50% 3/1/20	95,000	96,489
4.00% 3/1/23	40,000	40,294
4.45% 3/1/19	20,000	21,450
Sealed Air 144A 6.50% 12/1/20 #	120,000	132,900
TransDigm 7.50% 7/15/21	75,000	83,438
URS 3.85% 4/1/17	15,000	15,535
5.00% 4/1/22	55,000	54,467

		1,918,597

Consumer Cyclical – 2.12%
Amazon.com 2.50% 11/29/22	200,000	186,176
American Axle & Manufacturing 6.25% 3/15/21	75,000	80,250
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #T	85,000	87,975
CVS Caremark 4.00% 12/5/23	165,000	168,914
Delphi 4.15% 3/15/24	30,000	30,024
6.125% 5/15/21	75,000	83,625
Ford Motor 7.45% 7/16/31	92,000	118,361
General Motors 144A 3.50% 10/2/18 #	80,000	81,900
HD Supply 7.50% 7/15/20	34,000	37,273
11.50% 7/15/20	140,000	166,950
Historic TW 6.875% 6/15/18	315,000	373,666
Host Hotels & Resorts 3.75% 10/15/23	165,000	160,106
4.75% 3/1/23	125,000	130,973
5.875% 6/15/19	40,000	43,346
Hyundai Capital America 144A 2.55% 2/6/19 #	20,000	20,012
International Game Technology 5.35% 10/15/23	180,000	192,789

		Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Landry’s 144A 9.375% 5/1/20 #		115,000	$127,219
Levi Strauss 6.875% 5/1/22		85,000	93,713
Marriott International 3.375% 10/15/20		70,000	70,668
Meritor 6.75% 6/15/21		40,000	42,500
PF Chang’s China Bistro 144A 10.25% 6/30/20 #		30,000	31,725
QVC 144A 3.125% 4/1/19 #		55,000	54,718
4.375% 3/15/23		165,000	162,900
144A 4.85% 4/1/24 #		65,000	65,978
Rite Aid 9.25% 3/15/20		60,000	68,625
Sally Holdings 5.75% 6/1/22		60,000	63,750
Suburban Propane Partners 7.375% 8/1/21		17,000	18,828
Toyota Finance Australia 3.04% 12/20/16	NZD	120,000	99,250
TRW Automotive 144A 4.45% 12/1/23 #		90,000	90,675
144A 4.50% 3/1/21 #		70,000	72,275
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ¿		35,000	35,134
Wyndham Worldwide 5.625% 3/1/21		65,000	71,118
Yum! Brands 3.875% 11/1/23		50,000	49,744

			3,181,160

Consumer Non-Cyclical – 3.34%
Alere 7.25% 7/1/18		15,000	16,575
BFF International 144A 7.25% 1/28/20 #		125,000	142,500
Biomet 6.50% 8/1/20		40,000	43,280
6.50% 10/1/20		150,000	160,125
Boston Scientific 2.65% 10/1/18		75,000	75,646
6.00% 1/15/20		150,000	172,377
CareFusion 6.375% 8/1/19		275,000	314,308
Celgene 3.25% 8/15/22		10,000	9,763
3.95% 10/15/20		190,000	198,836
Coca-Cola Femsa 2.375% 11/26/18		150,000	150,225
Community Health Systems 144A 6.875% 2/1/22 #		50,000	52,500
8.00% 11/15/19		25,000	27,594

		Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Constellation Brands 6.00% 5/1/22		55,000	$61,050
Cosan Luxembourg 144A 5.00% 3/14/23 #		200,000	188,500
Fresenius Medical Care US Finance II 144A 5.875% 1/31/22 #		60,000	64,050
Gilead Sciences 3.70% 4/1/24		145,000	145,362
HCA Holdings 6.25% 2/15/21		365,000	391,645
Jarden 6.125% 11/15/22		40,000	43,200
7.50% 1/15/20		5,000	5,456
JBS Investments 144A 7.75% 10/28/20 #		200,000	211,750
Kinetic Concepts 10.50% 11/1/18		65,000	74,994
Kroger 3.30% 1/15/21		120,000	120,071
Laboratory Corp. of America Holdings 2.20% 8/23/17		80,000	81,037
Marfrig Overseas 144A 9.50% 5/4/20 #		100,000	101,375
McKesson 3.796% 3/15/24		180,000	180,538
MultiPlan 144A 9.875% 9/1/18 #		70,000	76,300
PepsiCo 3.60% 3/1/24		90,000	90,300
Pernod-Ricard 144A 5.75% 4/7/21 #		150,000	170,528
Prestige Brands 144A 5.375% 12/15/21 #		115,000	118,306
Quest Diagnostics 2.70% 4/1/19		55,000	54,983
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN	2,000,000	135,492
SABMiller Holdings 144A 2.45% 1/15/17 #		200,000	205,800
Salix Pharmaceuticals 144A 6.00% 1/15/21 #		120,000	128,400
Scotts Miracle-Gro 6.625% 12/15/20		25,000	27,156
Smithfield Foods 6.625% 8/15/22		65,000	70,525
Spectrum Brands 6.375% 11/15/20		65,000	70,688
Tenet Healthcare 144A 6.00% 10/1/20 #		179,000	191,866
8.00% 8/1/20		30,000	32,850

(continues)                             75

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Valeant Pharmaceuticals International 144A 5.625% 12/1/21 #	25,000	$26,313
144A 7.00% 10/1/20 #	15,000	16,313
Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20 #	40,000	43,400
Yale University 2.90% 10/15/14	48,000	48,636
Zimmer Holdings 3.375% 11/30/21	150,000	152,220
4.625% 11/30/19	90,000	99,847
Zoetis 3.25% 2/1/23	220,000	212,604

		5,005,284

Energy – 4.77%
AmeriGas Finance 7.00% 5/20/22	105,000	115,237
Bristow Group 6.25% 10/15/22	60,000	63,825
Canadian Natural Resources 3.80% 4/15/24	70,000	70,496
Chaparral Energy 7.625% 11/15/22	20,000	21,750
Chesapeake Energy 5.375% 6/15/21	10,000	10,575
5.75% 3/15/23	180,000	191,475
CNOOC Curtis Funding 144A 4.50% 10/3/23 #	200,000	203,884
Comstock Resources 7.75% 4/1/19	25,000	26,750
Continental Resources 4.50% 4/15/23	235,000	243,824
Drill Rigs Holdings 144A 6.50% 10/1/17 #	85,000	89,037
Ecopetrol 7.625% 7/23/19	100,000	120,375
El Paso Pipeline Partners Operating 6.50% 4/1/20	175,000	201,178
Enbridge Energy Partners 8.05% 10/1/37 —	155,000	174,879
Energy Transfer Partners 5.15% 2/1/43	5,000	4,831
5.95% 10/1/43	25,000	26,999
9.70% 3/15/19	81,000	104,766
Energy XXI Gulf Coast 144A 7.50% 12/15/21 #	110,000	115,775
EnLink Midstream Partners 4.40% 4/1/24	130,000	132,800
5.60% 4/1/44	10,000	10,598

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Enterprise Products Operating 7.034% 1/15/68 —	215,000	$243,692
Exterran Partners 6.00% 4/1/21	30,000	30,000
Gazprom Neft 144A 6.00% 11/27/23 #	200,000	196,750
Halcon Resources 8.875% 5/15/21	65,000	67,763
Hercules Offshore 144A 6.75% 4/1/22 #	30,000	29,137
144A 8.75% 7/15/21 #	25,000	27,250
Husky Energy 4.00% 4/15/24	140,000	142,670
KazMunayGas National JSC 144A 9.125% 7/2/18 #	100,000	120,375
Key Energy Services 6.75% 3/1/21	70,000	73,937
Kinder Morgan Energy Partners 3.50% 9/1/23	35,000	33,112
9.00% 2/1/19	135,000	171,098
Laredo Petroleum 7.375% 5/1/22	100,000	111,500
Linn Energy 6.50% 5/15/19	20,000	20,950
8.625% 4/15/20	28,000	30,555
Lukoil International Finance 6.125% 11/9/20	200,000	208,000
MarkWest Energy Partners 5.50% 2/15/23	30,000	30,975
Midstates Petroleum 9.25% 6/1/21	95,000	99,750
Murphy Oil USA 144A 6.00% 8/15/23 #	120,000	124,500
Newfield Exploration 5.625% 7/1/24	85,000	88,613
Oasis Petroleum 144A 6.875% 3/15/22 #	80,000	87,000
ONGC Videsh 2.50% 5/7/18	200,000	192,992
Pacific Rubiales Energy 144A 5.375% 1/26/19 #	100,000	104,000
144A 7.25% 12/12/21 #	100,000	110,250
PDC Energy 7.75% 10/15/22	30,000	33,000
Pertamina Persero 144A 4.30% 5/20/23 #	200,000	181,250
Petrobras Global Finance 3.00% 1/15/19	120,000	113,707
4.875% 3/17/20	45,000	45,212
6.25% 3/17/24	45,000	46,474

		Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Petrobras International Finance 5.375% 1/27/21		75,000	$76,224
Petrohawk Energy 7.25% 8/15/18		150,000	159,525
Petroleos de Venezuela 8.50% 11/2/17		100,000	84,000
Petroleos Mexicanos 5.50% 1/21/21		60,000	65,850
144A 6.375% 1/23/45 #		25,000	27,031
6.50% 6/2/41		15,000	16,500
Plains All American Pipeline 8.75% 5/1/19		130,000	166,324
Pride International 6.875% 8/15/20		240,000	286,887
Regency Energy Partners 4.50% 11/1/23		110,000	102,850
Samson Investment 144A 10.75% 2/15/20 #		70,000	76,650
SandRidge Energy 8.125% 10/15/22		265,000	290,175
Statoil 2.90% 11/8/20		65,000	65,676
Sunoco Logistics Partners Operations 3.45% 1/15/23		265,000	252,402
Talisman Energy 3.75% 2/1/21		50,000	49,791
5.50% 5/15/42		220,000	218,706
TransCanada PipeLines 6.35% 5/15/67 —		245,000	254,433
Williams Partners 4.50% 11/15/23		115,000	117,890
7.25% 2/1/17		120,000	138,222

			7,142,702

Financials – 1.16%
Comcel Trust 144A 6.875% 2/6/24 #		200,000	209,750
E*TRADE Financial 6.375% 11/15/19		55,000	60,087
General Electric Capital 4.375% 9/16/20		135,000	146,835
6.00% 8/7/19		165,000	193,929
7.125% 12/29/49 —		300,000	342,541
General Electric Capital European Funding 2.25% 7/20/20	EUR	43,000	60,856
Hyundai Capital America 144A 2.125% 10/2/17 #		80,000	80,650
International Lease Finance 5.875% 4/1/19		30,000	32,925

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Financials (continued)
International Lease Finance 6.25% 5/15/19	72,000	$79,740
8.25% 12/15/20	125,000	151,499
8.75% 3/15/17	30,000	35,325
National Retail Properties 3.80% 10/15/22	15,000	14,828
Nuveen Investments 144A 9.50% 10/15/20 #	105,000	112,350
Trust F 144A 5.25% 12/15/24 #	200,000	200,000
Woodside Finance 144A 8.75% 3/1/19 #	15,000	19,063

		1,740,378

Insurance – 1.30%
Allstate 5.75% 8/15/53 —	100,000	105,187
American International Group 6.40% 12/15/20	155,000	184,931
Berkshire Hathaway Finance 2.90% 10/15/20	100,000	101,511
Chubb 6.375% 3/29/67 —	105,000	117,075
Five Corners Funding Trust 144A 4.419% 11/15/23 #	200,000	205,352
Highmark 144A 4.75% 5/15/21 #	65,000	63,940
144A 6.125% 5/15/41 #	25,000	22,689
Hockey Merger 144A 7.875% 10/1/21 #	80,000	85,800
ING U.S. 5.65% 5/15/53 —	100,000	99,900
Liberty Mutual Group 144A 4.25% 6/15/23 #	100,000	101,677
144A 4.95% 5/1/22 #	35,000	37,526
144A 7.00% 3/15/37 #—	35,000	36,750
MetLife 6.40% 12/15/36	120,000	127,200
Metropolitan Life Global Funding I 144A 3.00% 1/10/23 #	275,000	263,691
Onex USI Aquisition 144A 7.75% 1/15/21 #	15,000	15,713
Prudential Financial 3.875% 1/14/15	25,000	25,649
4.50% 11/15/20	30,000	32,576
5.625% 6/15/43 —	50,000	51,250
5.875% 9/15/42 —	70,000	73,413
6.00% 12/1/17	100,000	115,067
XL Group 6.50% 12/29/49 —	85,000	84,044

		1,950,941

(continues)                             77

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Media – 1.49%
CCO Holdings 5.25% 9/30/22	40,000	$39,650
Cequel Communications Holdings I 144A 6.375% 9/15/20 #	95,000	99,750
Columbus International 144A 7.375% 3/30/21 #	200,000	206,250
Comcast 3.60% 3/1/24	80,000	80,600
4.75% 3/1/44	90,000	91,719
CSC Holdings 6.75% 11/15/21	75,000	84,187
DIRECTV Holdings 4.45% 4/1/24	110,000	110,531
DISH DBS 5.00% 3/15/23	95,000	95,950
5.875% 7/15/22	60,000	64,200
7.875% 9/1/19	38,000	45,030
Gray Television 7.50% 10/1/20	80,000	87,200
Myriad International Holdings 144A 6.375% 7/28/17 #	100,000	111,250
Netflix 144A 5.75% 3/1/24 #	130,000	135,200
Nielsen Finance 4.50% 10/1/20	45,000	45,563
Nielsen Luxembourg 144A 5.50% 10/1/21 #	50,000	52,437
Sinclair Television Group 5.375% 4/1/21	100,000	99,750
6.125% 10/1/22	35,000	35,613
Sirius XM Radio 144A 4.625% 5/15/23 #	95,000	89,775
Time Warner Cable 5.85% 5/1/17	25,000	28,127
8.25% 4/1/19	130,000	162,145
Univision Communications 144A 5.125% 5/15/23 #	135,000	138,713
UPCB Finance III 144A 6.625% 7/1/20 #	150,000	161,250
Viacom 3.875% 4/1/24	95,000	94,962
5.25% 4/1/44	65,000	66,664

		2,226,516

Real Estate – 1.46%
Alexandria Real Estate Equities 3.90% 6/15/23	25,000	24,191
4.60% 4/1/22	155,000	160,423

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
American Tower 5.00% 2/15/24	150,000	$156,530
American Tower Trust I 144A 3.07% 3/15/23 #	110,000	105,544
CBL & Associates 5.25% 12/1/23	75,000	77,318
Corporate Office Properties 3.60% 5/15/23	85,000	78,729
5.25% 2/15/24	95,000	99,308
CubeSmart 4.375% 12/15/23	40,000	40,388
DDR 4.625% 7/15/22	40,000	41,985
4.75% 4/15/18	75,000	81,386
7.50% 4/1/17	45,000	52,139
7.875% 9/1/20	103,000	128,094
Digital Realty Trust 5.25% 3/15/21	265,000	279,014
Duke Realty 3.625% 4/15/23	145,000	138,055
Prologis 3.35% 2/1/21	60,000	59,448
Regency Centers 4.80% 4/15/21	95,000	101,787
UDR 4.625% 1/10/22	185,000	196,274
WEA Finance 144A 4.625% 5/10/21 #	150,000	164,385
Weingarten Realty Investors 3.50% 4/15/23	135,000	127,669
WP Carey 4.60% 4/1/24	70,000	70,111

		2,182,778

Services – 0.56%
Ameristar Casinos 7.50% 4/15/21	55,000	59,813
Avis Budget Car Rental 5.50% 4/1/23	96,000	97,200
H&E Equipment Services 7.00% 9/1/22	55,000	60,775
Korea Expressway 144A 1.875% 10/22/17 #	200,000	200,807
MGM Resorts International 11.375% 3/1/18	75,000	97,313
PHH 7.375% 9/1/19	40,000	44,400
Pinnacle Entertainment 8.75% 5/15/20	20,000	21,975
Standard Pacific 10.75% 9/15/16	42,000	50,610
United Rentals North America 5.75% 11/15/24	110,000	110,963
Wynn Las Vegas 144A 4.25% 5/30/23 #	50,000	48,375

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
Wynn Las Vegas 5.375% 3/15/22	50,000	$52,438

		844,669

Technology – 1.85%
Activision Blizzard 144A 6.125% 9/15/23 #	100,000	109,125
Avaya 144A 7.00% 4/1/19 #	40,000	39,900
Baidu 3.25% 8/6/18	200,000	204,714
BMC Software Finance 144A 8.125% 7/15/21 #	185,000	195,637
Broadridge Financial Solutions 3.95% 9/1/20	75,000	76,310
eBay 4.00% 7/15/42	55,000	48,841
EMC 2.65% 6/1/20	350,000	348,878
Equinix 4.875% 4/1/20	45,000	46,237
5.375% 4/1/23	100,000	102,500
Fidelity National Information Services 3.50% 4/15/23	140,000	133,309
First Data 11.25% 1/15/21	145,000	166,206
11.75% 8/15/21	60,000	63,300
Freescale Semiconductor 144A 6.00% 1/15/22 #	50,000	53,187
Google 3.375% 2/25/24	85,000	85,323
International Business Machines 3.625% 2/12/24	135,000	136,399
Jabil Circuit 7.75% 7/15/16	9,000	10,260
Microsoft 2.125% 11/15/22	35,000	32,463
National Semiconductor 6.60% 6/15/17	170,000	197,658
NCR Escrow 144A 6.375% 12/15/23 #	105,000	112,087
NetApp 2.00% 12/15/17	55,000	55,621
3.25% 12/15/22	115,000	107,506
Seagate HDD Cayman 144A 3.75% 11/15/18 #	40,000	41,300
144A 4.75% 6/1/23 #	60,000	59,550
SunGard Availability Services Capital 144A 8.75% 4/1/22 #	45,000	45,281
Thermo Fisher Scientific 2.40% 2/1/19	110,000	109,664
4.15% 2/1/24	75,000	77,318
Total System Services 2.375% 6/1/18	15,000	14,805

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Total System Services 3.75% 6/1/23	45,000	$42,814
VeriSign 4.625% 5/1/23	55,000	53,075
Xerox 6.35% 5/15/18	5,000	5,783

		2,775,051

Telecommunications – 3.54%
AT&T 2.30% 3/11/19	90,000	89,639
3.90% 3/11/24	135,000	134,893
CC Holdings 3.849% 4/15/23	50,000	48,730
CenturyLink 5.80% 3/15/22	165,000	169,537
6.75% 12/1/23	80,000	85,300
Cisco Systems 2.90% 3/4/21	110,000	110,113
3.625% 3/4/24	65,000	65,678
Columbus International 144A 11.50% 11/20/14 #	120,000	128,250
Crown Castle Towers 144A 4.883% 8/15/20 #	360,000	390,883
Digicel 144A 8.25% 9/1/17 #	110,000	114,950
Digicel Group 144A 8.25% 9/30/20 #	200,000	214,500
DigitalGlobe 5.25% 2/1/21	20,000	19,850
Hughes Satellite Systems 7.625% 6/15/21	35,000	39,637
Intelsat Jackson Holdings 144A 5.50% 8/1/23 #	80,000	78,700
Intelsat Luxembourg 144A 7.75% 6/1/21 #	85,000	89,781
144A 8.125% 6/1/23 #	165,000	175,519
Interpublic Group 3.75% 2/15/23	60,000	58,452
4.20% 4/15/24	50,000	49,906
Juniper Networks 4.50% 3/15/24	100,000	101,443
Lamar Media 5.00% 5/1/23	70,000	70,350
Level 3 Financing 144A 6.125% 1/15/21 #	50,000	52,875
7.00% 6/1/20	65,000	70,769
MDC Partners 144A 6.75% 4/1/20 #	75,000	79,313
MetroPCS Wireless 6.625% 11/15/20	30,000	32,137
Millicom International Cellular 144A 6.625% 10/15/21 #	200,000	212,500

(continues)                             79

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
MTS International Funding 144A 8.625% 6/22/20 #	100,000	$114,500
Rogers Communications 5.00% 3/15/44	95,000	96,016
SBA Tower Trust 144A 2.24% 4/16/18 #	55,000	54,064
SES 144A 3.60% 4/4/23 #	235,000	228,388
SES Global Americas Holdings 144A 2.50% 3/25/19 #	15,000	14,926
144A 5.30% 3/25/44 #	150,000	150,874
Sprint 144A 7.125% 6/15/24 #	185,000	194,713
144A 7.25% 9/15/21 #	110,000	120,313
144A 7.875% 9/15/23 #	30,000	33,075
Sprint Capital 6.90% 5/1/19	80,000	88,200
Telefonica Emisiones SAU 4.57% 4/27/23	150,000	153,754
6.421% 6/20/16	80,000	88,631
Telemar Norte Leste 144A 5.50% 10/23/20 #	200,000	199,000
T-Mobile USA 6.125% 1/15/22	80,000	84,100
Verizon Communications 4.15% 3/15/24	85,000	86,531
5.05% 3/15/34	65,000	66,892
5.15% 9/15/23	280,000	306,988
6.40% 9/15/33	45,000	53,584
6.55% 9/15/43	35,000	42,747
Virgin Media Secured Finance 6.50% 1/15/18	200,000	207,500
Windstream 7.50% 4/1/23	25,000	26,375
7.75% 10/1/21	50,000	54,000
Zayo Group 10.125% 7/1/20	140,000	162,925
		5,311,801
Transportation – 0.76%
Air Medical Group Holdings 9.25% 11/1/18	43,000	46,601
Brambles USA 144A 3.95% 4/1/15 #	50,000	51,428
Burlington Northern Santa Fe 3.85% 9/1/23	240,000	243,722
DP World 144A 6.85% 7/2/37 #	100,000	108,650
DP World Sukuk 144A 6.25% 7/2/17 #	100,000	111,130
ERAC USA Finance 144A 5.25% 10/1/20 #	220,000	245,622

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Hunt (J.B.) Transport Services 2.40% 3/15/19	20,000	$19,855
3.85% 3/15/24	55,000	55,001
Norfolk Southern 4.80% 8/15/43	85,000	87,682
United Parcel Service 5.125% 4/1/19	145,000	164,542
		1,134,233
Utilities – 3.66%
AES 5.50% 3/15/24	185,000	184,075
7.375% 7/1/21	33,000	37,785
AES Gener 144A 8.375% 12/18/73 #•	200,000	212,500
Ameren Illinois 9.75% 11/15/18	235,000	308,161
American Transmission Systems 144A 5.25% 1/15/22 #	205,000	221,278
Calpine 144A 6.00% 1/15/22 #	125,000	131,875
CenterPoint Energy 5.95% 2/1/17	125,000	139,810
Cleveland Electric Illuminating 5.50% 8/15/24	80,000	90,465
CMS Energy 6.25% 2/1/20	95,000	111,577
ComEd Financing III 6.35% 3/15/33	90,000	89,100
Electricite de France 144A 4.60% 1/27/20 #	95,000	103,549
144A 5.25% 1/29/49 #•	310,000	311,240
Enel 144A 8.75% 9/24/73 #•	200,000	224,920
Entergy Arkansas 3.70% 6/1/24	35,000	35,597
Entergy Louisiana 4.05% 9/1/23	215,000	225,121
Exelon Generation 4.25% 6/15/22	180,000	182,866
Great Plains Energy 4.85% 6/1/21	65,000	70,302
5.292% 6/15/22	190,000	211,082
Integrys Energy Group 6.11% 12/1/66 •	145,000	146,539
Ipalco Enterprises 5.00% 5/1/18	55,000	58,437
LG&E & KU Energy 3.75% 11/15/20	100,000	102,913
4.375% 10/1/21	165,000	173,895

	Principal Amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
MidAmerican Energy Holdings 144A 3.75% 11/15/23 #	125,000	$124,602
National Rural Utilities Cooperative Finance 4.75% 4/30/43 •	115,000	108,963
NextEra Energy Capital Holdings 3.625% 6/15/23	50,000	48,456
6.35% 10/1/66 •	155,000	152,374
6.65% 6/15/67 •	5,000	5,041
NiSource Finance 6.125% 3/1/22	240,000	276,934
NRG Energy 7.875% 5/15/21	40,000	44,200
NV Energy 6.25% 11/15/20	160,000	187,051
Pennsylvania Electric 5.20% 4/1/20	110,000	120,428
PPL Capital Funding 6.70% 3/30/67 •	75,000	75,425
Public Service New Hampshire 3.50% 11/1/23	70,000	70,286
Public Service Oklahoma 5.15% 12/1/19	310,000	345,194
Puget Energy 6.00% 9/1/21	45,000	51,926
Puget Sound Energy 6.974% 6/1/67 •	176,000	181,436
SCANA 4.125% 2/1/22	115,000	116,112
Wisconsin Energy 6.25% 5/15/67 •	200,000	206,145
		5,487,660
Total Corporate Bonds (cost $49,057,478)		50,739,940

Municipal Bonds – 0.33%
California Statewide Communities Development Authority (Kaiser Permanente) Series A 5.00% 4/1/42	35,000	36,523
Golden State, California Tobacco Securitization Asset-Backed Senior Notes Series A-1 5.125% 6/1/47	80,000	59,381
5.75% 6/1/47	90,000	73,219
New Jersey State Transportation Trust Fund Series A 5.00% 6/15/42	15,000	15,671
Series AA 5.00% 6/15/44	50,000	52,421

	Principal Amount°	Value (U.S. $)
Municipal Bonds (continued)
New York City Transitional Finance Authority (New York City Recovery) Series 13 5.00% 11/1/22	45,000	$53,309
New York City Water & Sewer System Series BB 5.00% 6/15/47	15,000	15,839
New York City, New York Series I 5.00% 8/1/22	35,000	40,819
New York State Thruway Authority Series A 5.00% 5/1/19	45,000	52,143
State of Maryland Local Facilities Series A 5.00% 8/1/21	45,000	54,038
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) Series AMT 6.75% 6/30/43	35,000	39,052
Total Municipal Bonds (cost $475,988)		492,415

Non-Agency Asset-Backed Securities – 0.73%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	110,013
AEP Texas Central Transition Funding III Series 2012-1 A2 1.976% 6/1/21	100,000	98,963
Ally Master Owner Trust Series 2013-2 A 0.605% 4/15/18 •	105,000	105,216
Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19 #	100,000	98,965
California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18 #	85,668	86,160
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	100,000	114,194
Chase Issuance Trust Series 2014-A2 A 2.77% 3/15/23	125,000	124,913

(continues)                             81

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

	Principal Amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
FRS I Series 2013-1A A1 144A 1.80% 4/15/43 #	85,495	$84,955
Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18 #	100,000	99,566
Trafigura Securitisation Finance Series 2012-1A A 144A 2.555% 10/15/15 #—	170,000	171,939

Total Non-Agency Asset-Backed Securities (cost $1,095,023)		1,094,884

Non-Agency Collateralized Mortgage Obligations – 0.20%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	2,724	2,817
Series 2005-6 7A1 5.50% 7/25/20	2,041	2,082
ChaseFlex Trust Series 2006-1 A4 5.246% 6/25/36 —	100,000	87,638
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	64,415	64,548
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	67,307	67,300
Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34 ¿	40,260	41,578
Wells Fargo Mortgage-Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36	21,551	22,044
Series 2006-AR5 2A1 2.615% 4/25/36 —	14,169	13,683

Total Non-Agency Collateralized Mortgage Obligations (cost $255,470)		301,690

Senior Secured Loans – 6.69%«
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	220,350	220,659

	Principal Amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Allegion U.S. Holding Tranche B 3.00% 9/27/20	264,338	$264,833
Aramark Tranche E 3.25% 9/7/19	125,000	124,180
Azure Midstream Tranche B 6.50% 11/15/18	148,125	150,995
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	244,074	245,309
Burlington Coat Factory Warehouse Tranche B2 4.25% 2/23/17	230,279	231,682
Calpine Construction Finance Tranche B 3.00% 5/3/20	287,825	283,456
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	14,847	14,875
Clear Channel Communications Tranche B 3.88% 1/29/16	425,000	420,388
Community Health Systems Tranche D 4.25% 1/27/21	174,546	176,236
Community Health Systems Tranche E 3.48% 1/25/17	44,904	45,272
Davita Tranche B 4.50% 10/20/16	68,582	68,739
Delta Air Lines Tranche B 1st Lien 3.50% 4/20/17	77,971	78,243
Drillships Financing Holdings Tranche B1 6.00% 3/31/21	84,575	86,496
Emdeon 1st Lien 3.75% 11/2/18	131,511	131,771
First Data Corp Tranche B 1st Lien 4.23% 3/24/21	292,556	293,501
Gray Television 4.75% 10/12/19	25,784	25,964
HCA Tranche B4 2.98% 5/1/18	313,425	313,817
HCA Tranche B5 1st Lien 2.98% 3/31/17	237,805	238,028
Hilton Worldwide Finance Tranche B2 3.75% 10/25/20	522,000	523,566
Houghton International 1st Lien 4.00% 12/20/19	350,563	351,658
Huntsman International Tranche B 3.75% 10/15/20	350,000	351,444
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	88,202	88,656
Immucor Tranche B2 5.00% 8/17/18	293,859	295,696

	Principal Amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	273,448	$274,472
KIK Custom Products 1st Lien 5.50% 4/29/19	750,000	750,000
Landry’s Tranche B 4.75% 4/24/18	84,844	85,491
Level 3 Financing Tranche B 4.00% 1/15/20	125,000	125,391
Moxie Liberty Tranche B 7.50% 8/21/20	10,000	10,275
MultiPlan Tranche B 4.00% 8/18/17	31,017	31,133
NEP 4.25% 1/22/20	90,000	90,488
Novelis Tranche B 3.75% 3/10/17	92,803	92,966
Nuveen Investments 1st Lien 4.23% 5/13/17	115,000	115,485
Nuveen Investments 2nd Lien 6.50% 2/28/19	470,000	472,174
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	219,725	219,656
Patheon 4.25% 3/11/21	55,000	54,805
Ply Gem Industries 1st Lien 4.00% 1/30/21	230,000	230,575
Remy International Tranche B 1st Lien 4.25% 3/5/20	61,401	61,555
Samson Investment 2nd Lien 5.00% 9/25/18	120,000	121,245
Scientific Games International 4.25% 10/18/20	144,638	145,014
Sensus USA 2nd Lien 8.50% 5/9/18	85,000	85,584
Smart & Final Tranche B 1st Lien 4.50% 11/15/19	45,425	45,558
Sprouts Farmers 4.00% 4/23/20	109,822	109,994
SunGard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19	315,000	316,280
Truven Health Analytics Tranche B 4.50% 6/6/19	19,701	19,553
Univision Communications Tranche C4 4.00% 3/1/20	323,254	323,557
USI Insurance Services Tranche B 1st Lien 4.25% 12/30/19	88,878	89,323
Valeant Pharmaceuticals International Tranche BE 3.75% 8/5/20	228,503	229,871
Visant 5.25% 12/22/16	64,241	63,866

		Principal Amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Wide Open West Finance 4.75% 4/1/19		430,650	$432,342
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		402,253	403,049

Total Senior Secured Loans (cost $9,939,914)			10,025,166

Sovereign Bonds – 1.00%Δ
Brazil – 0.08%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/17	BRL	277,000	115,856

			115,856

Gabon – 0.14%
Gabonese Republic 144A 6.375% 12/12/24 #		200,000	212,500

			212,500

Germany – 0.06%
Bundesrepublik Deutschland 1.50% 2/15/23	EUR	59,700	83,010

			83,010

Hungary – 0.04%
Hungary Government International Bond 4.00% 3/25/19		66,000	65,703

			65,703

Iceland – 0.07%
Republic of Iceland 144A 5.875% 5/11/22 #		100,000	108,551

			108,551

Indonesia – 0.15%
Perusahaan Penerbit Indonesia 144A 6.125% 3/15/19 #		200,000	219,500

			219,500

Mexico – 0.01%
Mexican Bonos 6.50% 6/10/21	MXN	101,000	8,107

			8,107

Norway – 0.06%
Norway Government Bond 4.25% 5/19/17	NOK	136,000	24,461
5.00% 5/15/15	NOK	350,000	60,756

			85,217

(continues)                             83

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

		Principal Amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Panama – 0.05%
Panama Government International Bond 8.875% 9/30/27		57,000	$79,230

			79,230

Poland – 0.05%
Poland Government Bond 4.00% 10/25/23	PLN	72,000	23,400
5.75% 10/25/21	PLN	161,000	59,047

			82,447

Republic of Korea – 0.06%
Korea Treasury Inflation Linked Bond 1.125% 6/10/23	KRW	101,184,124	90,831

			90,831

Romania – 0.04%
Romanian Government International Bond 144A 4.875% 1/22/24 #		62,000	62,930

			62,930

Slovenia – 0.14%
Slovenia Government International Bond 144A 5.25% 2/18/24 #		200,000	207,964

			207,964

Sweden – 0.05%
Sweden Government Bond 1.50% 11/13/23	SEK	165,000	24,121
4.25% 3/12/19	SEK	155,000	27,173
5.00% 12/1/20	SEK	150,000	27,930

			79,224

Total Sovereign Bonds (cost $1,440,623)			1,501,070

Supranational Banks – 0.13%
European Investment Bank 3.25% 1/29/24		180,000	182,314
International Bank for Reconstruction & Development 2.865% 9/24/18 —	AUD	18,000	16,702

Total Supranational Banks (cost $196,219)			199,016

U.S. Treasury Obligations – 3.15%
U.S. Treasury Bonds 3.625% 2/15/44		1,970,000	1,993,086

		Principal Amount°	Value (U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds 3.75% 11/15/43		1,185,000	$1,227,031
U.S. Treasury Notes 1.50% 2/28/19		95,000	94,057
2.75% 2/15/24 ¥		1,400,000	1,403,172

Total U.S. Treasury Obligations (cost $4,713,713)			4,717,346

		Number of Shares
Preferred Stock – 0.37%
Alabama Power 5.625%		2,305	55,873
Integrys Energy Group 6.00% —		3,500	88,235
National Retail Properties 5.70%		2,120	44,393
Public Storage 5.20%		2,050	43,091
U.S. Bancorp 3.50% —		400	326,548

Total Preferred Stock (cost $529,877)			558,140

Right – 0.00%
Banco Bilbao Vizcaya Argentaria †	EUR	3,950	925

Total Right (cost $929)			925

		Number of Contracts
Option Purchased – 0.00%
Currency Call Option – 0.00%
USD vs CAD strike price CAD 1.144, expiration date 5/13/14		140,785	172

Total Option Purchased (cost $662)			172

		Principal Amount°
Short-Term Investments – 4.66%
Discount Note – 0.92%≠
Federal Home Loan Bank 0.05% 4/23/14		1,384,854	1,384,838

			1,384,838

	Principal Amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 0.18%
Bank of America Merrill Lynch 0.02%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $156,689 (collateralized by U.S. government obligations 0.00% - 1.00% 2/28/17 - 11/15/27; market value $159,823)	156,689	$156,689
Bank of Montreal 0.04%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $52,230 (collateralized by U.S. government obligations 1.25% - 2.125% 10/31/18 - 1/31/21; market value $53,274)	52,230	52,230
BNP Paribas 0.05%, dated 3/31/14, to be repurchased on 4/1/14, repurchase price $53,081 (collateralized by U.S. government obligations 0.50% 6/15/16; market value $54,143)	53,081	53,081

		262,000

U.S. Treasury Obligations – 3.56%≠
U.S. Treasury Bills 0.02% 4/17/14	678,835	678,829
0.056% 4/24/14	3,427,971	3,427,913
0.093% 11/13/14	1,227,042	1,226,561

		5,333,303

Total Short-Term Investments (cost $6,979,819)		6,980,141

Total Value of Securities – 103.88% (cost $135,012,568)		$155,670,298

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2014, the aggregate value of Rule 144A securities was $18,567,832, which represents 12.39% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
T	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2014, the aggregate value of fair valued securities was $178,380, which represents 0.12% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
—	Variable rate security. The rate shown is the rate as of March 31, 2014. Interest rates reset periodically.
¥	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
S	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2014.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2014.

(continues)                             85

Schedules of investments

Delaware Foundation® Conservative Allocation Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2014:1

Foreign Currency Exchange Contracts

Counter- party	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	CAD	132,541	USD	(119,503)	4/25/14	$336
BAML	EUR	(51,083)	USD	71,104	4/25/14	734
BAML	GBP	169,595	USD	(281,721)	4/25/14	974
BAML	NOK	(150,804)	USD	25,334	4/25/14	172
BAML	NZD	(77,316)	USD	66,040	4/24/14	(926)
BCLY	MXN	118,502	USD	(8,948)	4/25/14	112
BNP	AUD	(101,526)	USD	91,907	4/24/14	(2,084)
BNYM	CHF	(18,289)	USD	20,608	4/1/14	(82)
BNYM	CHF	(2,521)	USD	2,840	4/2/14	(11)
BNYM	JPY	(158,784)	USD	1,536	4/1/14	(3)
GSC	GBP	(27,116)	USD	45,170	4/25/14	(29)
JPMC	AUD	(95,613)	USD	86,650	4/24/14	(1,866)
JPMC	GBP	(85,479)	USD	141,190	4/25/14	(1,295)
JPMC	KRW	(72,650,800)	USD	67,911	4/25/14	(227)
JPMC	PLN	(137,330)	USD	45,250	4/25/14	(92)
MSC	IDR	362,558,110	USD	(31,706)	4/25/14	151
MSC	TRY	521	USD	(236)	4/25/14	6
TD	CAD	(125,101)	USD	111,986	4/25/14	(1,126)
TD	EUR	(140,785)	USD	194,105	4/25/14	162
TD	JPY	(1,221,492)	USD	12,194	4/25/14	357
UBS	CAD	(101,794)	USD	91,838	4/25/14	(201)

						$(4,938)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8)	E-mini MSCI EAFE Index	$(735,577)	$(758,000)	6/23/14	$(22,423)
(16)	E-mini MSCI Emerging Markets Index	(740,960)	(788,880)	6/23/14	(47,920)
(15)	E-mini S&P 500 Index	(1,385,835)	(1,398,450)	6/23/14	(12,615)
(8)	U.S. Treasury 5 yr Note	(950,602)	(951,625)	7/1/14	(1,023)
4	U.S. Treasury Long Bond	531,557	532,875	6/19/14	1,318

		$(3,281,417)			$(82,663)

Swap Contracts

CDS Contracts2

Counter- party	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC-ICE	CDX.NA.HY.21	$450,000	5.00%	12/20/18	$(2,540)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

86

Summary of abbreviations:

ADR – American Depositary Receipt

AMT – Subject to Alternative Minimum Tax

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BAML – Bank of America Merrill Lynch

BCLY – Barclays Bank

BNP – Banque Paribas

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CAD – Canadian Dollar

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CHF – Swiss Franc

CVA – Dutch Certificate

DB – Deutsche Bank

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

GBP – British Pound Sterling

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association collateral

GSC – Goldman Sachs Capital

HSBC – Hong Kong Shanghai Bank

ICE – IntercontinentalExchange, Inc.

IDR – Indonesian Rupiah

JPMC – JPMorgan Chase Bank

JPY – Japanese Yen

KRW – South Korean Won

MSC – Morgan Stanley Capital

MXN – Mexican Peso

NCUA – National Credit Union Administration

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PIK – Pay-in-kind

PLN – Polish Zloty

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

SEK – Swedish Krona

S.F. – Single Family

TBA – To be announced

TD – Toronto Dominion Bank

TRY – Turkish Lira

UBS – Union Bank of Switzerland

USD – United States Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Foundation Funds®

March 31, 2014 (Unaudited)

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Assets:
Investments, at value[1]	$91,707,986	$329,044,528	$148,690,157
Short-term investments, at value[2]	1,146,716	12,439,214	6,980,141
Cash collateral for futures contracts	159,000	—	—
Foreign currencies, at value[3]	67,196	276,686	308,704
Cash	37,916	284,189	177,615
Receivable for securities sold	786,466	6,345,760	3,914,563
Dividends and interest receivable	363,267	1,812,927	1,018,335
Receivable for fund shares sold	120,713	108,801	143,926
Unrealized gain on foreign currency exchange contracts	742	3,186	3,004

Total assets	94,390,002	350,315,291	161,236,445

Liabilities:
Payable for securities purchased	1,895,015	15,124,698	10,849,902
Variation margin payable on futures contracts	20,275	62,447	21,680
Payable for fund shares redeemed	1,841	173,533	226,084
Annual protection payments on credit default swap contracts	142	1,083	750
Income distributions payable	—	3,902	221
Other accrued expenses	70,313	43,853	95,352
Other affiliates payable	25,943	156,262	42,181
Investment management fees payable	22,191	166,119	62,452
Distribution fees payable to affiliates	21,904	73,651	44,054
Trustees’ fees and expenses payable	264	942	432
Unrealized loss on foreign currency exchange contracts	1,651	12,137	7,942
Unrealized loss on credit default swap contracts[4]	6,760	51,695	35,789

Total liabilities	2,066,299	15,870,322	11,386,839

Total Net Assets	$92,323,703	$334,444,969	$149,849,606

Net Assets Consist of:
Paid-in capital	$66,012,192	$256,362,520	$128,233,104
Undistributed (distributions in excess of) net investment income	269,667	402,777	(365,892)
Undistributed net realized gain	2,511,359	7,488,600	1,438,399
Net unrealized appreciation of investments and derivatives	23,530,485	70,191,072	20,543,995

Total Net Assets	$92,323,703	$334,444,969	$149,849,606

[1]Investments, at cost	$68,078,225	$258,568,934	$128,032,749
[2]Short-term investments, at cost	1,146,668	12,438,903	6,979,819
[3]Foreign currencies, at cost	66,292	276,359	312,964
[4]Including upfront payments received	6,280	48,026	33,249

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund

Net Asset Value

Class A:
Net assets	$39,065,521	$202,377,428	$52,875,703
Shares of beneficial interest outstanding, unlimited authorization, no par	3,436,345	16,163,604	4,913,387
Net asset value per share	$11.37	$12.52	$10.76
Sales charge	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$12.06	$13.28	$11.42

Class B:
Net assets	$772,363	$901,685	$155,885
Shares of beneficial interest outstanding, unlimited authorization, no par	69,454	72,016	14,370
Net asset value per share	$11.12	$12.52	$10.85

Class C:
Net assets	$8,586,753	$27,083,464	$35,393,876
Shares of beneficial interest outstanding, unlimited authorization, no par	773,059	2,162,444	3,281,488
Net asset value per share	$11.11	$12.52	$10.79

Class R:
Net assets	$15,098,664	$24,295,179	$7,106,270
Shares of beneficial interest outstanding, unlimited authorization, no par	1,336,255	1,946,003	660,444
Net asset value per share	$11.30	$12.48	$10.76

Institutional Class:
Net assets	$28,800,402	$79,787,213	$54,317,872
Shares of beneficial interest outstanding, unlimited authorization, no par	2,519,835	6,369,547	5,039,291
Net asset value per share	$11.43	$12.53	$10.78

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Foundation Funds®

Six Months Ended March 31, 2014 (Unaudited)

	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Investment Income:
Dividends	$816,004	$2,183,278	$686,279
Interest	352,939	2,557,095	1,685,929
Foreign tax withheld	(25,520)	(66,251)	(20,548)

	1,143,423	4,674,122	2,351,660

Expenses:
Management fees	312,723	1,092,885	497,826
Distribution expenses - Class A	53,932	247,725	83,226
Distribution expenses - Class B	5,114	5,658	1,130
Distribution expenses - Class C	40,846	127,120	166,191
Distribution expenses - Class R	37,591	59,859	16,791
Dividend disbursing and transfer agent fees and expenses	105,065	197,900	148,668
Registration fees	34,383	35,401	39,578
Audit and tax	30,623	30,646	18,999
Custodian fees	27,089	44,047	29,225
Accounting and administration expenses	17,508	61,134	27,832
Reports and statements to shareholders	11,168	31,706	19,363
Legal fees	10,622	36,679	14,512
Trustees’ fees and expenses	2,541	8,824	3,998
Other	25,505	31,350	28,128

	714,710	2,010,934	1,095,467
Less expenses waived	(143,908)	(56,966)	(153,971)
Less waived distribution expenses - Class B	(3,836)	(4,244)	(847)
Less expense paid indirectly	(93)	(18)	(46)

Total operating expenses	566,873	1,949,706	940,603

Net Investment Income	576,550	2,724,416	1,411,057

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,908,449	10,741,419	3,096,827
Foreign currencies	(32,137)	(302,541)	(126,996)
Foreign currency exchange contracts	(38,316)	(157,592)	(97,478)
Futures contracts	79,665	467,714	349,820
Swap contracts	1,610	3,690	2,143

Net realized gain	3,919,271	10,752,690	3,224,316

Net change in unrealized appreciation (depreciation) of:
Investments	1,872,455	6,174,442	3,021,072
Foreign currencies	(3,275)	(7,396)	(4,524)
Foreign currency exchange contracts	239	4,364	10,411
Futures contracts	(133,861)	(490,106)	(246,312)
Swap contracts	(1,316)	(9,929)	(6,798)

Net change in unrealized appreciation (depreciation)	1,734,242	5,671,375	2,773,849

Net Realized and Unrealized Gain	5,653,513	16,424,065	5,998,165

Net Increase in Net Assets Resulting from Operations	$6,230,063	$19,148,481	$7,409,222

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Growth Allocation Fund
	Six months ended 3/31/14 (Unaudited)	Year ended 9/30/13
Increase in Net Assets from Operations:
Net investment income	$576,550	$1,406,937
Net realized gain	3,919,271	5,854,896
Net change in unrealized appreciation (depreciation)	1,734,242	7,123,380

Net increase in net assets resulting from operations	6,230,063	14,385,213

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(603,850)	(601,773)
Class B	(12,160)	(22,440)
Class C	(48,978)	(46,076)
Class R	(157,594)	(145,514)
Institutional Class	(351,106)	(602,069)

Net realized gain:
Class A	(3,111,229)	(116,203)
Class B	(62,653)	(4,333)
Class C	(552,240)	(17,915)
Class R	(996,815)	(33,953)
Institutional Class	(1,526,037)	(99,751)

	(7,422,662)	(1,690,027)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,508,083	7,747,655
Class B	7,962	24,891
Class C	1,157,824	1,879,286
Class R	837,914	2,475,583
Institutional Class	14,357,863	13,820,089

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,683,355	705,594
Class B	74,082	26,269
Class C	587,450	62,171
Class R	1,150,296	178,791
Institutional Class	1,528,053	692,346

	26,892,882	27,612,675

	Delaware Foundation® Growth Allocation Fund
	Six months ended 3/31/14 (Unaudited)	Year ended 9/30/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(16,398,836)	$(7,999,329)
Class B	(422,685)	(859,169)
Class C	(738,057)	(1,673,800)
Class R	(1,316,033)	(1,791,189)
Institutional Class	(12,416,188)	(30,584,478)

	(31,291,799)	(42,907,965)

Decrease in net assets derived from capital share transactions	(4,398,917)	(15,295,290)

Net Decrease in Net Assets	(5,591,516)	(2,600,104)
Net Assets:
Beginning of period	97,915,219	100,515,323

End of period	$92,323,703	$97,915,219

Undistributed net investment income	$269,667	$866,805

See accompanying notes, which are an integral part of the financial statements.

(continues)                                                 93

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Moderate Allocation Fund
	Six months ended 3/31/14 (Unaudited)	Year ended 9/30/13
Increase in Net Assets from Operations:
Net investment income	$2,724,416	$6,918,187
Net realized gain	10,752,690	21,274,684
Net change in unrealized appreciation (depreciation)	5,671,375	11,777,357

Net increase in net assets resulting from operations	19,148,481	39,970,228

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,097,962)	(3,905,529)
Class B	(4,871)	(20,718)
Class C	(95,712)	(191,284)
Class R	(113,783)	(348,933)
Institutional Class	(482,783)	(2,333,645)
Net realized gain:
Class A	(11,302,237)	—
Class B	(56,210)	—
Class C	(1,280,965)	—
Class R	(1,219,067)	—
Institutional Class	(3,219,383)	—

	(18,872,973)	(6,800,109)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,068,385	15,204,633
Class B	542	80,339
Class C	5,211,418	8,337,921
Class R	1,610,317	3,085,640
Institutional Class	24,348,321	33,612,374
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	11,173,983	3,359,707
Class B	61,039	20,667
Class C	1,301,892	177,909
Class R	1,332,848	348,933
Institutional Class	1,672,343	1,533,573

	52,781,088	65,761,696

	Delaware Foundation® Moderate Allocation Fund
	Six months ended 3/31/14 (Unaudited)	Year ended 9/30/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(35,581,142)	$(30,435,324)
Class B	(350,142)	(1,167,703)
Class C	(2,207,633)	(3,791,294)
Class R	(2,219,677)	(4,684,092)
Institutional Class	(12,998,113)	(123,151,298)

	(53,356,707)	(163,229,711)

Decrease in net assets derived from capital share transactions	(575,619)	(97,468,015)

Net Decrease in Net Assets	(300,111)	(64,297,896)
Net Assets:
Beginning of period	334,745,080	399,042,976

End of period	$334,444,969	$334,745,080

Undistributed (distributions in excess of) net investment income	$402,777	$(526,528)

See accompanying notes, which are an integral part of the financial statements.

(continues)                             95

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation® Conservative Allocation Fund
	Six months ended 3/31/14 (Unaudited)	Year ended 9/30/13
Increase in Net Assets from Operations:
Net investment income	$1,411,057	$2,765,688
Net realized gain	3,224,316	1,995,739
Net change in unrealized appreciation (depreciation)	2,773,849	4,188,491

Net increase in net assets resulting from operations	7,409,222	8,949,918

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(726,511)	(1,450,356)
Class B	(1,959)	(6,825)
Class C	(229,219)	(300,443)
Class R	(69,043)	(83,103)
Institutional Class	(545,902)	(826,278)
Net realized gain:
Class A	(1,716,124)	(519,107)
Class B	(4,304)	(3,069)
Class C	(658,350)	(162,768)
Class R	(146,792)	(31,406)
Institutional Class	(592,650)	(304,669)

	(4,690,854)	(3,688,024)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,675,117	21,419,187
Class B	3,265	56,413
Class C	6,990,951	13,308,967
Class R	2,079,751	2,517,318
Institutional Class	36,000,445	13,810,860
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,387,079	1,935,029
Class B	6,262	9,575
Class C	841,142	428,577
Class R	215,835	114,378
Institutional Class	1,066,301	1,086,677

	59,266,148	54,686,981

	Delaware Foundation® Conservative Allocation Fund
	Six months ended 3/31/14 (Unaudited)	Year ended 9/30/13
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(41,757,788)	$(20,359,289)
Class B	(113,867)	(328,403)
Class C	(4,175,402)	(7,452,155)
Class R	(926,954)	(1,458,282)
Institutional Class	(14,463,445)	(31,768,360)

	(61,437,456)	(61,366,489)

Decrease in net assets derived from capital share transactions	(2,171,308)	(6,679,508)

Net Increase (Decrease) in Net Assets	547,060	(1,417,614)
Net Assets:
Beginning of period	149,302,546	150,720,160

End of period	$149,849,606	$149,302,546

Distributions in excess of net investment income	$(365,892)	$(204,315)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/14[1]	Year ended
		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$11.550	$10.220	$8.970	$9.390	$8.670	$8.340

Income (loss) from investment operations:
Net investment income[2]	0.070	0.148	0.143	0.158	0.158	0.191
Net realized and unrealized gain (loss)	0.679	1.355	1.506	(0.426)	0.745	0.385

Total from investment operations	0.749	1.503	1.649	(0.268)	0.903	0.576

Less dividends and distributions from:
Net investment income	(0.151)	(0.145)	(0.148)	(0.152)	(0.183)	—
Net realized gain	(0.778)	(0.028)	(0.251)	—	—	(0.246)

Total dividends and distributions	(0.929)	(0.173)	(0.399)	(0.152)	(0.183)	(0.246)

Net asset value, end of period	$11.370	$11.550	$10.220	$8.970	$9.390	$8.670

Total return[3]	6.68%	14.92%	18.87%	(3.00%)	10.53%	7.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,066	$49,046	$42,992	$38,595	$37,248	$30,085
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.12%	1.11%
Ratio of expenses to average net assets prior to fees waived	1.45%	1.52%	1.53%	1.54%	1.66%	1.79%
Ratio of net investment income to average net assets	1.23%	1.37%	1.47%	1.58%	1.77%	2.65%
Ratio of net investment income to average net assets prior to fees waived	0.93%	1.00%	1.09%	1.19%	1.23%	1.97%
Portfolio turnover	36%	104%	109%	110%	98%	94%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/14[1]	Year ended
		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$11.320	$10.020	$8.800	$9.170	$8.480	$8.230

Income (loss) from investment operations:
Net investment income[2]	0.069	0.144	0.140	0.135	0.089	0.138
Net realized and unrealized gain (loss)	0.660	1.329	1.479	(0.419)	0.728	0.358

Total from investment operations	0.729	1.473	1.619	(0.284)	0.817	0.496

Less dividends and distributions from:
Net investment income	(0.151)	(0.145)	(0.148)	(0.086)	(0.127)	—
Net realized gain	(0.778)	(0.028)	(0.251)	—	—	(0.246)

Total dividends and distributions	(0.929)	(0.173)	(0.399)	(0.086)	(0.127)	(0.246)

Net asset value, end of period	$11.120	$11.320	$10.020	$8.800	$9.170	$8.480

Total return[3]	6.64%	14.92%	18.89%	(3.18%)	9.71%	7.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$772	$1,121	$1,743	$2,437	$3,274	$3,797
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.35%	1.87%	1.86%
Ratio of expenses to average net assets prior to fees waived	2.20%	2.22%	2.23%	2.24%	2.36%	2.49%
Ratio of net investment income to average net assets	1.23%	1.37%	1.47%	1.38%	1.02%	1.90%
Ratio of net investment income to average net assets prior to fees waived	0.18%	0.30%	0.39%	0.49%	0.53%	1.27%
Portfolio turnover	36%	104%	109%	110%	98%	94%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                             99

Financial highlights

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	3/31/14[1] (Unaudited)	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$11.270	$9.980	$8.760	$9.180	$8.490	$8.240

Income (loss) from investment operations:
Net investment income[2]	0.027	0.066	0.068	0.081	0.089	0.138
Net realized and unrealized gain (loss)	0.660	1.324	1.479	(0.415)	0.728	0.358

Total from investment operations	0.687	1.390	1.547	(0.334)	0.817	0.496

Less dividends and distributions from:
Net investment income	(0.069)	(0.072)	(0.076)	(0.086)	(0.127)	—
Net realized gain	(0.778)	(0.028)	(0.251)	—	—	(0.246)

Total dividends and distributions	(0.847)	(0.100)	(0.327)	(0.086)	(0.127)	(0.246)

Net asset value, end of period	$11.110	$11.270	$9.980	$8.760	$9.180	$8.490

Total return[3]	6.26%	14.05%	18.04%	(3.73%)	9.70%	7.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,587	$7,687	$6,570	$6,043	$6,789	$5,078
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.90%	1.87%	1.86%
Ratio of expenses to average net assets prior to fees waived	2.20%	2.22%	2.23%	2.24%	2.36%	2.49%
Ratio of net investment income to average net assets	0.48%	0.62%	0.72%	0.83%	1.02%	1.90%
Ratio of net investment income to average net assets prior to fees waived	0.18%	0.30%	0.39%	0.49%	0.53%	1.27%
Portfolio turnover	36%	104%	109%	110%	98%	94%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/14[1]	Year ended
		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$11.480	$10.150	$8.910	$9.330	$8.610	$8.310

Income (loss) from investment operations:
Net investment income[2]	0.055	0.121	0.118	0.132	0.136	0.173
Net realized and unrealized gain (loss)	0.666	1.357	1.497	(0.424)	0.747	0.373

Total from investment operations	0.721	1.478	1.615	(0.292)	0.883	0.546

Less dividends and distributions from:
Net investment income	(0.123)	(0.120)	(0.124)	(0.128)	(0.163)	—
Net realized gain	(0.778)	(0.028)	(0.251)	—	—	(0.246)

Total dividends and distributions	(0.901)	(0.148)	(0.375)	(0.128)	(0.163)	(0.246)

Net asset value, end of period	$11.300	$11.480	$10.150	$8.910	$9.330	$8.610

Total return[3]	6.47%	14.75%	18.58%	(3.25%)	10.36%	7.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,099	$14,635	$12,156	$10,085	$8,136	$1,934
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.40%	1.37%	1.36%
Ratio of expenses to average net assets prior to fees waived	1.70%	1.82%	1.83%	1.84%	1.96%	2.09%
Ratio of net investment income to average net assets	0.98%	1.12%	1.22%	1.33%	1.52%	2.40%
Ratio of net investment income to average net assets prior to fees waived	0.68%	0.70%	0.79%	0.89%	0.93%	1.67%
Portfolio turnover	36%	104%	109%	110%	98%	94%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                             101

Financial highlights

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/14[1]	Year ended
		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$11.630	$10.280	$9.020	$9.440	$8.710	$8.360

Income (loss) from investment operations:
Net investment income[2]	0.085	0.175	0.168	0.184	0.181	0.209
Net realized and unrealized gain (loss)	0.672	1.372	1.516	(0.429)	0.751	0.387

Total from investment operations	0.757	1.547	1.684	(0.245)	0.932	0.596

Less dividends and distributions from:
Net investment income	(0.179)	(0.169)	(0.173)	(0.175)	(0.202)	—
Net realized gain	(0.778)	(0.028)	(0.251)	—	—	(0.246)

Total dividends and distributions	(0.957)	(0.197)	(0.424)	(0.175)	(0.202)	(0.246)

Net asset value, end of period	$11.430	$11.630	$10.280	$9.020	$9.440	$8.710

Total return[3]	6.72%	15.30%	19.19%	(2.76%)	10.84%	8.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,800	$25,426	$37,054	$30,452	$29,311	$12,291
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.87%	0.86%
Ratio of expenses to average net assets prior to fees waived	1.20%	1.22%	1.23%	1.24%	1.36%	1.49%
Ratio of net investment income to average net assets	1.48%	1.62%	1.72%	1.83%	2.02%	2.90%
Ratio of net investment income to average net assets prior to fees waived	1.18%	1.30%	1.39%	1.49%	1.53%	2.27%
Portfolio turnover	36%	104%	109%	110%	98%	94%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/14[1]	Year ended
		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$12.520	$11.520	$10.080	$10.410	$9.740	$8.950

Income (loss) from investment operations:
Net investment income[2]	0.103	0.210	0.202	0.225	0.249	0.271
Net realized and unrealized gain (loss)	0.617	1.006	1.444	(0.355)	0.817	0.708

Total from investment operations	0.720	1.216	1.646	(0.130)	1.066	0.979

Less dividends and distributions from:
Net investment income	(0.068)	(0.216)	(0.206)	(0.200)	(0.396)	(0.120)
Net realized gain	(0.652)	—	—	—	—	(0.069)

Total dividends and distributions	(0.720)	(0.216)	(0.206)	(0.200)	(0.396)	(0.189)

Net asset value, end of period	$12.520	$12.520	$11.520	$10.080	$10.410	$9.740

Total return[3]	5.88%	10.66%	16.46%	(1.39%)	11.06%	11.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$202,377	$220,891	$214,553	$197,639	$201,006	$195,233
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.13%	1.10%	1.12%
Ratio of expenses to average net assets prior to fees waived	1.16%	1.25%	1.25%	1.24%	1.33%	1.41%
Ratio of net investment income to average net assets	1.65%	1.75%	1.84%	2.05%	2.49%	3.20%
Ratio of net investment income to average net assets prior to fees waived	1.62%	1.63%	1.72%	1.94%	2.26%	2.91%
Portfolio turnover	58%	135%	157%	164%	134%	193%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                             103

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	3/31/14[1] (Unaudited)	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$12.520	$11.510	$10.080	$10.400	$9.700	$8.910

Income (loss) from investment operations:
Net investment income[2]	0.102	0.164	0.117	0.141	0.172	0.208
Net realized and unrealized gain (loss)	0.618	1.015	1.435	(0.342)	0.802	0.701

Total from investment operations	0.720	1.179	1.552	(0.201)	0.974	0.909

Less dividends and distributions from:
Net investment income	(0.068)	(0.169)	(0.122)	(0.119)	(0.274)	(0.050)
Net realized gain	(0.652)	—	—	—	—	(0.069)

Total dividends and distributions	(0.720)	(0.169)	(0.122)	(0.119)	(0.274)	(0.119)

Net asset value, end of period	$12.520	$12.520	$11.510	$10.080	$10.400	$9.700

Total return[3]	5.88%	10.23%	15.58%	(2.03%)	10.19%	10.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$902	$1,187	$2,107	$3,002	$4,110	$5,598
Ratio of expenses to average net assets	1.15%	1.51%	1.90%	1.90%	1.87%	1.89%
Ratio of expenses to average net assets prior to fees waived	1.93%	1.97%	1.97%	2.01%	2.06%	2.13%
Ratio of net investment income to average net assets	1.63%	1.37%	1.07%	1.28%	1.72%	2.43%
Ratio of net investment income to average net assets prior to fees waived	0.85%	0.91%	1.00%	1.17%	1.53%	2.19%
Portfolio turnover	58%	135%	157%	164%	134%	193%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	3/31/14[1] (Unaudited)	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$12.550	$11.550	$10.100	$10.430	$9.730	$8.930

Income (loss) from investment operations:
Net investment income[2]	0.055	0.119	0.118	0.141	0.172	0.208
Net realized and unrealized gain (loss)	0.611	1.007	1.454	(0.352)	0.802	0.711

Total from investment operations	0.666	1.126	1.572	(0.211)	0.974	0.919

Less dividends and distributions from:
Net investment income	(0.044)	(0.126)	(0.122)	(0.119)	(0.274)	(0.050)
Net realized gain	(0.652)	—	—	—	—	(0.069)

Total dividends and distributions	(0.696)	(0.126)	(0.122)	(0.119)	(0.274)	(0.119)

Net asset value, end of period	$12.520	$12.550	$11.550	$10.100	$10.430	$9.730

Total return[3]	5.42%	9.81%	15.53%	(2.03%)	10.16%	10.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,084	$22,838	$16,575	$13,813	$12,068	$10,739
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.90%	1.87%	1.89%
Ratio of expenses to average net assets prior to fees waived	1.93%	1.97%	1.97%	2.01%	2.06%	2.13%
Ratio of net investment income to average net assets	0.88%	0.98%	1.07%	1.28%	1.72%	2.43%
Ratio of net investment income to average net assets prior to fees waived	0.85%	0.91%	1.00%	1.17%	1.53%	2.19%
Portfolio turnover	58%	135%	157%	164%	134%	193%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                                 105

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/14[1]	Year ended
		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$12.500	$11.500	$10.060	$10.380	$9.710	$8.920

Income (loss) from investment operations:
Net investment income[2]	0.086	0.178	0.172	0.195	0.223	0.250
Net realized and unrealized gain (loss)	0.606	1.005	1.445	(0.348)	0.799	0.706

Total from investment operations	0.692	1.183	1.617	(0.153)	1.022	0.956

Less dividends and distributions from:
Net investment income	(0.060)	(0.183)	(0.177)	(0.167)	(0.352)	(0.097)
Net realized gain	(0.652)	—	—	—	—	(0.069)

Total dividends and distributions	(0.712)	(0.183)	(0.177)	(0.167)	(0.352)	(0.166)

Net asset value, end of period	$12.480	$12.500	$11.500	$10.060	$10.380	$9.710

Total return[3]	5.66%	10.38%	16.19%	(1.60% )	10.73%	11.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,295	$23,566	$22,883	$18,645	$6,994	$1,568
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.40%	1.37%	1.39%
Ratio of expenses to average net assets prior to fees waived	1.43%	1.57%	1.57%	1.61%	1.66%	1.73%
Ratio of net investment income to average net assets	1.38%	1.48%	1.57%	1.78%	2.22%	2.93%
Ratio of net investment income to average net assets prior to fees waived	1.35%	1.31%	1.40%	1.57%	1.93%	2.59%
Portfolio turnover	58%	135%	157%	164%	134%	193%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/14[1]	Year ended
		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$12.520	$11.520	$10.080	$10.400	$9.760	$8.970

Income (loss) from investment operations:
Net investment income[2]	0.118	0.238	0.228	0.250	0.272	0.291
Net realized and unrealized gain (loss)	0.619	1.005	1.444	(0.345)	0.802	0.712

Total from investment operations	0.737	1.243	1.672	(0.095)	1.074	1.003

Less dividends and distributions from:
Net investment income	(0.075)	(0.243)	(0.232)	(0.225)	(0.434)	(0.144)
Net realized gain	(0.652)	—	—	—	—	(0.069)

Total dividends and distributions	(0.727)	(0.243)	(0.232)	(0.225)	(0.434)	(0.213)

Net asset value, end of period	$12.530	$12.520	$11.520	$10.080	$10.400	$9.760

Total return[3]	5.94%	10.91%	16.73%	(1.07% )	11.26%	11.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,787	$66,263	$142,925	$133,458	$66,326	$38,124
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.87%	0.89%
Ratio of expenses to average net assets prior to fees waived	0.93%	0.97%	0.97%	1.01%	1.06%	1.13%
Ratio of net investment income to average net assets	1.88%	1.98%	2.07%	2.28%	2.72%	3.43%
Ratio of net investment income to average net assets prior to fees waived	1.85%	1.91%	2.00%	2.17%	2.53%	3.19%
Portfolio turnover	58%	135%	157%	164%	134%	193%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                                 107

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/14[1]	Year ended
		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$10.570	$10.220	$9.430	$9.900	$9.360	$8.320

Income (loss) from investment operations:
Net investment income[2]	0.104	0.198	0.203	0.245	0.289	0.304
Net realized and unrealized gain (loss)	0.422	0.414	1.035	(0.183)	0.687	0.942

Total from investment operations	0.526	0.612	1.238	0.062	0.976	1.246

Less dividends and distributions from:
Net investment income	(0.118)	(0.192)	(0.186)	(0.236)	(0.436)	(0.206)
Net realized gain	(0.218)	(0.070)	(0.262)	(0.296)	—	—

Total dividends and distributions	(0.336)	(0.262)	(0.448)	(0.532)	(0.436)	(0.206)

Net asset value, end of period	$10.760	$10.570	$10.220	$9.430	$9.900	$9.360

Total return[3]	5.04%	6.09%	13.47%	0.48%	10.70%	15.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,876	$81,655	$75,988	$66,175	$55,513	$43,873
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.14%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived	1.33%	1.41%	1.43%	1.47%	1.55%	1.65%
Ratio of net investment income to average net assets	1.94%	1.90%	2.05%	2.44%	3.02%	3.78%
Ratio of net investment income to average net assets prior to fees waived	1.74%	1.62%	1.75%	2.11%	2.60%	3.26%
Portfolio turnover	84%	210%	219%	211%	192%	177%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	3/31/14[1] (Unaudited)	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.660	$10.300	$9.500	$9.990	$9.380	$8.330

Income (loss) from investment operations:
Net investment income[2]	0.104	0.199	0.204	0.247	0.271	0.243
Net realized and unrealized gain (loss)	0.422	0.423	1.044	(0.188)	0.691	0.948

Total from investment operations	0.526	0.622	1.248	0.059	0.962	1.191

Less dividends and distributions from:
Net investment income	(0.118)	(0.192)	(0.186)	(0.253)	(0.352)	(0.141)
Net realized gain	(0.218)	(0.070)	(0.262)	(0.296)	—	—

Total dividends and distributions	(0.336)	(0.262)	(0.448)	(0.549)	(0.352)	(0.141)

Net asset value, end of period	$10.850	$10.660	$10.300	$9.500	$9.990	$9.380

Total return[3]	5.00%	6.14%	13.48%	0.44%	10.48%	14.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$156	$255	$503	$567	$938	$892
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.14%	1.33%	1.88%
Ratio of expenses to average net assets prior to fees waived	2.08%	2.11%	2.13%	2.17%	2.25%	2.35%
Ratio of net investment income to average net assets	1.94%	1.90%	2.05%	2.44%	2.28%	3.03%
Ratio of net investment income to average net assets prior to fees waived	0.99%	0.92%	1.05%	1.41%	1.90%	2.56%
Portfolio turnover	84%	210%	219%	211%	192%	177%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)                                                 109

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	Year ended
	3/31/14[1] (Unaudited)	9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
Net asset value, beginning of period	$10.590	$10.240	$9.450	$9.920	$9.330	$8.290

Income (loss) from investment operations:
Net investment income[2]	0.064	0.120	0.129	0.170	0.218	0.245
Net realized and unrealized gain (loss)	0.426	0.420	1.035	(0.190)	0.695	0.936

Total from investment operations	0.490	0.540	1.164	(0.020)	0.913	1.181

Less dividends and distributions from:
Net investment income	(0.072)	(0.120)	(0.112)	(0.154)	(0.323)	(0.141)
Net realized gain	(0.218)	(0.070)	(0.262)	(0.296)	—	—

Total dividends and distributions	(0.290)	(0.190)	(0.374)	(0.450)	(0.323)	(0.141)

Net asset value, end of period	$10.790	$10.590	$10.240	$9.450	$9.920	$9.330

Total return[3]	4.68%	5.35%	12.60%	(0.34% )	9.98%	14.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,394	$31,132	$23,943	$17,206	$10,578	$4,004
Ratio of expenses to average net assets	1.88%	1.88%	1.88%	1.89%	1.88%	1.88%
Ratio of expenses to average net assets prior to fees waived	2.08%	2.11%	2.13%	2.17%	2.25%	2.35%
Ratio of net investment income to average net assets	1.19%	1.15%	1.30%	1.69%	2.27%	3.03%
Ratio of net investment income to average net assets prior to fees waived	0.99%	0.92%	1.05%	1.41%	1.90%	2.56%
Portfolio turnover	84%	210%	219%	211%	192%	177%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/14[1]	Year ended
		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$10.570	$10.220	$9.430	$9.900	$9.350	$8.310

Income (loss) from investment operations:
Net investment income[2]	0.090	0.172	0.178	0.220	0.265	0.284
Net realized and unrealized gain (loss)	0.422	0.415	1.035	(0.184)	0.683	0.940

Total from investment operations	0.512	0.587	1.213	0.036	0.948	1.224

Less dividends and distributions from:
Net investment income	(0.104)	(0.167)	(0.161)	(0.210)	(0.398)	(0.184)
Net realized gain	(0.218)	(0.070)	(0.262)	(0.296)	—	—

Total dividends and distributions	(0.322)	(0.237)	(0.423)	(0.506)	(0.398)	(0.184)

Net asset value, end of period	$10.760	$10.570	$10.220	$9.430	$9.900	$9.350

Total return[3]	4.90%	5.84%	13.19%	0.22%	10.39%	15.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,106	$5,646	$4,293	$3,220	$1,590	$840
Ratio of expenses to average net assets	1.38%	1.38%	1.38%	1.39%	1.38%	1.38%
Ratio of expenses to average net assets prior to fees waived	1.58%	1.71%	1.73%	1.77%	1.85%	1.95%
Ratio of net investment income to average net assets	1.69%	1.65%	1.80%	2.19%	2.77%	3.53%
Ratio of net investment income to average net assets prior to fees waived	1.49%	1.32%	1.45%	1.81%	2.30%	2.96%
Portfolio turnover	84%	210%	219%	211%	192%	177%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/14[1]	Year ended
		9/30/13	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$10.590	$10.230	$9.440	$9.920	$9.390	$8.350

Income (loss) from investment operations:
Net investment income[2]	0.117	0.224	0.228	0.271	0.314	0.324
Net realized and unrealized gain (loss)	0.422	0.424	1.035	(0.194)	0.692	0.943

Total from investment operations	0.539	0.648	1.263	0.077	1.006	1.267

Less dividends and distributions from:
Net investment income	(0.131)	(0.218)	(0.211)	(0.261)	(0.476)	(0.227)
Net realized gain	(0.218)	(0.070)	(0.262)	(0.296)	—	—

Total dividends and distributions	(0.349)	(0.288)	(0.473)	(0.557)	(0.476)	(0.227)

Net asset value, end of period	$10.780	$10.590	$10.230	$9.440	$9.920	$9.390

Total return[3]	5.16%	6.45%	13.74%	0.63%	11.02%	15.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54,318	$30,615	$45,993	$33,583	$30,399	$8,740
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.89%	0.88%	0.88%
Ratio of expenses to average net assets prior to fees waived	1.08%	1.11%	1.13%	1.17%	1.25%	1.35%
Ratio of net investment income to average net assets	2.19%	2.15%	2.30%	2.69%	3.27%	4.03%
Ratio of net investment income to average net assets prior to fees waived	1.99%	1.92%	2.05%	2.41%	2.90%	3.56%
Portfolio turnover	84%	210%	219%	211%	192%	177%

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Foundation Funds®

March 31, 2014 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers three funds: Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund offer Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

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Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2010 – Sept. 30, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries they invest in that may date back to the inception of each Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 31, 2014.

To Be Announced Trades (TBA) — Each Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with each Fund’s ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by each Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund paid foreign capital gain taxes on certain foreign securities held which are included as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund each declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Delaware Foundation Growth Allocation Fund declares and pays dividends from net investment income annually and distributions from net realized gains on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended March 31, 2014.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2014, each Fund earned the following amounts under this agreement:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$93	$18	$46

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed each Fund’s average daily net assets from Oct. 1, 2013 through Mar. 31, 2014* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
0.90%	0.90%	0.88%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended March 31, 2014, each Fund was charged for these services as follows:

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Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$2,322	$8,115	$3,697

DSC is also the transfer agent and dividend disbursing agent of each Fund. Each Fund pays DSC a monthly asset-based fee for these services. For these services each Fund pays DSC fees based on the aggregate daily net assets of the retail Funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included in the statements of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended March 31, 2014, DMC charged each Fund for these services as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$10,589	$37,006	$16,857

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit each Funds’ Class B shares’ 12b-1 fees from Oct. 1, 2013 through March 31, 2014** to 0.25% of average daily net assets.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.23% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, each Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to each Fund. For the six months ended March 31, 2014, each Fund was charged for internal legal, tax and regulatory services provided by DMC and/or its affiliates’ employees as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$1,506	$5,230	$2,377

For the six months ended March 31, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$6,590	$6,176	$13,102

For the six months ended March 31, 2014, DDLP received gross CDSC commissions on redemption of each Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
$188	$133	$549

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

*The contractual waiver period is Jan. 28, 2013 through Jan. 28, 2015.

**The contractual waiver period is March 1, 2013 through Jan. 28, 2015 for Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund. The contractual waiver period is Oct. 1, 2013 through Jan. 28, 2015 for Delaware Foundation Conservative Allocation Fund.

3. Investments

For the six months ended March 31, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Purchases other than U.S. government securities	$29,869,675	$156,669,105	$101,660,282
Purchases of U.S. government securities	4,628,075	35,671,685	23,118,160
Sales other than U.S. government securities	37,903,758	172,664,736	103,825,059
Sales of U.S. government securities	5,409,347	33,104,999	21,544,927

At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until the fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund was as follows:

	Delaware Foundation Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Cost of Investments	$70,015,516	$273,387,458	$135,641,380

Aggregate unrealized appreciation	$25,703,337	$76,264,372	$22,854,013
Aggregate unrealized depreciation	(2,864,151)	(8,168,088)	(2,825,095)

Net unrealized appreciation	$22,839,186	$68,096,284	$20,028,918

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

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Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of Delaware Foundation® Growth Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities[1]	$—	$3,056,780	$30,899	$3,087,679
Corporate Debt	—	10,017,417	—	10,017,417
Foreign Debt	—	436,248	—	436,248
Municipal Bonds	—	100,462	—	100,462
Senior Secured Loans	—	2,212,537	—	2,212,537
Common Stock
Consumer Discretionary	4,433,725	4,195,462	—	8,629,187
Consumer Staples	3,952,516	3,478,049	—	7,430,565
Energy	5,127,909	1,681,185	—	6,809,094
Financials	8,254,747	4,864,641	75,596	13,194,984
Healthcare	6,857,428	2,580,999	—	9,438,427
Industrials	3,546,805	3,906,417	—	7,453,222
Information Technology	10,916,643	2,058,626	—	12,975,269
Materials	2,281,864	2,049,107	—	4,330,971
Telecommunication Services	2,224,364	1,471,375	—	3,695,739
Utilities	707,848	227,188	—	935,036
Convertible Preferred Stock[2]	50,555	68,895	—	119,450
Exchange-Traded Funds	143,810	—	—	143,810
Preferred Stock	68,294	—	—	68,294
Right	1,127	—	—	1,127
U.S. Treasury Obligations	—	628,435	—	628,435
Short-Term Investments	—	1,146,716	—	1,146,716
Option Purchased	—	33	—	33

Total	$48,567,635	$44,180,572	$106,495	$92,854,702

Foreign Currency Exchange Contracts	$—	$(909)	$—	$(909)
Futures Contracts	(99,618)	—	—	(99,618)
Swap Contracts	—	(480)	—	(480)

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 99.00% and 1.00%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 42.32% and 57.68%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

The following table summarizes the valuation of Delaware Foundation® Moderate Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities[1]	$—	$22,398,175	$411,465	$22,809,640
Corporate Debt	—	78,127,754	—	78,127,754
Foreign Debt	—	2,312,327	—	2,312,327
Municipal Bonds	—	957,069	—	957,069
Senior Secured Loans	—	14,393,215	—	14,393,215
Common Stock
Consumer Discretionary	11,840,254	11,312,661	—	23,152,915
Consumer Staples	10,628,872	9,488,788	—	20,117,660
Energy	13,902,398	4,500,138	—	18,402,536
Financials	22,396,607	13,015,692	204,110	35,616,409
Healthcare	18,706,056	6,945,985	—	25,652,041
Industrials	9,580,986	10,490,316	—	20,071,302
Information Technology	29,584,237	5,184,610	—	34,768,847
Materials	6,192,228	5,546,691	—	11,738,919
Telecommunication Services	5,919,570	3,979,637	—	9,899,207
Utilities	1,960,242	605,134	—	2,565,376
Convertible Preferred Stock[2]	398,787	571,554	—	970,341
Exchange-Traded Funds	408,212	—	—	408,212
Preferred Stock	779,787	—	—	779,787
Right	3,047	—	—	3,047
U.S. Treasury Obligations	—	6,297,674	—	6,297,674
Short-Term Investments	—	12,439,214	—	12,439,214
Securities Lending Collateral	—	—	—	—
Option Purchased	—	250	—	250

Total	$132,301,283	$208,566,884	$615,575	$341,483,742

Foreign Currency Exchange Contracts	$—	$(8,951)	$—	$(8,951)
Futures Contracts	(275,008)	—	—	(275,008)
Swap Contracts	—	(3,669)	—	(3,669)

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 98.20% and 1.80%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 43.10% and 56.90%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

(continues)                                                 119

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

The following table summarizes the valuation of Delaware Foundation® Conservative Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage- Backed Securities[1]	$—	$15,769,083	$279,409	$16,048,492
Corporate Debt	—	53,023,994	—	53,023,994
Foreign Debt	—	1,700,086	—	1,700,086
Municipal Bonds	—	492,415	—	492,415
Senior Secured Loans	—	10,025,166	—	10,025,166
Common Stock
Consumer Discretionary	3,620,490	3,460,926	—	7,081,416
Consumer Staples	3,361,233	2,903,950	—	6,265,183
Energy	4,240,827	1,334,598	—	5,575,425
Financials	6,756,869	3,949,092	60,477	10,766,438
Healthcare	5,602,376	2,121,565	—	7,723,941
Industrials	2,898,115	3,170,029	—	6,068,144
Information Technology	9,035,938	1,598,504	—	10,634,442
Materials	1,841,640	1,675,079	—	3,516,719
Telecommunication Services	1,791,603	1,210,622	—	3,002,225
Utilities	590,512	184,369	—	774,881
Convertible Preferred Stock[2]	283,020	373,625	—	656,645
Exchange-Traded Funds	57,962	—	—	57,962
Preferred Stock	558,140	—	—	558,140
Right	925	—	—	925
U.S. Treasury Obligations	—	4,717,346	—	4,717,346
Short-Term Investments	—	6,980,141	—	6,980,141
Option Purchased	—	172	—	172

Total	$40,639,650	$114,690,762	$339,886	$155,670,298

Foreign Currency Exchange Contracts	$—	$(4,938)	$—	$(4,938)
Futures Contracts	(82,663)	—	—	(82,663)
Swap Contracts	—	(2,540)	—	(2,540)

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 98.26% and 1.74%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs while Level 3 investments represent investments without observable inputs.

2Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 43.10% and 56.90%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

The securities that have been deemed worthless on the schedules of investments are considered to be Level 3 securities in these tables.

As a result of utilizing international fair value pricing at March 31, 2014, a portion of each Fund’s portfolio was categorized as Level 2.

During the six months ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. This does not include transfers between Level 1 investments and Level 2 investments due to each Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that each Fund’s Net

Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that each Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation® Growth Allocation Fund		Delaware Foundation Moderate Allocation Fund		Delaware Foundation Conservative Allocation Fund
	Six months ended 3/31/14	Year ended 9/30/13	Six months ended 3/31/14	Year ended 9/30/13	Six months ended 3/31/14	Year ended 9/30/13
Shares sold:
Class A	305,718	715,602	481,242	1,265,483	902,994	2,057,224
Class B	706	2,362	42	6,750	303	5,323
Class C	103,429	177,476	413,462	684,187	651,331	1,275,531
Class R	72,704	227,287	129,145	257,181	192,573	243,401
Institutional Class	1,279,512	1,265,773	1,973,962	2,807,964	3,392,517	1,321,321

Shares issued upon reinvestment of dividends and distributions:
Class A	331,834	68,973	907,837	282,053	225,345	188,879
Class B	6,822	2,619	4,959	1,734	586	928
Class C	54,044	6,192	105,781	14,927	79,146	41,894
Class R	104,194	17,563	108,640	29,415	20,364	11,178
Institutional Class	137,045	67,414	135,785	128,721	100,262	105,846

	2,396,008	2,551,261	4,260,855	5,478,415	5,565,421	5,251,525

Shares redeemed:
Class A	(1,445,847)	(746,294)	(2,863,244)	(2,530,858)	(3,938,275)	(1,958,534)
Class B	(37,047)	(79,999)	(27,739)	(96,756)	(10,472)	(31,161)
Class C	(66,423)	(160,259)	(176,455)	(314,756)	(388,735)	(715,530)
Class R	(115,765)	(166,985)	(177,308)	(391,197)	(86,669)	(140,552)
Institutional Class	(1,083,792)	(2,750,685)	(1,031,872)	(10,051,923)	(1,345,002)	(3,029,827)

	(2,748,874)	(3,904,222)	(4,276,618)	(13,385,490)	(5,769,153)	(5,875,604)

Net decrease	(352,866)	(1,352,961)	(15,763)	(7,907,075)	(203,732)	(624,079)

For the six months ended March 31, 2014 and the year ended Sept. 30, 2013, the following Class B shares were converted to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six months ended			Year ended
	3/31/14			9/30/13
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Foundation Growth Allocation Fund	21,771	21,319	$247,551	47,915	46,961	$517,915
Delaware Foundation Moderate Allocation Fund	15,375	15,375	194,879	45,956	45,898	557,849
Delaware Foundation Conservative Allocation Fund	1,895	1,910	20,643	8,034	8,097	84,698

(continues)                                                 121

Notes to financial statements

Delaware Foundation Funds®

5. Unfunded Commitments

Each Fund may invest in floating rate loans. In connection with these investments, each Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate each Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, each Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of March 31, 2014, the Funds had the following unfunded loan commitments:

	Unfunded Loan Commitment
	Delaware Foundation® Growth Allocation Fund	Delaware Foundation Moderate Allocation Fund	Delaware Foundation Conservative Allocation Fund
Borrower
Industrial Packaging Bridge Loan	$14,000	$96,000	$68,000
Ortho-Clinical Bridge Loan	10,000	80,000	55,000

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement will expire on Nov. 10, 2014.

Each Fund had no amounts outstanding as of March 31, 2014, or at any time during the period then ended.

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended March 31, 2014, each Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities each Fund already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing their respective investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to each Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended March 31, 2014, each Fund entered into futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the six months ended March 31, 2014, each Fund entered into options contracts in the normal course of pursuing their respective investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended March 31, 2014, each Fund entered into purchased option contracts to manage each Fund’s exposure to changes in foreign currencies. During the six months ended March 31, 2014, the Funds did not enter into any written option contracts.

Swap Contracts — Each Fund may enter into CDS contracts in the normal course of pursuing their respective investment objective. Each Fund may use interest rate swaps to adjust each Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Each Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s Investors Service (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by each Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2014, each Fund entered into CDS contracts as a purchaser of protection in order to gain exposure to certain securities or markets, and as a seller of protection in order to hedge against a credit event. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized

(continues)                                                 123

Notes to financial statements

Delaware Foundation Funds®

7. Derivatives (continued)

appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if each Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Funds’ exposure to the counterparty and (2) trading CDS baskets through a central counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of assets and liabilities.

Fair values of derivative instruments as of March 31, 2014 were as follows:

	Delaware Foundation® Growth Allocation Fund
	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$742		Unrealized loss on foreign currency exchange contracts	$1,651

Interest rate contracts (Futures contracts)	Variation margin payable on futures contracts	435	*	Variation margin payable on futures contracts	100,053	*

Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	—		Unrealized loss on credit default swap contracts	6,760

Total		$1,177			$108,464

	Delaware Foundation Moderate Allocation Fund
	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$3,186		Unrealized loss on foreign currency exchange contracts	$12,137

Interest rate contracts (Futures contracts)	Variation margin payable on futures contracts	2,622	*	Variation margin payable on futures contracts	277,630	*

Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	—		Unrealized loss on credit default swap contracts	51,695

Total		$5,808			$341,462

	Delaware Foundation® Conservative Allocation Fund
	Asset Derivatives				Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$3,004		Unrealized loss on foreign currency exchange contracts	$7,942

Interest rate contracts (Futures contracts)	Variation margin payable on futures contracts	1,318	*	Variation margin payable on futures contracts	83,981	*

Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	—		Unrealized loss on credit default swap contracts	35,789

Total		$4,322			$127,712

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through March 31, 2014. Only current day variation margin is reported on the statements of assets and liabilities.

The effect of derivative instruments on the statements of operations for the six months ended March 31, 2014 was as follows:

	Delaware Foundation Growth Allocation Fund
	Net Realized Gain (Loss) on:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(38,316)	$—	$—	$(38,316)
Interest rate contracts	—	83,000	—	83,000
Equity contracts	—	(3,335)	—	(3,335)
Credit contracts	—	—	1,610	1,610

Total	$(38,316)	$79,665	$1,610	$42,959

		Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$239	$—	$—	$239
Interest rate contracts	—	(34,269)	—	(34,269)
Equity contracts	—	(99,592)	—	(99,592)
Credit contracts	—	—	(1,316)	(1,316)

Total	$239	$(133,861)	$(1,316)	$(134,938)

(continues)                                                 125

Notes to financial statements

Delaware Foundation Funds®

7. Derivatives (continued)

		Delaware Foundation® Moderate Allocation Fund
		Net Realized Gain (Loss) on:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(157,592)	$—	$—	$(157,592)
Interest rate contracts	—	501,592	—	501,592
Equity contracts	—	(33,878)	—	(33,878)
Credit contracts	—	—	3,690	3,690

Total	$(157,592)	$467,714	$3,690	$313,812

		Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$4,364	$—	$—	$4,364
Interest rate contracts	—	(212,954)	—	(212,954)
Equity contracts	—	(277,152)	—	(277,152)
Credit contracts	—	—	(9,929)	(9,929)

Total	$4,364	$(490,106)	$(9,929)	$(495,671)

		Delaware Foundation Conservative Allocation Fund
		Net Realized Gain (Loss) on:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$(97,478)	$—	$—	$(97,478)
Interest rate contracts	—	373,172	—	373,172
Equity contracts	—	(23,352)	—	(23,352)
Credit contracts	—	—	2,143	2,143

Total	$(97,478)	$349,820	$2,143	$254,485

		Net Change in Unrealized Appreciation (Depreciation) of:

	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Forward currency exchange contracts	$10,411	$—	$—	$10,411
Interest rate contracts	—	(161,795)	—	(161,795)
Equity contracts	—	(84,517)	—	(84,517)
Credit contracts	—	—	(6,798)	(6,798)

Total	$10,411	$(246,312)	$(6,798)	$(242,699)

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the six months ended March 31, 2014.

	Delaware Foundation® Growth Allocation Fund
		Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	457,478	USD	641,954
Futures contracts (average notional value)		1,265,110		1,180,119
Options contracts (average notional value)		194		—
CDS contracts (average notional value)*		57,056		15,968

	Delaware Foundation Moderate Allocation Fund
		Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	2,347,068	USD	3,660,511
Futures contracts (average notional value)		8,393,504		8,769,994
Options contracts (average notional value)		1,295		—
CDS contracts (average notional value)*		476,935		108,226

	Delaware Foundation Conservative Allocation Fund
		Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	1,734,438	USD	2,203,808
Futures contracts (average notional value)		6,282,663		4,837,137
Options contracts (average notional value)		919		—
CDS contracts (average notional value)*		326,210		72,742

*Long represents buying protection and short represents selling protection.

8. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statements of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Funds adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statements of assets and liabilities.

(continues)                                                 127

Notes to financial statements

Delaware Foundation Funds®

8. Offsetting (continued)

At March 31, 2014, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Growth Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$299	$—	$299
Barclays Bank	64	—	64
BNP Paribas	—	(870)	(870)
BNY Mellon	82	(210)	(128)
Deutsche Bank	147	—	147
Goldman Sachs Capital	—	(1)	(1)
JPMorgan Chase Bank	—	(796)	(796)
Morgan Stanley Capital	30	—	30
Toronto Dominion Bank	120	(214)	(94)
Union Bank of Switzerland	—	(40)	(40)

Total	$742	$(2,131)	$(1,389)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$299	$—	$—	$—	$—	$299
Barclays Bank	64	—	—	—	—	64
BNP Paribas	(870)	—	—	—	—	(870)
BNY Mellon	(128)	—	—	—	—	(128)
Deutsche Bank	147	—	—	—	—	147
Goldman Sachs Capital	(1)	—	—	—	—	(1)
JPMorgan Chase Bank	(796)	—	—	—	—	(796)
Morgan Stanley Capital	30	—	—	—	—	30
Toronto Dominion Bank	(94)	—	—	—	—	(94)
Union Bank of Switzerland	(40)	—	—	—	—	(40)

Total	$(1,389)	$—	$—	$—	$—	$(1,389)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$99,276	$(99,276)	$—	$—
Bank of Montreal	33,092	(33,092)	—	—
BNP Paribas	33,632	(33,632)	—	—

Total	$166,000	$(166,000)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Moderate Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$1,478	$—	$1,478
Barclays Bank	52	—	52
BNP Paribas	—	(6,793)	(6,793)
BNY Mellon	—	(328)	(328)
Deutsche Bank	502	—	502
Goldman Sachs Capital	62	—	62
JPMorgan Chase Bank	—	(6,804)	(6,804)
Morgan Stanley Capital	227	—	227
Toronto Dominion Bank	865	(1,596)	(731)
Union Bank of Switzerland	—	(285)	(285)

Total	$3,186	$(15,806)	$(12,620)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
Bank of America Merrill Lynch	$1,478	$—	$—	$—	$—	$1,478
Barclays Bank	52	—	—	—	—	52
BNP Paribas	(6,793)	—	—	—	—	(6,793)
BNY Mellon	(328)	—	—	—	—	(328)
Deutsche Bank	502	—	—	—	—	502
Goldman Sachs Capital	62	—	—	—	—	62
JPMorgan Chase Bank	(6,804)	—	—	—	—	(6,804)
Morgan Stanley Capital	227	—	—	—	—	227
Toronto Dominion Bank	(731)	—	—	—	—	(731)
Union Bank of
Switzerland	(285)	—	—	—	—	(285)

Total	$(12,620)	$—	$—	$—	$—	$(12,620)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Amount(a)
Bank of America Merrill Lynch	$2,146,403	$(2,146,403)	$—	$—
Bank of Montreal	715,467	(715,467)	—	—
BNP Paribas	727,130	(727,130)	—	—

Total	$3,589,000	$(3,589,000)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

(continues)                                                 129

Notes to financial statements

Delaware Foundation Funds®

8. Offsetting (continued)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Delaware Foundation® Conservative Allocation Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$2,216	$(926)	$1,290
Barclay’s Bank	112	—	112
BNP Paribas	—	(2,084)	(2,084)
BNY Mellon	—	(96)	(96)
Goldman Sachs Capital	—	(29)	(29)
JPMorgan Chase Bank	—	(6,020)	(6,020)
Morgan Stanley Capital	157	—	157
Toronto Dominion Bank	519	(1,126)	(607)
Union Bank of Switzerland	—	(201)	(201)

Total	$3,004	$(10,482)	$(7,478)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)

Bank of America Merrill Lynch	$1,290	$—	$—	$—	$—	$1,290
Barclays Bank	112	—	—	—	—	112
BNP Paribas	(2,084)	—	—	—	—	(2,084)
BNY Mellon	(96)	—	—	—	—	(96)
Goldman Sachs Capital	(29)	—	—	—	—	(29)
JPMorgan Chase Bank	(6,020)	—	—	—	—	(6,020)
Morgan Stanley Capital	157	—	—	—	—	157
Toronto Dominion Bank	(607)	—	—	—	—	(607)
Union Bank of Switzerland	(201)	—	—	—	—	(201)

Total	$(7,478)	$—	$—	$—	$—	$(7,478)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Amount(a)

Bank of America Merrill Lynch	$156,689	$(156,689)	$—	$—
Bank of Montreal	52,230	(52,230)	—	—
BNP Paribas	53,081	(53,081)	—	—

Total	$262,000	$(262,000)	$—	$—

(a)Net represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

9. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Each Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. Each Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, each Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral each Fund would be required to return to the borrower of the securities and each Fund would be required to make up for this shortfall.

During the six months ended March 31, 2014, each Fund had no securities out on loan.

10. Credit and Market Risk

Some countries in which each Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

(continues)                                                 131

Notes to financial statements

Delaware Foundation Funds®

10. Credit and Market Risk (continued)

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of March 31, 2014, no securities have been determined to be illiquid under each Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedules of investments.

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Effective May 1, 2014, Jackson Square Partners, LLC (JSP) is serving as sub-advisor to the Funds under an interim sub-advisory agreement between DMC and JSP, pending shareholder approval of a final sub-advisory agreement between the parties.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2014 that would require recognition or disclosure in each Fund’s financial statements.

About the organization

This semiannual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Board of trustees

Patrick P. Coyne

Chairman, President, and

Chief Executive Officer

Delaware Investments Family of

Funds

Philadelphia, PA

Thomas L. Bennett

Private Investor

Rosemont, PA

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

Philadelphia, PA

Frances A. Sevilla-Sacasa

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor

Senior Vice President,

Deputy General Counsel, and Secretary

Delaware Investments Family of

Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of

Funds

Philadelphia, PA

David P. O’Connor

Executive Vice President, General Counsel, and Chief Legal Officer

Delaware Investments Family of

Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of

Funds

Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series

of Delaware Management Business Trust

Philadelphia, PA

National distributor

Delaware Distributors, L.P.

Philadelphia, PA

Shareholder servicing, dividend

disbursing, and transfer agent

Delaware Service Company, Inc.

2005 Market Street

Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial

institutions representatives only

800 362-7500

Website

delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 4, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 4, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 4, 2014